UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders.

April 30, 2015

Semi Annual Report

Newbridge Large Cap Growth Fund

Select Fund

Special Value Fund

Sycamore Established Value Fund

Sycamore Small Company Opportunity Fund

Expedition Emerging Markets Small Cap Fund

Newbridge Global Equity Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

Balanced Fund

Investment Grade Convertible Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	5
Financial Statements
The Victory Equity Funds
Newbridge Large Cap Growth Fund
Schedule of Portfolio Investments	8
Statement of Assets and Liabilities	45
Statement of Operations	49
Statements of Changes in Net Assets	53-55
Financial Highlights	64-68
Select Fund
Schedule of Portfolio Investments	10
Statement of Assets and Liabilities	45
Statement of Operations	49
Statements of Changes in Net Assets	53-55
Financial Highlights	69-70
Special Value Fund
Schedule of Portfolio Investments	12
Statement of Assets and Liabilities	45
Statement of Operations	49
Statements of Changes in Net Assets	53-55
Financial Highlights	71-75
Sycamore Established Value Fund
Schedule of Portfolio Investments	14
Statement of Assets and Liabilities	46
Statement of Operations	50
Statements of Changes in Net Assets	56-58
Financial Highlights	76-80
Sycamore Small Company Opportunity Fund
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	46
Statement of Operations	50
Statements of Changes in Net Assets	56-58
Financial Highlights	81-84
The Victory International Equity Funds
Expedition Emerging Markets Small Cap Fund
Schedule of Portfolio Investments	20
Statement of Assets and Liabilities	46
Statement of Operations	50
Statements of Changes in Net Assets	56-58
Financial Highlights	85-87

Table of Contents (continued)

Newbridge Global Equity Fund
Schedule of Portfolio Investments	25
Statement of Assets and Liabilities	47
Statement of Operations	51
Statements of Changes in Net Assets	59-61
Financial Highlights	88-91
The Victory Taxable Fixed Income Fund
Fund for Income
Schedule of Portfolio Investments	30
Statement of Assets and Liabilities	47
Statement of Operations	51
Statements of Changes in Net Assets	59-61
Financial Highlights	92-97
The Victory Tax-Exempt Fixed Income Funds
National Municipal Bond Fund
Schedule of Portfolio Investments	32
Statement of Assets and Liabilities	47
Statement of Operations	51
Statements of Changes in Net Assets	59-61
Financial Highlights	98-99
Ohio Municipal Bond Fund
Schedule of Portfolio Investments	36
Statement of Assets and Liabilities	48
Statement of Operations	52
Statements of Changes in Net Assets	62-63
Financial Highlights	100
The Victory Hybrid Funds
Balanced Fund
Schedule of Portfolio Investments	39
Statement of Assets and Liabilities	48
Statement of Operations	52
Statements of Changes in Net Assets	62-63
Financial Highlights	101-104
Investment Grade Convertible Fund
Schedule of Portfolio Investments	42
Statement of Assets and Liabilities	48
Statement of Operations	52
Statements of Changes in Net Assets	62-63
Financial Highlights	105-106
Notes to Financial Statements	107

Table of Contents (continued)

Supplemental Information	121
Trustee and Officer Information	121
Proxy Voting and Form N-Q Information	125
Expense Examples	125
Portfolio Holdings	129
Advisory Contract Approval	131

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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The Victory Funds Letter to Shareholders

Dear Shareholder:

Over the past six months, Victory Capital has worked diligently to expand its available product set and enhance the investor experience with our firm. In addition to its previously announced acquisition of Munder Capital Management, Victory Capital also acquired its ninth investment franchise, Compass Efficient Model Portfolios, LLC ("Compass EMP"), on April 30th, 2015. Compass EMP has developed a strategic indexing approach that combines fundamental criteria with volatility weighting seeking to improve an investor's ability to outperform traditional indexing strategies. Victory Capital's acquisition of Compass EMP is an extension of the firm's multi-boutique business model and provides our investors access to this dynamic asset class. We believe that this partnership enables the firm and our clients to leverage new strengths, and we look forward to the opportunities afforded by this acquisition. In addition to a broadened product set, Victory Capital has also revamped its website, which now highlights our distinctly branded, autonomous investment franchises and significantly enhances our investor's browsing experience. As a shareholder, we encourage you to visit our new website (www.vcm.com) and benefit from these technological enhancements and expanded product offerings.

Marking the 6th consecutive year of positive gains, the S&P 500® Index posted a 13.7% total return in 2014, despite increased uncertainty created by decelerating global economic growth and a rapidly evolving macroeconomic backdrop. While there were numerous geopolitical events impacting the global landscape, such as slowing growth in China, rising conflicts in the Ukraine, sanctions against Russia, and the potential Greek exit from the Eurozone, the dominant forces driving market action can be boiled down to: (1) the strengthening U.S. dollar, (2) declining energy prices and (3) accommodative global monetary policy. The S&P 500® Index corrected nearly 10% in September/October during its initial reaction to the sharp decline in oil prices and the strengthening U.S. dollar before charging back to end the year at near record highs. This strength, which has continued into 2015, is due in large part to the monetary easing seen across the globe, resulting in record low interest rates, which in turn has helped justify P/E multiple expansion.

Indeed, 2015 and 2016 estimates continued to decline during the quarter, with EPS growth now expected to be a somewhat muted +2% year-over-year in 2015, the lowest level seen since exiting the great recession of 2008/2009. Expectations have been ratcheted backward on both the international and domestic fronts. In regards to the former, profits from overseas faced stiff headwinds from weak emerging market demand and a strengthening U.S. dollar. That said, a sharp reversal in both the dollar and oil prices post quarter end, could end up being a tailwind to estimates in the coming quarter.

It's worth noting that the dollar is both a proxy for the relative strength of the U.S. economy, as well as an equilibrium mechanism that helps drive economic convergence. It is also highly susceptible to cyclical and technical forces. Despite a few lackluster domestic economic data points such as flat GDP growth and lackluster retail sales, labor market indicators continue to harden and nonresidential investment remains solid. Continued productivity gains should lead to real wage increases in the U.S., which in turn should support positive GDP growth moving forward.

In the fixed income market, harsh winter weather, west coast port slowdowns and cut-backs in the energy sector, all contributed to slower growth over the past six months. Many expected the U.S. consumer to pick up the slack with strong consumption given the steep drop in gasoline prices, which functions to increase disposable income. Unfortunately, a significant pick-up in consumer spending did not materialize as readings on retail sales were mediocre and the personal savings rate became the primary beneficiary of lower energy prices. Similarly, outside of the U.S., growth and inflation remained low, and liquidity was on the rise as central banks in Europe and Japan continued to ease policy.

Weak growth and low inflation complicated the policy outlook for the Federal Reserve, as the committee continued to inch towards the beginning of policy normalization. The fixed income market conveyed a different outlook, however, as interest rates declined further given the uncertain outlook for both growth and inflation. The Fed's own forecast for short term interest rates declined as well, yet they continued to guide modest increases in the federal funds rate in 2015. The fixed income market remains skeptical regarding the pace of rate increases relative to the Fed's forecast as we look forward to the remainder of 2015, a dichotomy of views that underscores the "data dependent" nature of monetary policy.

This environment of slower growth and lower interest rates produced solidly, positive absolute returns in the fixed income markets. Furthermore, the uncertainty over monetary policy produced mixed results on an excess returns basis relative to Treasuries over the prior twelve months. This is because securitized sectors generally outperformed Treasuries while corporate bonds trailed.

We continue to believe that the markets could provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863 or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher Dyer

President,
Victory Funds

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The Victory Portfolios  Schedule of Portfolio Investments
Newbridge Large Cap Growth Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Auto Components (2.1%):
Delphi Automotive PLC	47,100	$3,909
Consumer Staples (6.3%):
Costco Wholesale Corp.	38,100	5,450
Monster Beverage Corp. (a)	46,025	6,310
		11,760
Energy (3.6%):
EOG Resources, Inc.	66,775	6,607
Financials (6.2%):
Affiliated Managers Group, Inc. (a)	21,600	4,884
McGraw-Hill Cos., Inc.	18,175	1,896
The Charles Schwab Corp.	153,075	4,669
		11,449
Health Care (17.4%):
Alexion Pharmaceuticals, Inc. (a)	29,625	5,013
Celgene Corp. (a)	68,025	7,352
Centene Corp. (a)	53,850	3,338
Cerner Corp. (a)	79,150	5,684
Gilead Sciences, Inc. (a)	71,425	7,179
IDEXX Laboratories, Inc. (a)	27,800	3,485
		32,051
Hotels Restaurants & Leisure (4.9%):
Starbucks Corp.	182,400	9,043
Industrials (4.2%):
Southwest Airlines Co.	96,375	3,909
United Rentals, Inc. (a)	40,850	3,945
		7,854
Internet & Catalog Retail (6.1%):
Amazon.com, Inc. (a)	15,200	6,411
Priceline.com, Inc. (a)	3,950	4,889
		11,300
Internet Software & Services (7.5%):
Facebook, Inc., Class A (a)	84,200	6,633
Google, Inc., Class A (a)	13,574	7,346
		13,979
IT Services (6.8%):
Alliance Data Systems Corp. (a)	16,350	4,861
Visa, Inc., Class A	117,150	7,738
		12,599
Road & Rail (3.0%):
Canadian Pacific Railway Ltd.	29,275	5,580

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Newbridge Large Cap Growth Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (5.9%):
NXP Semiconductor NV (a)	56,100	$5,392
Skyworks Solutions, Inc.	60,300	5,563
		10,955
Software (7.6%):
Adobe Systems, Inc. (a)	83,300	6,336
Alibaba Group Holding Ltd., ADR (a)	39,750	3,231
VMware, Inc., Class A (a)	51,400	4,528
		14,095
Specialty Retail (10.1%):
Advance Auto Parts, Inc.	24,700	3,532
Sherwin-Williams Co.	24,725	6,874
Tractor Supply Co.	63,175	5,437
Ulta Salon Cosmetics & Fragrance, Inc. (a)	18,900	2,856
		18,699
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	105,275	13,175
Total Common Stocks (Cost $118,509)		183,055
Investment Companies (0.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	1,526,115	1,526
Total Investment Companies (Cost $1,526)		1,526
Total Investments (Cost $120,035) — 99.6%		184,581
Other assets in excess of liabilities — 0.4%		709
NET ASSETS — 100.00%		$185,290

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Select Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Communications Equipment (4.3%):
F5 Networks, Inc. (a)	1,048	$128
Consumer Discretionary (13.5%):
Advance Auto Parts, Inc.	515	74
H&R Block, Inc.	6,799	205
PVH Corp.	578	60
Starbucks Corp.	1,245	62
		401
Consumer Staples (7.7%):
CVS Caremark Corp.	960	95
Diageo PLC, ADR	1,186	132
		227
Energy (2.3%):
Chesapeake Energy Corp.	4,242	67
Financials (15.7%):
Bank of New York Mellon Corp.	3,743	158
Citigroup, Inc.	3,033	162
Progressive Corp.	5,459	146
		466
Health Care (11.7%):
Baxter International, Inc.	2,019	139
Medtronic PLC	1,661	123
Merck & Co., Inc.	1,407	84
		346
Industrials (11.5%):
Nielsen Holdings NV	1,998	90
Precision Castparts Corp.	613	127
United Parcel Service, Inc., Class B	1,230	123
		340
Internet Software & Services (9.2%):
Facebook, Inc., Class A (a)	1,170	92
Google, Inc., Class C (a)	337	181
		273
IT Services (5.0%):
Visa, Inc., Class A	2,253	149
Materials (4.1%):
Air Products & Chemicals, Inc.	844	121
Semiconductors & Semiconductor Equipment (3.7%):
Applied Materials, Inc.	5,543	109
Software (3.4%):
SAP SE, ADR	1,334	101

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Select Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (4.1%):
EMC Corp.	4,491	$121
Total Common Stocks (Cost $2,710)		2,849
Investment Companies (3.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	110,893	111
Total Investment Companies (Cost $111)		111
Total Investments (Cost $2,821) — 100.0%		2,960
Other assets in excess of liabilities — 0.0%		1
NET ASSETS — 100.00%		$2,961

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communications Equipment (5.7%):
Cisco Systems, Inc.	144,800	$4,175
F5 Networks, Inc. (a)	27,200	3,319
		7,494
Consumer Discretionary (15.2%):
Advance Auto Parts, Inc.	14,300	2,045
H&R Block, Inc.	122,700	3,710
Hilton Worldwide Holdings, Inc. (a)	129,300	3,745
Johnson Controls, Inc.	59,900	3,018
Newell Rubbermaid, Inc.	68,400	2,608
PVH Corp.	12,800	1,323
Starbucks Corp.	42,000	2,082
Tractor Supply Co.	16,900	1,454
		19,985
Consumer Staples (8.0%):
CVS Caremark Corp.	32,900	3,267
Diageo PLC, ADR	23,700	2,631
The Procter & Gamble Co.	25,900	2,059
Wal-Mart Stores, Inc.	32,700	2,552
		10,509
Energy (5.9%):
Chesapeake Energy Corp.	96,800	1,527
Occidental Petroleum Corp.	42,600	3,412
Schlumberger Ltd.	14,700	1,391
Weatherford International PLC (a)	95,000	1,382
		7,712
Financials (12.9%):
American Express Co.	23,700	1,836
Bank of America Corp.	111,900	1,783
Bank of New York Mellon Corp.	84,400	3,573
Citigroup, Inc.	105,800	5,641
Progressive Corp.	154,300	4,114
		16,947
Health Care (16.8%):
Abbott Laboratories	42,700	1,982
Baxter International, Inc.	40,400	2,777
Cardinal Health, Inc.	21,100	1,780
Eli Lilly & Co.	35,200	2,530
Medtronic PLC	56,200	4,184
Merck & Co., Inc.	43,400	2,585
Perrigo Co. PLC	10,600	1,943
Pfizer, Inc.	130,000	4,410
		22,191

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (11.8%):
Danaher Corp.	25,500	$2,088
Masco Corp.	109,700	2,906
Nielsen Holdings NV	53,400	2,400
Precision Castparts Corp.	16,700	3,451
Stanley Black & Decker, Inc.	19,800	1,954
United Parcel Service, Inc., Class B	27,900	2,805
		15,604
Internet Software & Services (7.5%):
Facebook, Inc., Class A (a)	34,400	2,710
Google, Inc., Class C (a)	9,927	5,333
Twitter, Inc. (a)	51,200	1,995
		10,038
IT Services (2.1%):
Visa, Inc., Class A	41,000	2,708
Materials (1.9%):
Air Products & Chemicals, Inc.	17,300	2,481
Semiconductors & Semiconductor Equipment (3.0%):
Applied Materials, Inc.	202,100	4,000
Software (2.6%):
SAP SE, ADR	45,100	3,414
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc.	21,100	2,641
EMC Corp.	189,300	5,094
		7,735
Total Common Stocks (Cost $131,343)		130,818
Investment Companies (1.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	1,409,837	1,410
Total Investment Companies (Cost $1,410)		1,410
Total Investments (Cost $132,753) — 100.4%		132,228
Liabilities in excess of other assets — (0.4)%		(474)
NET ASSETS — 100.00%		$131,754

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Sycamore Established Value Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)
Consumer Discretionary (11.6%):
Autoliv, Inc.	213,300	$25,323
Dollar General Corp.	531,300	38,631
Gannett Co., Inc.	557,300	19,127
Gnc Holdings, Inc.	654,000	28,155
Harley-Davidson, Inc.	530,713	29,831
Johnson Controls, Inc.	777,600	39,175
Nordstrom, Inc.	224,900	16,993
NVR, Inc. (a)	17,100	22,683
Panera Bread Co. (a)	196,100	35,784
Ross Stores, Inc.	171,600	16,968
		272,670
Consumer Staples (5.2%):
Casey's General Stores, Inc.	330,400	27,152
Flowers Foods, Inc.	1,492,550	33,344
Ingredion, Inc.	228,800	18,167
J.M. Smucker Co.	373,700	43,319
		121,982
Energy (2.2%):
Devon Energy Corp.	749,500	51,123
Financials (23.1%):
Alexandria Real Estate Equities, Inc.	476,900	44,056
Alleghany Corp. (a)	82,700	39,160
Citizens Financial Group, Inc.	1,648,500	42,944
DDR Corp.	2,502,800	42,673
Invesco Ltd.	860,400	35,638
Jones Lang LaSalle, Inc.	186,600	30,987
Markel Corp. (a)	47,500	35,180
Marsh & McLennan Cos., Inc.	476,100	26,738
Progressive Corp.	1,305,900	34,815
SunTrust Banks, Inc.	1,012,800	42,031
The Chubb Corp.	472,200	46,441
Unum Group	1,222,700	41,767
Waddell & Reed Financial, Inc.	610,200	30,095
Willis Group Holdings PLC	1,126,700	54,792
		547,317
Health Care (9.5%):
Anthem, Inc.	124,000	18,715
Cigna Corp.	154,300	19,232
DENTSPLY International, Inc.	753,600	38,434
Mednax, Inc. (a)	386,400	27,349
Patterson Cos., Inc.	1,005,300	47,204
PerkinElmer, Inc.	853,800	43,766
St. Jude Medical, Inc.	404,300	28,321
		223,021

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Sycamore Established Value Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (15.8%):
Allison Transmission Holding, Inc.	893,092	$27,400
Avery Dennison Corp.	738,500	41,053
Cintas Corp.	282,500	22,586
Hubbell, Inc., Class B	215,500	23,453
Ingersoll-Rand PLC	365,200	24,045
Kennametal, Inc.	804,600	28,491
Masco Corp.	1,577,400	41,785
Owens Corning, Inc.	695,400	26,884
Parker Hannifin Corp.	148,800	17,761
Republic Services, Inc.	711,900	28,924
Robert Half International, Inc.	297,200	16,480
Rockwell Automation, Inc.	307,100	36,422
Xylem, Inc.	1,052,000	38,946
		374,230
Information Technology (15.3%):
Analog Devices, Inc.	468,900	28,997
Avnet, Inc.	732,072	31,208
Booz Allen Hamilton Holdings Corp.	1,124,400	30,921
Broadridge Financial Solutions, Inc.	658,200	35,489
Fidelity National Information Services, Inc.	559,000	34,932
Juniper Networks, Inc.	1,297,600	34,296
Keysight Technologies, Inc. (a)	963,100	32,225
KLA-Tencor Corp.	388,000	22,814
On Semiconductor Corp. (a)	2,435,200	28,054
Synopsys, Inc. (a)	898,400	42,117
TE Connectivity Ltd.	157,500	10,482
Teradata Corp. (a)	693,900	30,525
		362,060
Materials (6.3%):
AptarGroup, Inc.	457,300	28,385
International Flavors & Fragrances, Inc.	201,100	23,076
Methanex Corp.	428,600	25,806
Reliance Steel & Aluminum Co.	684,300	44,288
Scotts Co.	430,600	27,778
		149,333
Utilities (6.8%):
Alliant Energy Corp.	542,500	32,805
Atmos Energy Corp.	651,600	35,186
DTE Energy Co.	411,400	32,760
Energen Corp.	348,500	24,803
Xcel Energy, Inc.	1,006,200	34,120
		159,674
Total Common Stocks (Cost $1,813,744)		2,261,410

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Sycamore Established Value Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.0%)
iShares Russell Midcap Value Index Fund	319,500	$23,761
Total Exchange-Traded Funds (Cost $13,335)		23,761
Investment Companies (3.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	69,613,882	69,614
Total Investment Companies (Cost $69,614)		69,614
Total Investments (Cost $1,896,693) — 99.8%		2,354,785
Other assets in excess of liabilities — 0.2%		3,797
NET ASSETS — 100.00%		$2,358,582

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/15.

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Sycamore Small Company Opportunity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (93.5%)
Consumer Discretionary (10.1%):
Big Lots, Inc.	471,400	$21,482
Brown Shoe Co., Inc.	819,900	24,351
Brunswick Corp.	234,600	11,739
Callaway Golf Co.	2,907,200	28,142
Core-Mark Holding Co., Inc.	225,419	11,882
Culp, Inc.	93,259	2,411
La-Z-Boy, Inc.	927,080	24,299
Modine Manufacturing Co. (a)	1,618,216	19,888
Oxford Industries, Inc.	298,243	23,695
Steven Madden Ltd. (a)	916,500	35,761
The Men's Wearhouse, Inc.	494,700	27,995
UniFirst Corp.	255,700	28,953
		260,598
Consumer Staples (3.3%):
Casey's General Stores, Inc.	198,300	16,296
Flowers Foods, Inc.	1,840,225	41,110
Lancaster Colony Corp.	201,100	18,031
The Andersons, Inc.	239,000	10,203
		85,640
Energy (4.1%):
Delek US Holdings, Inc.	737,200	27,217
Helix Energy Solutions Group, Inc. (a)	1,641,400	27,050
Rosetta Resources, Inc. (a)	815,400	18,616
Unit Corp. (a)	926,000	32,262
		105,145
Financials (21.3%):
American Financial Group, Inc.	403,300	25,489
AMERISAFE, Inc.	305,825	13,820
Argo Group International Holdings	526,496	25,793
Associated Banc-Corp.	1,475,909	27,762
Brown & Brown, Inc.	1,184,300	37,838
Columbia Banking System, Inc.	1,243,200	36,922
Eagle BanCorp, Inc. (a)	685,100	25,253
Endurance Specialty Holdings Ltd.	138,742	8,377
FNB Corp.	2,715,200	36,030
HCC Insurance Holdings	729,800	41,570
Independent Bank Corp.	684,271	28,548
Infinity Property & Casualty Corp.	252,400	18,715
Lakeland Financial Corp.	427,800	16,706
LaSalle Hotel Properties	665,200	24,406
Old National Bancorp	2,002,100	27,349
PacWest Bancorp	608,700	27,452
Potlatch Corp.	862,600	31,839
Selective Insurance Group, Inc.	177,632	4,785
StanCorp Financial Group, Inc.	489,300	35,269

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Sycamore Small Company Opportunity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sterling BanCorp/DE	2,397,500	$31,120
Symetra Financial Corp.	955,900	22,703
		547,746
Health Care (8.0%):
Analogic Corp.	290,800	24,572
Bruker Corp. (a)	1,002,236	19,002
Haemonetics Corp. (a)	669,200	27,123
Hill-Rom Holdings, Inc.	607,500	30,338
ICU Medical, Inc. (a)	248,500	20,966
Integra Lifesciences Holdings (a)	563,500	33,123
Owens & Minor, Inc.	1,038,900	35,032
STERIS Corp.	221,128	14,705
		204,861
Industrials (22.2%):
ABM Industries, Inc.	1,023,124	32,791
Altra Industrial Motion Corp.	820,221	21,629
Astec Industries, Inc.	417,000	17,547
Barnes Group, Inc.	956,000	38,335
Beacon Roofing Supply, Inc. (a)	946,600	28,133
Briggs & Stratton Corp.	867,700	16,964
Carlisle Cos., Inc.	254,784	24,587
Celadon Group, Inc.	459,100	11,863
Comfort Systems USA, Inc.	815,500	16,873
EMCOR Group, Inc.	919,300	41,028
Forward Air Corp.	462,600	23,301
FTI Consulting, Inc. (a)	504,300	20,732
GATX Corp.	47,900	2,606
Granite Construction, Inc.	968,300	33,610
Korn/Ferry International	793,500	25,019
Mueller Industries, Inc.	791,500	27,734
Multi-Color Corp.	59,900	3,761
Primoris Services Corp.	1,200,516	23,086
Progressive Waste Solutions Ltd.	1,203,600	34,796
Quanex Building Products Corp.	1,007,600	19,447
Standex International Corp.	114,200	9,235
Sykes Enterprises, Inc. (a)	1,506,600	37,710
Watts Water Technologies, Inc., Class A	397,500	21,684
Werner Enterprises, Inc.	633,900	17,033
Woodward, Inc.	476,400	22,415
		571,919
Information Technology (13.4%):
Acxiom Corp. (a)	1,049,800	18,330
Anixter International, Inc. (a)	452,300	31,932
Diebold, Inc.	262,700	9,134
Diodes, Inc. (a)	478,800	12,794
Entegris, Inc. (a)	2,285,800	30,424
Fair Isaac Corp.	144,600	12,791
Ingram Micro, Inc. (a)	1,534,800	38,615

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Sycamore Small Company Opportunity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Littelfuse, Inc.	312,100	$30,583
Microsemi Corp. (a)	742,200	24,760
Microstrategy, Inc., Class A (a)	123,800	22,546
MKS Instruments, Inc.	859,151	29,907
Plexus Corp. (a)	836,300	36,003
PTC, Inc. (a)	704,800	27,023
West Pharmaceutical Services, Inc.	360,800	19,223
		344,065
Materials (8.2%):
Cabot Corp.	707,233	30,228
Calgon Carbon Corp.	1,339,429	29,722
H.B. Fuller Co.	503,900	21,048
Hawkins, Inc.	180,100	7,105
Kaiser Aluminum Corp.	348,900	28,041
Kapstone Paper & Packaging Corp.	541,000	15,121
Olin Corp.	1,005,297	29,686
Orion Engineered Carbons SA	683,300	13,379
Sensient Technologies Corp.	293,300	19,170
Silgan Holdings, Inc.	304,592	16,408
		209,908
Utilities (2.9%):
ALLETE, Inc.	500,200	25,160
El Paso Electric Co.	710,100	26,423
NorthWestern Corp.	433,800	22,597
		74,180
Total Common Stocks (Cost $2,007,942)		2,404,062
Exchange-Traded Funds (1.8%)
iShares Russell 2000 Value Index Fund	445,600	44,992
Total Exchange-Traded Funds (Cost $41,287)		44,992
Investment Companies (4.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	112,683,021	112,683
Total Investment Companies (Cost $112,683)		112,683
Total Investments (Cost $2,161,912) — 99.7%		2,561,737
Other assets in excess of liabilities — 0.3%		7,216
NET ASSETS — 100.00%		$2,568,953

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/15.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Expedition Emerging Markets Small Cap Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.8%)
Brazil (2.2%):
Financials (1.4%):
Valid Solucoes SA	10,900	$170
Health Care (0.8%):
Qualicorp SA (b)	12,700	102
		272
Cayman Islands (1.5%):
Consumer Staples (1.5%):
Nagacorp Ltd.	258,000	186
Chile (0.1%):
Information Technology (0.1%):
Sonda SA	7,694	18
China (7.5%):
Consumer Discretionary (3.0%):
Cosmo Lady (China) Holdings Co. Ltd. (b) (c)	223,000	188
Shenzhou International Group	39,000	184
		372
Energy (1.5%):
Hilong Holdings Ltd.	514,000	194
Health Care (0.3%):
China Animal Healthcare Ltd. (d)	60,000	35
Industrials (1.2%):
Boer Power Holdings Ltd.	82,000	158
Information Technology (1.5%):
21vianet Group, Inc., ADR (b)	9,152	188
		947
Hong Kong (7.5%):
Consumer Discretionary (1.4%):
Haier Electronics Group Co. Ltd.	63,000	181
Information Technology (3.1%):
PAX Global Technology Ltd. (b)	134,000	195
Tongda Group Holdings Ltd.	1,080,000	194
		389
Telecommunication Services (1.6%):
Citic Telecom International Holdings Ltd.	470,000	195
Utilities (1.4%):
NewOcean Energy Holdings Ltd.	328,000	182
		947

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Expedition Emerging Markets Small Cap Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
India (11.6%):
Consumer Staples (2.0%):
CCL Products India Ltd.	41,757	$125
Kaveri Seed Co. Ltd.	9,702	128
		253
Health Care (3.6%):
Ajanta Pharma Ltd.	8,235	164
Marksans Pharma Ltd.	145,285	132
Torrent Pharmaceuticals Ltd.	8,003	151
		447
Industrials (3.7%):
Century Plyboards India Ltd.	44,416	143
Gateway Distriparks Ltd.	7,683	42
Kajaria Ceramics Ltd.	9,249	112
Sadbhav Engineering Ltd.	6,391	30
Simplex Infrastructures Ltd.	20,639	139
		466
Materials (2.3%):
PI Industries Ltd.	14,462	150
Sharda Cropchem Ltd. (b)	28,682	139
		289
		1,455
Indonesia (5.5%):
Consumer Discretionary (1.1%):
PT Matahari Department Store TBK	101,200	137
Industrials (2.0%):
PT Blue Bird TBK (b)	151,600	96
PT Pembangunan Perumahan Persero TBK (b)	517,600	156
		252
Materials (0.1%):
PT Wijaya Karya Beton TBK	221,300	17
Telecommunication Services (2.3%):
PT Link Net TBK (b)	304,800	132
PT Tower Bersama Infrastructure TBK	228,000	149
		281
		687
Korea, Republic Of (17.1%):
Consumer Discretionary (5.0%):
Hana Tour Service, Inc.	1,914	227
Hanssem Co. Ltd.	1,367	253
KT Skylife Co. Ltd.	8,872	144
		624

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Expedition Emerging Markets Small Cap Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (2.8%):
Cosmax, Inc.	1,625	$220
Muhak Co. Ltd. (b)	3,974	134
		354
Health Care (3.1%):
Medy-Tox, Inc.	652	225
Osstem Implant Co. Ltd. (b)	3,662	160
		385
Industrials (1.5%):
KEPCO Plant Service & Engineering Co. Ltd.	2,054	186
Information Technology (3.6%):
EO Technics Co. Ltd.	1,321	136
Isc Co. Ltd.	4,420	177
LG Innotek Co. Ltd.	1,498	139
		452
Materials (1.1%):
LG Hausys Ltd.	899	140
		2,141
Malaysia (6.3%):
Consumer Discretionary (1.1%):
Prestariang Berhad	196,800	138
Financials (0.3%):
Allianz Malaysia Berhad	9,400	34
Information Technology (3.5%):
GHL Systems Berhad (b)	449,350	141
IFCA MSC Berhad (b)	286,000	124
Unisem (M) Berhad	260,400	174
		439
Materials (1.4%):
Cahya Mata Sarawak Berhad	122,400	174
		785
Philippines (3.7%):
Consumer Staples (2.3%):
RFM Corp.	907,700	105
Robinsons Retail Holdings, Inc.	96,290	188
		293
Industrials (1.4%):
Concepcion Industrial Corp.	125,170	178
		471
Poland (1.7%):
Industrials (1.7%):
Kruk SA (b)	2,502	107
PKP Cargo SA	4,311	101
		208

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Expedition Emerging Markets Small Cap Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Singapore (2.5%):
Consumer Discretionary (1.1%):
Bumitama Agri Ltd.	187,000	$139
Materials (1.4%):
Midas Holdings Ltd.	593,900	174
		313
South Africa (4.4%):
Consumer Discretionary (1.4%):
Mr Price Group Ltd.	8,161	175
Consumer Staples (2.0%):
Clicks Group Ltd.	18,922	145
Tiger Brands Ltd.	3,907	102
		247
Health Care (1.0%):
Life Healthcare Group Holdings Pte Ltd.	37,551	128
		550
Taiwan (11.0%):
Consumer Discretionary (4.3%):
Hota Industrial Manufacturing Co. Ltd.	86,254	217
Nan Liu Enterprise Co. Ltd.	26,000	160
Poya Co. Ltd.	15,110	162
		539
Health Care (1.1%):
Intai Technology Corp.	24,000	135
Industrials (3.4%):
King Slide Works Co. Ltd.	8,000	126
San Shing Fastech Corp.	59,450	151
Sporton International, Inc.	27,000	154
		431
Information Technology (2.2%):
ADLINK Technology, Inc.	51,980	163
Epistar Corp.	72,000	113
		276
		1,381
Taiwan, Province Of China (2.6%):
Consumer Discretionary (1.5%):
Eclat Textile Co. Ltd.	8,000	107
Feng Tay Enterparise Co. Ltd.	14,000	86
		193
Consumer Staples (1.1%):
Makalot Industrial Co. Ltd.	17,000	133
		326

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Expedition Emerging Markets Small Cap Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Thailand (4.3%):
Consumer Discretionary (2.4%):
MC Group Public Co. Ltd. — NVDR	332,500	$141
Officemate Public Co. Ltd. — NVDR	88,400	159
		300
Consumer Staples (0.4%):
Thai Union Frozen Products Public Co. Ltd.	80,700	50
Health Care (1.5%):
Chularat Hospital Public Co. Ltd. — NVDR	316,200	186
		536
Turkey (3.4%):
Consumer Discretionary (1.1%):
Tofas Turk Otomobil Fabrikasi As	21,844	134
Industrials (1.3%):
Aselsan Elektronik Sanayi ve Ticaret AS	30,909	161
Materials (1.0%):
Akcansa Cimento	21,261	131
		426
United Arab Emirates (2.9%):
Consumer Staples (1.2%):
Agthia Group PJSC	74,287	155
Health Care (1.7%):
NMC Health PLC	18,362	215
		370
Total Common Stocks (Cost $11,157)		12,019
Cash Equivalents (3.0%)
United States (3.0%):
Citibank Money Market Deposit Account, 0.02% (e)	$375	375
Total Cash Equivalents (Cost $375)		375
Total Investments (Cost $11,532) — 98.8%		12,394
Other assets in excess of liabilities — 1.2%		156
NET ASSETS — 100.00%		$12,550

(a)  All securities, except those traded on exchanges in Brazil, Chile and 21vianet Group, Inc. under China were fair valued at 4/30/15.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2015, illiquid securities were 0.30% of the Fund's net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Newbridge Global Equity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.8%)
Australia (0.6%):
Financials (0.6%):
Dexus Property Group	13,283	$77
Belgium (2.7%):
Consumer Staples (1.2%):
Anheuser-Busch InBev NV	1,221	148
Financials (1.5%):
KBC Groep NV (b)	2,750	181
		329
Brazil (1.4%):
Consumer Staples (0.9%):
Ambev SA, ADR	17,175	109
Financials (0.5%):
Itau Unibanco Holding SA, ADR	4,827	62
		171
Canada (2.7%):
Consumer Discretionary (1.3%):
Canadian Pacific Railway Ltd.	280	53
Magna International, Inc.	2,094	106
		159
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	4,648	178
		337
China (2.1%):
Consumer Discretionary (0.2%):
Vipshop Holdings Ltd., ADR (b)	1,026	29
Financials (0.7%):
China Construction Bank Corp.	91,000	88
Industrials (0.3%):
Zhejiang Expressway Co. Ltd., Class H	20,000	32
Information Technology (0.9%):
Tencent Holdings Ltd.	5,500	114
		263
Denmark (2.2%):
Health Care (2.2%):
Novo Nordisk A/S, Class B	4,792	268
Finland (0.7%):
Financials (0.7%):
Sampo Oyj, Class A	1,870	91

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Newbridge Global Equity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Germany (2.5%):
Consumer Discretionary (0.9%):
Continental AG (b)	470	$111
Financials (1.6%):
Allianz SE	1,151	197
		308
Hong Kong (2.6%):
Energy (0.6%):
CNOOC Ltd.	45,000	77
Financials (2.0%):
AIA Group Ltd.	36,000	240
		317
Indonesia (0.7%):
Financials (0.7%):
PT Bank Rakyat	98,600	88
Ireland (1.0%):
Industrials (1.0%):
Experian PLC	6,964	124
Ireland (Republic of) (0.9%):
Energy (0.9%):
Dragon Oil PLC	12,285	117
Italy (0.8%):
Energy (0.8%):
Eni SpA	4,924	95
Japan (7.0%):
Consumer Discretionary (5.1%):
Bridgestone Corp.	5,900	247
Panasonic Corp.	12,900	185
Toyota Motor Corp.	3,000	208
		640
Financials (1.9%):
Sumitomo Mitsui Financial Group, Inc.	5,300	231
		871
Netherlands (3.6%):
Energy (1.9%):
Royal Dutch Shell PLC	7,573	243
Information Technology (1.7%):
NXP Semiconductor NV (b)	2,141	206
		449
Republic of Korea (South) (1.7%):
Information Technology (1.7%):
Samsung Electronics Co. Ltd.	157	206

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Newbridge Global Equity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Singapore (1.6%):
Financials (1.6%):
DBS Group Holdings Ltd.	12,509	$199
Sweden (0.5%):
Financials (0.5%):
Svenska Handelsbanken AB	1,473	68
Switzerland (6.3%):
Financials (3.1%):
ACE Ltd.	1,333	143
Swiss Re AG	2,780	247
		390
Health Care (1.7%):
Roche Holding AG	720	207
Information Technology (1.5%):
TE Connectivity Ltd.	2,787	186
		783
Thailand (0.4%):
Financials (0.4%):
Krung Thai Bank NVDR	89,100	54
Turkey (1.2%):
Industrials (1.2%):
TAV Havalimanlari Holding AS (b)	17,154	151
United Arab Emirates (1.1%):
Financials (1.1%):
Dubai Islamic Bank	72,569	136
United Kingdom (5.8%):
Consumer Discretionary (1.9%):
British Sky Broadcasting Group PLC	5,696	94
Compass Group PLC	3,369	60
Delphi Automotive PLC	1,029	85
		239
Consumer Staples (1.4%):
Unilever PLC	4,028	177
Materials (2.5%):
Antofagasta PLC	14,888	177
BHP Billiton PLC	5,493	131
		308
		724
United States (44.7%):
Consumer Discretionary (7.4%):
Dollar General Corp.	1,304	95
Hanesbrands, Inc.	4,541	141

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Newbridge Global Equity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Starbucks Corp.	1,344	$66
The Home Depot, Inc.	3,129	335
The Walt Disney Co.	2,540	276
		913
Consumer Staples (3.5%):
Costco Wholesale Corp.	1,289	185
Mead Johnson Nutrition Co.	1,359	130
Pilgrim's Pride Corp.	4,751	117
		432
Energy (5.4%):
Cameron International Corp. (b)	1,863	102
Chevron Corp.	1,319	146
EOG Resources, Inc.	1,962	194
Halliburton Co.	2,006	98
Valero Energy Corp.	2,243	128
		668
Financials (2.1%):
Discover Financial Services	1,027	60
The Goldman Sachs Group, Inc.	1,014	199
		259
Health Care (7.9%):
Anthem, Inc.	1,501	227
Celgene Corp. (b)	1,124	121
Cerner Corp. (b)	2,376	171
DaVita Healthcare Partners, Inc. (b)	962	78
Gilead Sciences, Inc. (b)	1,515	152
IDEXX Laboratories, Inc. (b)	342	43
McKesson Corp.	833	186
		978
Industrials (6.3%):
General Dynamics Corp.	1,666	229
Lear Corp.	1,072	119
Orbital ATK, Inc.	1,038	76
Southwest Airlines Co.	5,843	237
United Parcel Service, Inc., Class B	1,194	120
		781
Information Technology (6.1%):
Apple, Inc.	3,101	388
Skyworks Solutions, Inc.	1,717	158
Visa, Inc., Class A	3,268	216
		762
Materials (4.9%):
Crown Holdings, Inc. (b)	4,824	262
Graphic Packaging Holding Co.	13,964	197
Westlake Chemical Corp.	1,937	151
		610

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Newbridge Global Equity Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Utilities (1.1%):
NRG Yield, Inc., Class A	2,783	$137
		5,540
Total Common Stocks (Cost $9,724)		11,766
Exchange-Traded Funds (2.7%)
Australia (1.8%):
Vanguard Australian Shares Index ETF	3,856	223
United States (0.9%):
iShares MSCI India ETF	3,620	107
Total Exchange-Traded Funds (Cost $341)		330
Cash Equivalents (1.8%)
United States (1.8%):
Citibank Money Market Deposit Account, 0.02% (c)	$221	221
Total Cash Equivalents (Cost $221)		221
Total Investments (Cost $10,286) — 99.3%		12,317
Other assets in excess of liabilities — 0.7%		91
NET ASSETS — 100.00%		$12,408

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, NXP Semiconductor NV under Netherlands, Delphi Automotive PLC under United Kingdom and ACE Ltd. and TE Connectivity Ltd. under Switzerland were fair valued at 4/30/15.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (88.8%)
Multi-family (4.9%):
Collateralized Mortgage Obligations (4.4%):
Government National Mortgage Assoc. Series 2006-66, Class B, 5.00% (a), 9/16/41	$287		$287
Series 2007-46, Class D, 5.33% (a), 5/16/46	539		541
Series 2010-122, Class AC, 7.00%, 2/16/40	2,000		2,016
Series 2010-136, Class BH, 7.00%, 11/16/40	4,962		5,472
Series 2010-140, Class AC, 7.00%, 12/16/37	4,730		4,895
Series 2010-148, Class AC, 7.00% (a), 12/16/50	—	(b)	—	(b)
Series 2010-155, Class BH, 7.00%, 6/16/39	7,410		7,762
Series 2011-15, Class BA, 7.00%, 10/16/33	5,000		5,082
Series 2012-33, Class AB, 7.00%, 3/16/46	7,349		8,292
Series 2012-67, Class AF, 7.00%, 4/15/44	3,013		3,258
			37,605
Pass-throughs (0.5%):
Government National Mortgage Assoc. 7.49%, 8/15/20 – 11/15/20	273		283
7.50%, 8/15/21	139		153
6.00%, 1/15/22	146		162
7.92%, 7/15/23	472		490
8.00%, 7/15/24 – 11/15/33	1,470		1,524
8.60%, 5/15/27	436		439
7.75%, 6/15/30 – 9/15/33	773		792
8.25%, 9/15/30	232		240
			4,083
Single Family (83.9%):
Collateralized Mortgage Obligations (5.0%):
Government National Mortgage Assoc. Series 1994-7, Class PQ, 6.50%, 10/16/24	470		535
Series 1997-8, Class PN, 7.50%, 5/16/27	74		85
Series 1998-14, Class PH, 6.50%, 6/20/28	254		297
Series 1998-19, Class ZA, 6.50%, 4/20/28	157		182
Series 1998-23, Class ZB, 6.50%, 6/20/28	129		150
Series 1999-4, Class ZB, 6.00%, 2/20/29	330		371
Series 1999-40, Class ZW, 7.50%, 11/20/29	242		282
Series 2000-9, Class Z, 8.00%, 6/20/30	111		133
Series 2001-10, Class PE, 6.50%, 3/16/31	452		521
Series 2001-15, Class ZH, 6.00%, 4/20/31	518		583
Series 2001-21, Class PE, 6.50%, 5/16/31	382		440
Series 2001-41, Class PC, 6.50%, 8/20/31	196		199
Series 2002-22, Class GF, 6.50%, 3/20/32	78		93
Series 2002-33, Class ZJ, 6.50%, 5/20/32	221		265
Series 2002-40, Class UK, 6.50%, 6/20/32	335		396
Series 2002-45, Class QE, 6.50%, 6/20/32	140		167
Series 2002-47, Class ZA, 6.50%, 7/20/32	429		512
Series 2005-72, Class H, 11.50%, 11/16/17	10		11
Series 2005-74, Class HB, 7.50%, 9/16/35	195		226
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Series 2012-106, Class JM, 7.30% (a), 10/20/34	$1,953	$2,380
Series 2012-30, Class WB, 7.20% (a), 11/20/39	9,402	11,070
Series 2013-190, Class KT, 8.36% (a), 9/20/30	6,894	7,715
Series 2013-51, Class BL, 6.09% (a), 4/20/34	5,578	6,316
Series 2013-64, Class KY, 6.96% (a), 12/20/38	3,880	4,556
Series 2013-70, Class KP, 7.22% (a), 2/20/39	3,653	4,319
Series 2014-74, Class PT, 7.62% (a), 5/16/44	828	976
		42,780
Pass-throughs (78.9%):
Government National Mortgage Assoc. 7.00%, 4/15/16 – 10/20/38	163,907	199,531
8.75%, 3/20/17	6	6
8.00%, 7/20/17 – 4/15/38	60,933	76,439
9.00%, 11/15/17 – 10/15/29	715	806
9.50%, 10/15/18 – 7/15/25	4	4
7.75%, 11/15/20	993	1,094
7.50%, 12/20/22 – 4/20/43	81,994	100,735
7.13%, 3/15/23 – 7/15/25	3,454	3,940
6.00%, 9/20/23 – 6/15/40	49,791	58,606
10.00%, 4/15/25 – 2/15/26	7,576	8,555
6.50%, 12/15/25 – 3/1/43	179,551	213,156
8.50%, 11/20/31 – 2/15/32	4,581	5,383
5.50%, 7/20/33	710	816
		669,071
Total Government National Mortgage Association (Cost $741,712)		753,539
U.S. Treasury Obligations (10.4%)
U.S. Treasury Bills, 0.02%, 10/22/15 (c)	6,964	6,963
U.S. Treasury Bonds, 0.05%, 5/15/18	65,409	81,593
Total U.S. Treasury Obligations (Cost $88,250)		88,556
Investment Companies (0.0%) (d)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	100,274	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $830,062) — 99.2%		842,195
Other assets in excess of liabilities — 0.8%		6,460
NET ASSETS — 100.00%		$848,655

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/15.

(b)  Rounds to less than $1.

(c)  Rate represents the effective yield at purchase.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on 4/30/15.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.1%)
Alabama (5.1%):
Butler County Board of Education Revenue, Capital Outlay warrants, 2.25%, 7/1/22, AGM (a)	$1,195	$1,186
Enterprise Alabama, GO, 5.00%, 10/1/32, Callable 10/1/24 @ 100 (b)	1,185	1,340
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	450	459
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, ETM	565	598
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	464
		4,047
Alaska (0.7%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	500	567
Arizona (5.7%):
Maricopa County Arizona Unified School District Number 60, School Improvements, GO, 2.50%, 7/1/22, AGM	1,040	1,056
Maricopa County Elementary School District Number 14, Creighton School Improvements Project 2009, Series B, GO, 2.00%, 7/1/19	1,000	1,022
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	279
Pinal County Arizona Union High School District Number 82, CASA Grande, GO, 2.00%, 7/1/20, AGM (a)	1,000	1,002
Scottsdale Arizona, GO, 3.00%, 7/1/22	1,000	1,083
Yuma County Arizona Elementary School District Number 1, School Improvements Project 2014, Series A, GO, 2.00%, 7/1/21, BAM	100	100
		4,542
California (5.1%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,123
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (b)	270	295
Gold Oak Unified School District Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	292
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	677
Selma California Unified School District GO, 1.00%, 8/1/18, MAC	370	369
GO, 1.50%, 8/1/19, MAC	85	85
GO, 2.00%, 8/1/21, MAC	160	161
University of California Revenue, Series J, 4.50%, 5/15/31, Callable 5/15/15 @ 101, AGM	1,000	1,012
		4,014
Colorado (1.7%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	392
Commerce City Colorado Sales & Use Tax Revenue, 2.00%, 8/1/20, BAM	500	507
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM (c)	500	512
		1,411

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida (17.5%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	$5,000	$5,865
Florida State Governmental Utility Authority Revenue, Lehigh Utility System 5.00%, 10/1/25, Callable 10/1/24 @ 100, AGM (b)	790	932
5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (b)	300	341
Miami-Dade County Florida Water & Sewer Revenue Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (b)	1,000	1,106
Series B, 5.25%, 10/1/20, AGM	1,050	1,242
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,639
Pasco County Florida Water & Sewer Revenue, Series B, 5.00%, 10/1/44, Callable 10/1/24 @ 100 (b)	2,500	2,831
		13,956
Georgia (1.3%):
Georgia State, Series B, GO, 5.00%, 7/1/17, Callable 7/1/15 @ 100	1,000	1,008
Illinois (1.4%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (b)	1,095	1,123
Indiana (3.8%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	267
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,097
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM (c)	1,500	1,702
		3,066
Kansas (0.7%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	550
Massachusetts (0.1%):
Massachusetts State, Green Bonds, Series E, GO, 2.00%, 9/1/20	80	82
Michigan (2.1%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (b)	200	221
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,418
		1,639
Minnesota (4.7%):
Lakeville Minnesota Independent School District Number 194, Series D, GO, 5.00%, 2/1/20, Student Credit Program	500	582
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	637
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	338
Saint Louis County Minnesota Independent School District Number 2142, School Building Series A, GO, 3.00%, 2/1/20, Student Credit Program	500	534
Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,696
		3,787

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (1.8%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	$1,300	$1,479
New York (2.9%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	900	971
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,397
		2,368
Ohio (13.1%):
Butler County Ohio GO, 1.50%, 12/1/18	50	50
GO, 2.00%, 12/1/19	50	51
GO, 2.00%, 12/1/20	50	51
GO, 2.25%, 12/1/21	140	143
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	2,998
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (b)	1,000	1,137
Forest Hills Ohio Local School District, GO, 4.00%, 12/1/41, Callable 12/1/24 @ 100	750	756
Gallia County Local School District, School Improvement, GO, 4.00%, 11/1/33, Callable 11/1/24 @ 100, Student Credit Program	700	726
Kettering Ohio, GO, 2.00%, 12/1/22	110	110
North Olmsted Ohio City School District, Series A, 4.00%, 12/1/48, Callable 12/1/23 @ 100	2,000	1,982
Sylvania Ohio City School District, GO, 2.25%, 12/1/22, BAM	2,545	2,520
		10,524
Oregon (2.0%):
Polk Marion & Benton Oregon School District Number 13J GO, 1.00%, 2/1/18, School Bond Guarantee	580	579
GO, 2.00%, 2/1/22, School Bond Guarantee	1,075	1,078
		1,657
Pennsylvania (0.7%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	552
Tennessee (0.7%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (b)	500	522
Texas (26.0%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (b)	1,000	1,121
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,263
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 6/8/15 @ 100, PSF-GTD	580	581
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	978
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,726
Garland Texas Independent School District Series A, GO, 3.00%, 2/15/20, Callable 6/8/15 @ 100, PSF-GTD (b)	550	551

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Series A, GO, 3.00%, 2/15/22, Callable 6/8/15 @ 100, PSF-GTD (b)	$725	$727
Grand Prairie Independent School District GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,422
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,517
Humble Independent School District, School Building Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	814
Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,451
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	819
Mineral Wells Texas Independent School District, School Building, GO, 5.00%, 2/15/44, Callable 2/15/23 @ 100, PSF-GTD (b)	1,000	1,117
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD (c)	3,055	3,555
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,070
Texas City Texas Independent School District, GO, 2.00%, 8/15/22, PSF-GTD	1,180	1,172
		20,884
Total Municipal Bonds (Cost $73,693)		77,778
Investment Companies (3.9%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	3,103,462	3,103
Total Investment Companies (Cost $3,103)		3,103
Total Investments (Cost $76,796) — 101.0%		80,881
Liabilities in excess of other assets — (1.0)%		(769)
NET ASSETS — 100.00%		$80,112

(a)  Security purchased on a when-issued basis.

(b)  Continuously callable with 30 days notice.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rate disclosed is the daily yield on 4/30/15.

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual Assurance Co.

ETM — Escrowed to Maturity

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified-School Board Loan

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.1%)
General Obligations (52.7%):
County, City & Special District (14.4%):
Columbus, Series A, 5.00%, 6/1/19	$2,000	$2,302
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	595
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,237
Summit County Series R, 5.50%, 12/1/16, FGIC	535	578
Series R, 5.50%, 12/1/17, FGIC	930	1,043
Series R, 5.50%, 12/1/18, FGIC	1,095	1,265
		7,020
Hospitals, Nursing Homes & Health Care (2.3%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,137
Public Improvements (2.2%):
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, AGM	185	198
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	409
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	451
		1,058
Schools & Educational Services (32.5%):
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,291
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program (a)	350	388
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,412
Elida Local School District, School Facilities & Construction 4.75%, 12/1/21, AGM (b)	1,455	1,275
4.95%, 12/1/23, AGM (b)	1,455	1,187
Gallia County Local School District, School Improvement, 4.00%, 11/1/33, Callable 11/1/24 @ 100, Student Credit Program	500	519
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, Callable 0 @ — , State Aid Withholding	600	652
Johnstown-Monroe Ohio Local School District, 5.00%, 12/1/44, Callable 12/1/21 @ 100	1,000	1,108
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	409
Mount Healthy Ohio City School District, 3.63%, 12/1/35, Student Credit Program	375	363
North Olmsted Ohio City School District, Series A, 4.00%, 12/1/48, Callable 12/1/23 @ 100	500	495
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,734
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	627
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,028
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM (b)	1,040	1,014
Westlake Ohio City School District, 4.00%, 12/1/43, Callable 12/1/24 @ 100	1,400	1,434
		15,936

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (Sewers, Telephone, Electric) (1.3%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	$45	$47
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	581
		628
		25,779
Revenue Bonds (43.4%):
Hospitals, Nursing Homes & Health Care (13.0%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20	1,200	1,329
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,873
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,602
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	562
		6,366
Housing (6.6%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,214
Public Improvements (4.3%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a)	2,000	2,115
Schools & Educational Services (13.7%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,420
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ — , Ohio CCD Program (a)	500	538
Ohio State University, Series A, 4.00%, 12/1/44, Callable 12/1/24 @ 100	1,000	1,020
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,135
University of Toledo General Receipts Bonds, 4.00%, 6/1/20	200	219
Youngstown State University General Receipts 4.13%, 12/15/17, AGM	435	469
4.38%, 12/15/18, AGM	685	756
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,127
		6,684
Utilities (Sewers, Telephone, Electric) (4.6%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	1,000	1,137
Northeast Ohio Regional Sewer District, 5.00%, 11/15/49, Callable 11/15/24 @ 100	1,000	1,127
		2,264
Utilities-Water (1.2%):
Hamilton Wastewater System Revenue, 3.00%, 10/1/19, AGM	530	564
		21,207
Total Municipal Bonds (Cost $43,037)		46,986

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (2.6%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (c)	1,278,581	$1,279
Total Investment Companies (Cost $1,279)		1,279
Total Investments (Cost $44,316) — 98.7%		48,265
Other assets in excess of liabilities — 1.3%		628
NET ASSETS — 100.00%		$48,893

(a)  Continuously callable with 30 days notice.

(b)  Rate represents the effective yield at purchase.

(c)  Rate disclosed is the daily yield on 4/30/15.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual Assurance Co.

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (62.9%)
Consumer Discretionary (9.5%):
Advance Auto Parts, Inc.	960	$137
H&R Block, Inc.	8,180	247
Hilton Worldwide Holdings, Inc. (a)	8,620	249
Johnson Controls, Inc.	4,060	205
Newell Rubbermaid, Inc.	4,520	172
PVH Corp.	840	87
Starbucks Corp.	2,800	139
Tractor Supply Co.	1,040	90
		1,326
Consumer Staples (4.9%):
CVS Caremark Corp.	2,140	212
Diageo PLC, ADR	1,560	173
The Procter & Gamble Co.	1,700	135
Wal-Mart Stores, Inc.	2,160	169
		689
Energy (3.8%):
Chesapeake Energy Corp.	6,780	107
Occidental Petroleum Corp.	2,790	223
Schlumberger Ltd.	1,000	95
Weatherford International PLC (a)	6,460	94
		519
Financials (8.2%):
American Express Co.	1,640	127
Bank of America Corp.	7,600	121
Bank of New York Mellon Corp.	5,600	237
Citigroup, Inc.	7,240	386
Progressive Corp.	10,480	279
		1,150
Health Care (10.6%):
Abbott Laboratories	2,840	132
Baxter International, Inc.	2,680	184
Cardinal Health, Inc.	1,460	123
Eli Lilly & Co.	2,320	167
Medtronic PLC	3,720	277
Merck & Co., Inc.	2,980	177
Perrigo Co. PLC	720	132
Pfizer, Inc.	8,700	296
		1,488
Industrials (7.5%):
Danaher Corp.	1,670	137
Masco Corp.	7,480	198
Nielsen Holdings NV	3,520	158
Precision Castparts Corp.	1,120	231

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount		Value
Stanley Black & Decker, Inc.	1,320		$130
United Parcel Service, Inc., Class B	1,920		193
			1,047
Information Technology (17.2%):
Apple, Inc.	1,405		176
Applied Materials, Inc.	13,700		271
Cisco Systems, Inc.	9,920		286
EMC Corp.	12,980		349
F5 Networks, Inc. (a)	1,860		227
Facebook, Inc., Class A (a)	2,340		185
Google, Inc., Class C (a)	667		359
SAP SE, ADR	3,040		230
Twitter, Inc. (a)	3,440		134
Visa, Inc., Class A	2,660		176
			2,393
Materials (1.2%):
Air Products & Chemicals, Inc.	1,190		171
Total Common Stocks (Cost $8,294)			8,783
U.S. Government Mortgage Backed Agencies (33.5%)
Federal Home Loan Mortgage Corp. 6.50%, 5/1/26 – 11/1/34	$6		7
7.00%, 7/1/29 – 4/1/32	8		9
8.00%, 6/1/30	—	(b)	—	(b)
			16
Federal National Mortgage Assoc. 8.50%, 11/1/17	—	(b)	—	(b)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	4		5
6.50%, 3/1/29 – 7/1/32	9		11
6.00%, 10/1/29 – 1/1/37	25		30
7.50%, 11/1/29	2		3
			50
Government National Mortgage Assoc. 6.00%, 11/15/23 – 1/20/34	305		354
7.00%, 1/20/26 – 3/15/36	1,203		1,424
6.50%, 3/20/26 – 10/15/38	1,039		1,231
8.00%, 10/15/27 – 9/15/32	746		921
7.50%, 9/20/29 – 4/20/43	435		534
5.50%, 7/20/33	62		72
5.00%, 9/15/39 – 11/15/39	62		71
			4,607
Total U.S. Government Mortgage Backed Agencies (Cost $4,591)			4,673

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (1.7%)
U.S. Treasury Bills, 0.08%, 10/22/15 (c)	$24	$24
U.S. Treasury Bonds, 0.05%, 5/15/18	176	220
Total U.S. Treasury Obligations (Cost $243)		244
Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	203,888	204
Total Investment Companies (Cost $204)		204
Total Investments (Cost $13,332) — 99.6%		13,904
Other assets in excess of liabilities — 0.4%		57
NET ASSETS — 100.00%		$13,961

(a)  Non-income producing security.

(b)  Rounds to less than $1.

(c)  Rate represents the effective yield at purchase.

(d)  Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.6%)
Financials (0.6%):
Prologis, Inc.	8,103	$326
Total Common Stock (Cost $338)		326
Convertible Corporate Bonds (70.9%)
Consumer Discretionary (6.2%):
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	$1,090	1,526
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	540	637
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32 , Callable 9/15/17 @ 100 (a)	940	967
		3,130
Energy (1.9%):
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.50%, 5/15/37 , Callable 5/15/17 @ 100 (a)	831	800
Whiting Petroleum Corp., Convertible Subordinated Notes, 1.25%, 4/1/20 (b)	134	160
		960
Financials (11.2%):
Ares Capital Corp., Convertible Subordinated Notes 5.13%, 6/1/16	933	964
4.88%, 3/15/17	430	449
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	325	335
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29 , Callable 6/8/15 @ 200 (a)	59	83
Host Hotels & Resorts, LP, Convertible Subordinated Notes, 2.50%, 10/15/29 , Callable 10/20/15 @ 200 (b)	490	770
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	531	885
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29 , Callable 11/1/17 @ 200	1,070	1,091
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	324	385
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	512	524
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15	170	192
		5,678
Health Care (21.5%):
Alza Corp., Convertible Subordinated Notes, , 7/28/20 , Callable 5/26/15 @ 85.55 (c)	1,026	1,397
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.32%, 9/15/23 , Callable 6/8/15 @ 100 (a) (d)	465	747
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	542	2,392
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21 (b)	664	768
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	75	88
Mylan, Inc., Convertible Subordinated Notes, 3.75%, 9/15/15	412	2,229
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26 , Callable 5/29/15 @ 100 (a)	685	977
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,192	2,404
		11,002

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (7.8%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	$484	$1,359
Danaher Corp., Convertible Subordinated Notes , 1/22/21 , Callable 5/26/15 @ 87.41 (c)	461	1,095
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24	407	882
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	543	633
		3,969
Information Technology (18.7%):
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	1,205	1,280
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,569	2,557
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	1,296
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43 , Callable 11/20/18 @ 83.04 (a)	525	594
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	595	1,311
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19 (b)	835	1,022
Twitter, Inc., Convertible Subordinated Notes, 1.00%, 9/15/21 (b)	584	529
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	615	933
		9,522
Materials (3.6%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,165	1,218
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	515	595
		1,813
Total Convertible Corporate Bonds (Cost $31,557)		36,074
Convertible Preferred Stocks (22.0%)
Consumer Discretionary (2.0%):
Stanley Black & Decker I, Inc., 6.25%	5,451	637
Tyson Foods, Inc., 4.75%	8,217	404
		1,041
Energy (1.9%):
Chesapeake Energy Corp., 5.75%	313	273
NextEra Energy, Inc., 5.89%	7,490	476
Southwestern Energy Co., 6.25%, Series B	4,050	240
		989
Financials (9.5%):
AMG Capital Trust II, 5.15%	13,326	817
Health Care REIT, Inc., 6.50%, Series JNS	10,400	663
New York Community Capital Trust V, 6.00%	16,519	825
Wells Fargo & Co., 7.50%, Series L	2,037	2,483
		4,788
Health Care (0.2%):
Actavis PLC, 5.50%, Series A	125	125
Industrials (4.9%):
Alcoa, Inc., 5.38%, Series 1	4,864	222
Stanley Black & Decker I, Inc., 4.75%	4,821	665
United Technologies Corp., 7.50%	26,834	1,578
		2,465

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.5%):
Dominion Resources, Inc., 6.00%, Series B	8,950	$510
Dominion Resources, Inc., 6.13%, Series A	8,955	507
Dominion Resources, Inc., 6.37%	9,840	489
Exelon Corp., 6.50%	5,060	249
		1,755
Total Convertible Preferred Stocks (Cost $11,167)		11,163
Investment Companies (6.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	3,436,046	3,436
Total Investment Companies (Cost $3,436)		3,436
Total Investments (Cost $46,498) — 100.3%		50,999
Liabilities in excess of other assets — (0.3)%		(163)
NET ASSETS — 100.00%		$50,836

(a)  Continuously callable with 30 days notice.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Continuously callable with 15 days notice.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/15.

(e)  Rate disclosed is the daily yield on 4/30/15.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Newbridge Large Cap Growth Fund	Select Fund		Special Value Fund
ASSETS:
Investments, at value (Cost $120,035, $2,821 and $132,753)	$184,581	$2,960		$132,228
Dividends receivable	15	2		84
Receivable for capital shares issued	60	—		25
Receivable for investments sold	957	39		774
Receivable from adviser	9	3		33
Prepaid expenses	32	3		73
Total Assets	185,654	3,007		133,217
LIABILITIES:
Payable for investments purchased	—	35		566
Payable for capital shares redeemed	190	—		708
Accrued expenses and other payables:
Investment advisory fees	117	2		83
Administration fees	14	—	(a)	10
Custodian fees	2	1		3
Transfer agent fees	20	—	(a)	41
Chief Compliance Officer fees	— (a)	—	(a)	— (a)
Trustees' fees	1	—	(a)	1
12b-1 fees	13	—	(a)	45
Other accrued expenses	7	8		6
Total Liabilities	364	46		1,463
NET ASSETS:
Capital	109,218	2,840		208,255
Accumulated undistributed (distributions in excess of) net investment income	(1,598)	1		80
Accumulated net realized gains (losses) from investments	13,124	(19)		(76,056)
Net unrealized appreciation/depreciation on investments	64,546	139		(525)
Net Assets	$185,290	$2,961		$131,754
Net Assets
Class A Shares	$21,469	$199		$56,893
Class C Shares	9,559	—		13,250
Class I Shares	131,597	2,762		7,316
Class R Shares	830	—		52,418
Class Y Shares	21,835	—		1,877
Total	$185,290	$2,961		$131,754
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,168	19		2,585
Class C Shares	582	—		662
Class I Shares	7,060	266		328
Class R Shares	47	—		2,477
Class Y Shares	1,181	—		85
Total	10,038	285		6,137
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$18.38	$10.41		$22.01
Class C Shares (c)	$16.43	—		$20.02
Class I Shares	$18.64	$10.40		$22.29
Class R Shares	$17.56	—		$21.16
Class Y Shares	$18.49	—		$22.13
Maximum sales charge — Class A Shares	5.75%	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.50	$11.05		$23.35

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Sycamore Established Value Fund	Sycamore Small Company Opportunity Fund	Expedition Emerging Markets Small Cap Fund
ASSETS:
Investments, at value (Cost $1,896,693, $2,161,912 and $11,532)	$2,354,785	$2,561,737	$12,394
Foreign currency, at value (Cost $—, $— and $309)	—	—	309
Unrealized appreciation on foreign currency spot contracts	—	—	3
Interest and dividends receivable	1,265	824	9
Receivable for capital shares issued	1,747	2,133	8
Receivable for investments sold	13,901	23,819	450
Receivable from adviser	1	17	13
Prepaid expenses	85	148	36
Total Assets	2,371,784	2,588,678	13,222
LIABILITIES:
Payable for investments purchased	7,623	14,615	622
Foreign taxes accrued	—	—	7
Payable for capital shares redeemed	3,552	2,625	—
Accrued expenses and other payables:
Investment advisory fees	904	1,640	10
Administration fees	179	195	1
Custodian fees	11	20	—	(a)
Transfer agent fees	286	202	—	(a)
Chief Compliance Officer fees	2	2	—
Trustees' fees	9	10	—
12b-1 fees	507	216	—	(a)
Other accrued expenses	129	200	32
Total Liabilities	13,202	19,725	672
NET ASSETS:
Capital	1,776,004	2,094,792	12,258
Accumulated undistributed (distributions in excess of) net investment income	2,519	182	(14)
Accumulated net realized gains (losses) from investments	121,967	74,154	(550)
Net unrealized appreciation on investments	458,092	399,825	856
Net Assets	$2,358,582	$2,568,953	$12,550
Net Assets
Class A Shares	$1,031,663	$449,915	$76
Class C Shares	—	—	53
Class I Shares	577,190	1,748,935	12,421
Class R Shares	706,997	288,843	—
Class R6 Shares	34,712	—	—
Class Y Shares	8,020	81,260	—
Total	$2,358,582	$2,568,953	$12,550
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	29,599	11,395	7
Class C Shares	—	—	5
Class I Shares	16,556	43,972	1,172
Class R Shares	20,501	7,682	—
Class R6 Shares	996	—	—
Class Y Shares	230	2,055	—
Total	67,882	65,104	1,184
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$34.85	$39.48	$10.56
Class C Shares (c)	—	—	$10.48
Class I Shares	$34.86	$39.77	$10.59
Class R Shares	$34.49	$37.60	—
Class R6 Shares	$34.86	—	—
Class Y Shares	$34.87	$39.54	—
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$36.98	$41.89	$11.20

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Newbridge Global Equity Fund		Fund for Income	National Municipal Bond Fund
ASSETS:
Investments, at value (Cost $10,286, $830,062 and $76,796)	$12,317		$842,195	$80,881
Foreign currency, at value (Cost $25, $— and $—)	25		—	—
Interest and dividends receivable	15		6,432	727
Receivable for capital shares issued	—	(a)	1,268	97
Receivable for investments sold	260		—	1,064
Reclaims receivable	5		—	—
Receivable from adviser	13		2	4
Prepaid expenses	30		88	19
Total Assets	12,665		849,985	82,792
LIABILITIES:
Payable for investments purchased	235		—	2,153
Payable for capital shares redeemed	5		658	453
Accrued expenses and other payables:
Investment advisory fees	8		330	36
Administration fees	2		68	6
Custodian fees	2		6	—	(a)
Transfer agent fees	—	(a)	70	7
Chief Compliance Officer fees	—	(a)	1	—	(a)
Trustees' fees	—	(a)	4	—	(a)
12b-1 fees	3		138	16
Other accrued expenses	2		55	9
Total Liabilities	257		1,330	2,680
NET ASSETS:
Capital	9,979		1,020,531	74,906
Accumulated undistributed (distributions in excess of) net investment income	31		(13,932)	42
Accumulated net realized gains (losses) from investments and foreign currency transactions	367		(170,077)	1,079
Net unrealized appreciation on investments and foreign currency transactions	2,031		12,133	4,085
Net Assets	$12,408		$848,655	$80,112
Net Assets
Class A Shares	$3,769		$306,239	$75,723
Class C Shares	2,759		71,665	—
Class I Shares	5,469		385,563	—
Class R Shares	411		75,781	—
Class R6 Shares	—		3,452	—
Class Y Shares	—		5,955	4,389
Total	$12,408		$848,655	$80,112
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	273		29,910	6,815
Class C Shares	202		7,050	—
Class I Shares	396		37,682	—
Class R Shares	30		7,396	—
Class R6 Shares	—		337	—
Class Y Shares	—		582	395
Total	901		82,957	7,210
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.80		$10.24	$11.11
Class C Shares (c)	$13.63		$10.17	—
Class I Shares	$13.83		$10.23	—
Class R Shares	$13.77		$10.25	—
Class R6 Shares	—		$10.23	—
Class Y Shares	—		$10.24	$11.11
Maximum sales charge — Class A Shares	5.75%		2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.64		$10.45	$11.34

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Ohio Municipal Bond Fund		Balanced Fund		Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $44,316, $13,332 and $46,498)	$48,265		$13,904		$50,999
Interest and dividends receivable	671		36		200
Receivable for capital shares issued	—		—	(a)	114
Receivable for investments sold	—		56		—
Receivable from adviser	—		5		—
Prepaid expenses	6		23		19
Total Assets	48,942		14,024		51,332
LIABILITIES:
Payable for investments purchased	—		39		443
Payable for capital shares redeemed	4		3		9
Accrued expenses and other payables:
Investment advisory fees	22		7		31
Administration fees	4		1		4
Custodian fees	1		2		1
Transfer agent fees	3		2		2
Chief Compliance Officer fees	—	(a)	—	(a)	— (a)
Trustees' fees	—	(a)	—	(a)	— (a)
12b-1 fees	10		5		2
Other accrued expenses	5		4		4
Total Liabilities	49		63		496
NET ASSETS:
Capital	44,617		17,585		50,060
Accumulated undistributed (distributions in excess of) net investment income	38		(84)		(379)
Accumulated net realized gains (losses) from investments	289		(4,112)		(3,346)
Net unrealized appreciation on investments	3,949		572		4,501
Net Assets	$48,893		$13,961		$50,836
Net Assets
Class A Shares	$48,893		$9,010		$8,836
Class C Shares	—		2,954		—
Class I Shares	—		121		42,000
Class R Shares	—		1,876		—
Total	$48,893		$13,961		$50,836
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	4,276		604		621
Class C Shares	—		200		—
Class I Shares	—		8		2,952
Class R Shares	—		126		—
Total	4,276		938		3,573
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.43		$14.92		$14.24
Class C Shares (c)	—		$14.79		—
Class I Shares	—		$14.98		$14.22
Class R Shares	—		$14.91		—
Maximum sales charge — Class A Shares	2.00%		5.75%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.66		$15.83		$14.53

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2015

(Amounts in Thousands)  (Unaudited)

	Newbridge Large Cap Growth Fund	Select Fund		Special Value Fund
Investment Income:
Dividend income	$573	$27		$1,398
Total Income	573	27		1,398
Expenses:
Investment advisory fees	727	10		542
Administration fees	87	2		65
12b-1 fees — Class A Shares	32	—	(a)	80
12b-1 fees — Class C Shares	50	—		71
12b-1 fees — Class R Shares	2	—		140
Custodian fees	9	1		11
Transfer agent fees	19	—	(a)	14
Transfer agent fees — Class A Shares	4	—	(a)	32
Transfer agent fees — Class C Shares	2	—		10
Transfer agent fees — Class I Shares	51	—	(a)	—
Transfer agent fees — Class R Shares	1	—		38
Transfer agent fees — Class Y Shares	10	—		1
Trustees' fees	6	—	(a)	6
Chief Compliance Officer fees	1	—	(a)	1
Legal and audit fees	13	—	(a)	16
State registration and filing fees	45	6		35
Other expenses	18	5		19
Total Expenses	1,077	24		1,081
Expenses waived/reimbursed by Adviser	(46)	(10)		(36)
Net Expenses	1,031	14		1,045
Net Investment Income (Loss)	(458)	13		353
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	13,442	(12)		6,663
Net change in unrealized appreciation/depreciation on investments	(5,922)	8		(4,758)
Net realized/unrealized gains (losses) on investments	7,520	(4)		1,905
Change in net assets resulting from operations	$7,062	$9		$2,258

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2015

(Amounts in Thousands)  (Unaudited)

	Sycamore Established Value Fund	Sycamore Small Company Opportunity Fund	Expedition Emerging Markets Small Cap Fund
Investment Income:
Dividend income	$29,900	$16,812	$38
Foreign tax withholding	—	—	(5)
Total Income	29,900	16,812	33
Expenses:
Investment advisory fees	5,262	9,396	38
Administration fees	1,015	1,090	12
12b-1 fees — Class A Shares	1,238	560	— (a)
12b-1 fees — Class C Shares	—	—	— (a)
12b-1 fees — Class R Shares	1,728	728	—
Custodian fees	87	102	25
Transfer agent fees	227	244	1
Transfer agent fees — Class A Shares	652	247	—
Transfer agent fees — Class I Shares	29	83	— (a)
Transfer agent fees — Class R Shares	172	141	—
Transfer agent fees — Class Y Shares	7	111	—
Trustees' fees	84	91	— (a)
Chief Compliance Officer fees	12	13	—
Legal and audit fees	170	178	1
State registration and filing fees	55	55	32
Other expenses	106	195	3
Total Expenses	10,844	13,234	112
Expenses waived/reimbursed by Adviser	(9)	(44)	(65)
Net Expenses	10,835	13,190	47
Net Investment Income(Loss)	19,065	3,622	(14)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	123,608	77,579	(437)
Net realized losses from foreign currency transactions	—	—	(45)
Net change in unrealized appreciation/depreciation on investments	22,198	(15,386)	588
Net realized/unrealized gains on investments	145,806	62,193	106
Change in net assets resulting from operations	$164,871	$65,815	$92

(a)  Rounds to less than $1.
See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2015

(Amounts in Thousands)  (Unaudited)

	Newbridge Global Equity Fund		Fund for Income	National Municipal Bond Fund
Investment Income:
Interest income	$—		$9,878	$1,345
Dividend income	140		—	— (a)
Foreign tax withholding	(8)		—	—
Total Income	132		9,878	1,345
Expenses:
Investment advisory fees	46		1,999	247
Administration fees	12		400	45
12b-1 fees — Class A Shares	4		394	109
12b-1 fees — Class C Shares	13		370	—
12b-1 fees — Class R Shares	1		98	—
Custodian fees	4		39	4
Transfer agent fees	1		85	9
Transfer agent fees — Class A Shares	—	(a)	70	16
Transfer agent fees — Class C Shares	—	(a)	21	—
Transfer agent fees — Class I Shares	—	(a)	22	—
Transfer agent fees — Class R Shares	—	(a)	19	—
Transfer agent fees — Class R6 Shares (b)	—		— (a)	—
Transfer agent fees — Class Y Shares	—		5	1
Trustees' fees	—	(a)	36	4
Chief Compliance Officer fees	—	(a)	5	1
Legal and audit fees	2		76	8
State registration and filing fees	28		54	17
Other expenses	5		42	8
Total Expenses	116		3,735	469
Expenses waived/reimbursed by Adviser	(32)		(7)	(28)
Net Expenses	84		3,728	441
Net Investment Income	48		6,150	904
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	374		(3,086)	1,078
Net realized losses from foreign currency transactions	(3)		—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	327		16,176	(1,356)
Net realized/unrealized gains (losses) on investments	698		13,090	(278)
Change in net assets resulting from operations	$746		$19,240	$626

(a)  Rounds to less than $1.

(b)  Fund for Income Class R6 Shares commenced operations on March 4, 2015.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2015

(Amounts in Thousands)  (Unaudited)

	Ohio Municipal Bond Fund		Balanced Fund	Investment Grade Convertible Fund
Investment Income:
Interest income	$1,005		$65	$180
Dividend income	—	(a)	91	268
Total Income	1,005		156	448
Expenses:
Investment advisory fees	142		44	160
Administration fees	27		10	22
12b-1 fees — Class A Shares	65		12	10
12b-1 fees — Class C Shares	—		15	—
12b-1 fees — Class R Shares	—		5	—
Custodian fees	3		6	3
Transfer agent fees	5		1	4
Transfer agent fees — Class A Shares	6		2	1
Transfer agent fees — Class C Shares	—		1	—
Transfer agent fees — Class I Shares	—		—	2
Transfer agent fees — Class R Shares	—		1	—
Trustees' fees	2		1	2
Chief Compliance Officer fees	—	(a)	— (a)	—	(a)
Legal and audit fees	6		1	3
State registration and filing fees	10		27	19
Other expenses	2		4	3
Total Expenses	268		130	229
Expenses waived/reimbursed by Adviser	—		(32)	—
Net Expenses	268		98	229
Net Investment Income	737		58	219
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	286		672	758
Net change in unrealized appreciation/depreciation on investments	(493)		(363)	77
Net realized/unrealized gains (losses) on investments	(207)		309	835
Change in net assets resulting from operations	$530		$367	$1,054

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Newbridge Large Cap Growth Fund		Select Fund		Special Value Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	For the Period Ended October 31, 2014(a)	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(458)	$(1,148)	$13	$19	$353	$(281)
Net realized gains (losses) from investment transactions	13,442	18,474	(12)	52	6,663	37,141
Net change in unrealized appreciation/depreciation on investments	(5,922)	9,415	8	131	(4,758)	(20,422)
Change in net assets resulting from operations	7,062	26,741	9	202	2,258	16,438
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(1)	— (b)	—	—
Class C Shares	—	—	—	—	—	—
Class I Shares	—	—	(12)	(18)	—	—
From net realized gains:
Class A Shares	(2,298)	(3,575)	(3)	—	—	—
Class C Shares	(977)	(1,122)	—	—	—	—
Class I Shares	(11,343)	(9,895)	(56)	—	—	—
Class R Shares	(65)	(84)	—	—	—	—
Class Y Shares	(2,269)	(4,523)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(16,952)	(19,199)	(72)	(18)	—	—
Change in net assets from capital transactions	(9,097)	(14,050)	19	2,821	(26,319)	(87,893)
Change in net assets	(18,987)	(6,508)	(44)	3,005	(24,061)	(71,455)
Net Assets:
Beginning of period	204,277	210,785	3,005	—	155,815	227,270
End of period	$185,290	$204,277	$2,961	$3,005	$131,754	$155,815
Accumulated undistributed (distributions in excess of) net investment income	$(1,598)	$(1,140)	$1	$1	$80	$(273)

(a)  Select Fund commenced operations on January 2, 2014.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Newbridge Large Cap Growth Fund		Select Fund			Special Value Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	For the Period Ended October 31, 2014(a)		Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)			(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,485	$5,511	$54	$137		$2,121	$8,305
Dividends reinvested	1,900	3,190	3	—	(b)	—	—
Cost of shares redeemed	(8,342)	(24,166)	—	—		(17,410)	(44,910)
Total Class A Shares	$(4,957)	$(15,465)	$57	$137		$(15,289)	$(36,605)
Class C Shares
Proceeds from shares issued	$382	$1,098	—	—		$556	$1,280
Dividends reinvested	764	865	—	—		—	—
Cost of shares redeemed	(1,547)	(3,136)	—	—		(2,436)	(4,640)
Total Class C Shares	$(401)	$(1,173)	—	—		$(1,880)	$(3,360)
Class I Shares
Proceeds from shares issued	$17,543	$60,359	$5	$2,668		$249	$2,258
Dividends reinvested	8,156	1,467	69	18		—	—
Cost of shares redeemed	(25,411)	(35,776)	(112)	(2)		(1,778)	(29,244)
Total Class I Shares	$288	$26,050	$(38)	$2,684		$(1,529)	$(26,986)
Class R Shares
Proceeds from shares issued	$198	$197	—	—		$2,838	$6,712
Dividends reinvested	65	84	—	—		—	—
Cost of shares redeemed	(334)	(281)	—	—		(10,235)	(27,186)
Total Class R Shares	$(71)	$— (b)	—	—		$(7,397)	$(20,474)
Class Y Shares
Proceeds from shares issued	$3,711	$9,569	—	—		$71	$388
Dividends reinvested	5	1	—	—		—	—
Cost of shares redeemed	(7,672)	(33,032)	—	—		(295)	(856)
Total Class Y Shares	$(3,956)	$(23,462)	—	—		$(224)	$(468)
Change in net assets from capital transactions	$(9,097)	$(14,050)	$19	$2,821		$(26,319)	$(87,893)

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Newbridge Large Cap Growth Fund		Select Fund			Special Value Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	For the Period Ended October 31, 2014(a)		Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)			(Unaudited)
Share Transactions:
Class A Shares
Issued	81	302	5	14		96	393
Reinvested	105	175	— (b)	—	(b)	—	—
Redeemed	(452)	(1,303)	—	—		(782)	(2,122)
Total Class A Shares	(266)	(826)	5	14		(686)	(1,729)
Class C Shares
Issued	23	64	—	—		28	66
Reinvested	47	52	—	—		—	—
Redeemed	(95)	(190)	—	—		(121)	(240)
Total Class C Shares	(25)	(74)	—	—		(93)	(174)
Class I Shares
Issued	939	3,230	1	268		10	106
Reinvested	445	80	6	1		—	—
Redeemed	(1,354)	(1,932)	(10)	—	(b)	(80)	(1,398)
Total Class I Shares	30	1,378	(3)	269		(70)	(1,292)
Class R Shares
Issued	11	12	—	—		133	330
Reinvested	4	5	—	—		—	—
Redeemed	(18)	(16)	—	—		(480)	(1,332)
Total Class R Shares	(3)	1	—	—		(347)	(1,002)
Class Y Shares
Issued	201	519	—	—		3	18
Reinvested	— (b)	— (b)	—	—		—	—
Redeemed	(410)	(1,815)	—	—		(13)	(40)
Total Class Y Shares	(209)	(1,296)	—	—		(10)	(22)
Change in Shares	(473)	(817)	2	283		(1,206)	(4,219)

(a)  Select Fund commenced operations on January 2, 2014.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Sycamore Established Value Fund		Sycamore Small Company Opportunity Fund		Expedition Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014(a)
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$19,065	$13,609	$3,622	$4,519	$(14)	$3
Net realized gains/losses from investment transactions	123,608	268,911	77,579	209,014	(482)	(94)
Net change in unrealized appreciation/depreciation on investments	22,198	(13,209)	(15,386)	17,721	588	268
Change in net assets resulting from operations	164,871	269,311	65,815	231,254	92	177
Distributions to Shareholders:
From net investment income:
Class A Shares	(7,255)	(5,909)	— (b)	(120)	—	—
Class I Shares	(5,002)	(4,251)	(3,536)	(4,223)	—	—
Class R Shares	(4,604)	(2,953)	— (b)	—	—	—
Class R6 Shares (c)	(268)	(56)	—	—	—	—
Class Y Shares	(62)	(64)	(50)	(35)	—	—
From net realized gains:
Class A Shares	(117,526)	(61,422)	(38,964)	(32,943)	—	—
Class I Shares	(65,329)	(27,221)	(136,128)	(78,012)	—	—
Class R Shares	(82,822)	(40,150)	(26,613)	(20,097)	—	—
Class R6 Shares (c)	(3,349)	—	—	—	—	—
Class Y Shares	(902)	(527)	(7,493)	(1,016)	—	—
Change in net assets resulting from distributions to shareholders	(287,119)	(142,553)	(212,784)	(136,446)	—	—
Change in net assets from capital transactions	284,139	152,072	292,877	356,520	7,496	4,785
Change in net assets	161,891	278,830	145,908	451,328	7,588	4,962
Net Assets:
Beginning of period	2,196,691	1,917,861	2,423,045	1,971,717	4,962	—
End of period	$2,358,582	$2,196,691	$2,568,953	$2,423,045	$12,550	$4,962
Accumulated undistributed (distributions in excess of) net investment income	$2,519	$645	$182	$146	$(14)	$—

(a)  Expedition Emerging Markets Small Cap Fund commenced operations on April 1, 2014.

(b)  Rounds to less than $1.

(c) Established Value Fund, Class R6 Shares, commenced operations on March 4, 2014.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Sycamore Established Value Fund		Sycamore Small Company Opportunity Fund		Expedition Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014(a)
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$177,598	$310,323	$66,754	$139,445	$25	$47
Dividends reinvested	101,332	55,474	32,839	27,806	—	—
Cost of shares redeemed	(153,011)	(379,414)	(90,190)	(233,180)	—	—
Total Class A Shares	$125,919	$(13,617)	$9,403	$(65,929)	$25	$47
Class C Shares
Proceeds from shares issued	—	—	—	—	—	$50
Cost of shares redeemed	—	—	—	—	—	—
Total Class C Shares	—	—	—	—	—	$50
Class I Shares
Proceeds from shares issued	$92,653	$219,041	$365,348	$590,543	$7,925	$5,519
Dividends reinvested	66,649	24,446	120,392	66,603	—	—
Cost of shares redeemed	(82,789)	(139,903)	(210,212)	(297,013)	(454)	(831)
Total Class I Shares	$76,513	$103,584	$275,528	$360,133	$7,471	$4,688
Class R Shares
Proceeds from shares issued	$68,132	$160,107	$22,412	$48,256	—	—
Dividends reinvested	83,456	40,827	25,311	19,087	—	—
Cost of shares redeemed	(82,076)	(162,439)	(37,971)	(73,719)	—	—
Total Class R Shares	$69,512	$38,495	$9,752	$(6,376)	—	—
Class R6 Shares (b)
Proceeds from shares issued	$10,781	$24,756	—	—	—	—
Dividends reinvested	3,617	56	—	—	—	—
Cost of shares redeemed	(3,106)	(378)	—	—	—	—
Total Class R6 Shares	$11,292	$24,434	—	—	—	—
Class Y Shares
Proceeds from shares issued	$2,031	$1,880	$15,081	$92,664	—	—
Dividends reinvested	57	1	49	4	—	—
Cost of shares redeemed	(1,185)	(2,705)	(16,936)	(23,976)	—	—
Total Class Y Shares	$903	$(824)	$(1,806)	$68,692	—	—
Change in net assets from capital transactions	$284,139	$152,072	$292,877	$356,520	$7,496	$4,785

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Sycamore Established Value Fund		Sycamore Small Company Opportunity Fund		Expedition Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015		Year Ended October 31, 2014(a)
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	5,071	8,774	1,668	3,440	2		5
Reinvested	2,966	1,617	826	694	—		—
Redeemed	(4,351)	(10,649)	(2,239)	(5,743)	—		—
Total Class A Shares	3,686	(258)	255	(1,609)	2		5
Class C Shares
Issued	—	—	—	—	—		5
Redeemed	—	—	—	—	—	(c)	—
Total Class C Shares	—	—	—	—	—	(c)	5
Class I Shares
Issued	2,619	6,148	9,115	14,352	748		552
Reinvested	1,951	712	3,010	1,654	—		—
Redeemed	(2,331)	(3,960)	(5,217)	(7,260)	(45)		(83)
Total Class I Shares	2,239	2,900	6,908	8,746	703		469
Class R Shares
Issued	1,970	4,535	590	1,241	—		—
Reinvested	2,469	1,201	668	496	—		—
Redeemed	(2,356)	(4,611)	(1,002)	(1,901)	—		—
Total Class R Shares	2,083	1,125	256	(164)	—		—
Class R6 Shares (b)
Issued	306	681	—	—	—		—
Reinvested	106	2	—	—	—		—
Redeemed	(88)	(11)	—	—	—		—
Total Class R6 Shares	324	672	—	—	—		—
Class Y Shares
Issued	59	54	378	2,322	—		—
Reinvested	2	—	1	—	—		—
Redeemed	(34)	(76)	(425)	(594)	—		—
Total Class Y Shares	27	(22)	(46)	1,728	—		—
Change in Shares	8,359	4,417	7,373	8,701	705		479

(a)  Expedition Emerging Markets Small Cap Fund commenced operations on April 1, 2014.

(b)  Established Value Fund, Class R6 Shares, commenced operations on March 4, 2014.

(c)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Newbridge Global Equity Fund		Fund for Income		National Municipal Bond Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$48	$43	$6,150	$15,639	$904	$1,902
Net realized gains (losses) from investment transactions and foreign currency transactions	371	1,052	(3,086)	(2,690)	1,078	433
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	327	(28)	16,176	2,846	(1,356)	506
Change in net assets resulting from operations	746	1,067	19,240	15,795	626	2,841
Distributions to Shareholders:
From net investment income:
Class A Shares	(7)	(21)	(7,906)	(20,579)	(872)	(1,879)
Class C Shares	—	—	(1,593)	(4,233)	—	—
Class I Shares	(21)	(33)	(10,047)	(19,483)	—	—
Class R Shares	—	(2)	(1,955)	(4,481)	—	—
Class R6 Shares (a)	—	—	(30)	—	—	—
Class Y Shares	—	—	(168)	(482)	(29)	(46)
From net realized gains:
Class A Shares	(332)	(335)	—	—	(426)	(20)
Class C Shares	(247)	(237)	—	—	—	—
Class I Shares	(442)	(399)	—	—	—	—
Class R Shares	(37)	(35)	—	—	—	—
Class Y Shares	—	—	—	—	(7)	(1)
Change in net assets resulting from distributions to shareholders	(1,086)	(1,062)	(21,699)	(49,258)	(1,334)	(1,946)
Change in net assets from capital transactions	1,776	821	(38,025)	(209,362)	(11,602)	4,723
Change in net assets	1,436	826	(40,484)	(242,825)	(12,310)	5,618
Net Assets:
Beginning of period	10,972	10,146	889,139	1,131,964	92,422	86,804
End of period	$12,408	$10,972	$848,655	$889,139	$80,112	$92,422
Accumulated undistributed (distributions in excess of) net investment income	$31	$11	$(13,932)	$1,617	$42	$39

(a)  Fund for Income, Class R6 Shares, commenced operations on March 4, 2015.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Newbridge Global Equity Fund		Fund for Income		National Municipal Bond Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$105	$—	$36,798	$107,776	$12,635	$23,145
Dividends reinvested	340	356	5,978	15,102	1,227	1,722
Cost of shares redeemed	(79)	(231)	(73,747)	(276,754)	(28,238)	(19,311)
Total Class A Shares	$366	$125	$(30,971)	$(153,876)	$(14,376)	$5,556
Class C Shares
Proceeds from shares issued	$14	$8	$2,871	$6,956	—	—
Dividends reinvested	247	237	1,212	2,925	—	—
Cost of shares redeemed	(2)	(39)	(11,537)	(56,219)	—	—
Total Class C Shares	$259	$206	$(7,454)	$(46,338)	—	—
Class I Shares
Proceeds from shares issued	$1,217	$442	$77,750	$139,974	—	—
Dividends reinvested	463	432	8,241	12,907	—	—
Cost of shares redeemed	(566)	(420)	(79,168)	(147,554)	—	—
Total Class I Shares	$1,114	$454	$6,823	$5,327	—	—
Class R Shares
Proceeds from shares issued	—	—	$4,613	$22,217	—	—
Dividends reinvested	37	36	1,637	3,518	—	—
Cost of shares redeemed	—	—	(14,606)	(37,617)	—	—
Total Class R Shares	$37	$36	$(8,356)	$(11,882)	—	—
Class R6 Shares (a)
Proceeds from shares issued	—	—	$3,614	—	—	—
Dividends reinvested	—	—	30	—	—	—
Cost of shares redeemed	—	—	(192)	—	—	—
Total Class R6 Shares	—	—	$3,452	—	—	—
Class Y Shares
Proceeds from shares issued	—	—	$1,173	$3,439	$3,066	$409
Dividends reinvested	—	—	1	—	12	— (b)
Cost of shares redeemed	—	—	(2,693)	(6,032)	(304)	(1,242)
Total Class Y Shares	—	—	$(1,519)	$(2,593)	$2,774	$(833)
Change in net assets from capital transactions	$1,776	$821	$(38,025)	$(209,362)	$(11,602)	$4,723

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Newbridge Global Equity Fund		Fund for Income		National Municipal Bond Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	8	—	3,586	10,331	1,128	2,075
Reinvested	25	25	584	1,456	110	155
Redeemed	(6)	(16)	(7,190)	(26,540)	(2,525)	(1,734)
Total Class A Shares	27	9	(3,020)	(14,753)	(1,287)	496
Class C Shares
Issued	1	1	282	673	—	—
Reinvested	18	18	119	284	—	—
Redeemed	— (b)	(3)	(1,132)	(5,419)	—	—
Total Class C Shares	19	16	(731)	(4,462)	—	—
Class I Shares
Issued	88	30	7,586	13,468	—	—
Reinvested	35	32	806	1,246	—	—
Redeemed	(41)	(29)	(7,726)	(14,155)	—	—
Total Class I Shares	82	33	666	559	—	—
Class R Shares
Issued	—	—	447	2,126	—	—
Reinvested	3	3	160	339	—	—
Redeemed	—	—	(1,424)	(3,600)	—	—
Total Class R Shares	3	3	(817)	(1,135)	—	—
Class R6 Shares (a)
Issued	—	—	353	—	—	—
Reinvested	—	—	3	—	—	—
Redeemed	—	—	(19)	—	—	—
Total Class R6 Shares	—	—	337	—	—	—
Class Y Shares
Issued	—	—	114	330	275	37
Reinvested	—	—	— (b)	—	1	— (b)
Redeemed	—	—	(262)	(579)	(27)	(112)
Total Class Y Shares	—	—	(148)	(249)	249	(75)
Change in Shares	131	61	(3,713)	(20,040)	(1,038)	421

(a)  Fund for Income, Class R6 Shares, commenced operations on March 4, 2015.

(b)  Rounds to less than 1.
See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Bond Fund		Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$737	$1,635	$58	$146	$219	$287
Net realized gains from investment transactions	286	663	672	2,702	758	991
Net change in unrealized appreciation/depreciation on investments	(493)	425	(363)	(1,148)	77	2,219
Change in net assets resulting from operations	530	2,723	367	1,700	1,054	3,497
Distributions to Shareholders:
From net investment income:
Class A Shares	(737)	(1,644)	(103)	(227)	(110)	(176)
Class C Shares	—	—	(22)	(42)	—	—
Class I Shares	—	—	(2)	(7)	(569)	(429)
Class R Shares	—	—	(17)	(93)	—	—
From net realized gains:
Class A Shares	(663)	(281)	(641)	(184)	—	—
Class C Shares	—	—	(183)	(43)	—	—
Class I Shares	—	—	(20)	(4)	—	—
Class R Shares	—	—	(119)	(105)	—	—
Change in net assets resulting from distributions to shareholders	(1,400)	(1,925)	(1,107)	(705)	(679)	(605)
Change in net assets from capital transactions	(5,306)	(9,728)	(555)	(8,182)	12,814	19,050
Change in net assets	(6,176)	(8,930)	(1,295)	(7,187)	13,189	21,942
Net Assets:
Beginning of period	55,069	63,999	15,256	22,443	37,647	15,705
End of period	$48,893	$55,069	$13,961	$15,256	$50,836	$37,647
Accumulated undistributed (distributions in excess of) net investment income	$38	$38	$(84)	$2	$(379)	$81

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Bond Fund		Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$300	$2,042	$509	$1,113	$2,509	$4,325
Dividends reinvested	1,283	1,750	687	378	72	122
Cost of shares redeemed	(6,889)	(13,520)	(1,990)	(4,049)	(793)	(4,288)
Total Class A Shares	$(5,306)	$(9,728)	$(794)	$(2,558)	$1,788	$159
Class C Shares
Proceeds from shares issued	—	—	$393	$626	—	—
Dividends reinvested	—	—	175	67	—	—
Cost of shares redeemed	—	—	(251)	(839)	—	—
Total Class C Shares	—	—	$317	$(146)	—	—
Class I Shares
Proceeds from shares issued	—	—	$44	$43	$14,397	$25,900
Dividends reinvested	—	—	22	11	440	333
Cost of shares redeemed	—	—	(245)	(28)	(3,811)	(7,342)
Total Class I Shares	—	—	$(179)	$26	$11,026	$18,891
Class R Shares
Proceeds from shares issued	—	—	$131	$430	—	—
Dividends reinvested	—	—	127	194	—	—
Cost of shares redeemed	—	—	(157)	(6,128)	—	—
Total Class R Shares	—	—	$101	$(5,504)	—	—
Change in net assets from capital transactions	$(5,306)	$(9,728)	$(555)	$(8,182)	$12,814	$19,050
Share Transactions:
Class A Shares
Issued	26	178	34	73	178	314
Reinvested	112	152	45	25	5	10
Redeemed	(595)	(1,179)	(130)	(266)	(56)	(326)
Total Class A Shares	(457)	(849)	(51)	(168)	127	(2)
Class C Shares
Issued	—	—	26	42	—	—
Reinvested	—	—	12	4	—	—
Redeemed	—	—	(17)	(55)	—	—
Total Class C Shares	—	—	21	(9)	—	—
Class I Shares
Issued	—	—	3	3	1,014	1,962
Reinvested	—	—	1	1	31	26
Redeemed	—	—	(16)	(2)	(270)	(552)
Total Class I Shares	—	—	(12)	2	775	1,436
Class R Shares
Issued	—	—	9	28	—	—
Reinvested	—	—	8	13	—	—
Redeemed	—	—	(11)	(398)	—	—
Total Class R Shares	—	—	6	(357)	—	—
Change in Shares	(457)	(849)	(36)	(532)	902	1,434

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Newbridge Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$19.38	$18.62	$15.33	$14.61	$13.91	$11.30
Investment Activities:
Net investment loss	(0.10)	(0.23)	(0.31)	(0.12)	(0.12)	(0.06)
Net realized and unrealized gains on investments	0.74	2.66	4.31	1.02	0.82	2.67
Total from Investment Activities	0.64	2.43	4.00	0.90	0.70	2.61
Distributions:
Net realized gains from investments	(1.64)	(1.67)	(0.71)	(0.18)	—	—
Total Distributions	(1.64)	(1.67)	(0.71)	(0.18)	—	—
Net Asset Value, End of Period	$18.38	$19.38	$18.62	$15.33	$14.61	$13.91
Total Return (excludes sales charge) (a)	3.41%	13.58%	27.29%	6.31%	5.03%	23.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,469	$27,799	$42,093	$83,648	$94,814	$120,697
Ratio of net expenses to average net assets (b)	1.28%	1.26%	1.28%	1.29%	1.23%	1.25%
Ratio of net investment loss to average net assets (b)	(0.67)%	(0.72)%	(0.62)%	(0.74)%	(0.68)%	(0.65)%
Portfolio turnover (c)	29%	47%	78%	77%	82%	51%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$17.56	$17.15	$14.29	$13.74	$13.19	$10.81
Investment Activities:
Net investment loss	(0.13)	(0.30)	(0.23)	(0.19)	(0.19)	(0.16)
Net realized and unrealized gains on investments	0.64	2.38	3.80	0.92	0.74	2.54
Total from Investment Activities	0.51	2.08	3.57	0.73	0.55	2.38
Distributions:
Net realized gains from investments	(1.64)	(1.67)	(0.71)	(0.18)	—	—
Total Distributions	(1.64)	(1.67)	(0.71)	(0.18)	—	—
Net Asset Value, End of Period	$16.43	$17.56	$17.15	$14.29	$13.74	$13.19
Total Return (excludes contingent deferred sales charge) (a)	3.00%	12.63%	26.22%	5.46%	4.17%	22.02%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,559	$10,656	$11,655	$9,187	$6,462	$4,072
Ratio of net expenses to average net assets (b)	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets (b)	(1.51)%	(1.57)%	(1.47)%	(1.54)%	(1.58)%	(1.48)%
Ratio of gross expenses to average net assets (b) (c)	2.13%	2.10%	2.11%	2.15%	2.15%	2.29%
Ratio of net investment loss to average net assets (b) (c)	(1.54)%	(1.57)%	(1.48)%	(1.60)%	(1.63)%	(1.67)%
Portfolio turnover (d)	29%	47%	78%	77%	82%	51%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.61	$18.76	$15.39	$14.62	$15.46
Investment Activities:
Net investment loss	(0.03)	(0.06)	— (b)	(0.09)	(0.04)
Net realized and unrealized gains (losses) on investments	0.70	2.58	4.08	1.04	(0.80)
Total from Investment Activities	0.67	2.52	4.08	0.95	(0.84)
Distributions:
Net realized gains from investments	(1.64)	(1.67)	(0.71)	(0.18)	—
Total Distributions	(1.64)	(1.67)	(0.71)	(0.18)	—
Net Asset Value, End of Period	$18.64	$19.61	$18.76	$15.39	$14.62
Total Return (c)	3.53%	13.98%	27.72%	6.65%	(5.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$131,597	$137,831	$106,035	$53,683	$66,268
Ratio of net expenses to average net assets (d)	0.95%	0.95%	0.95%	0.97%	1.02%
Ratio of net investment loss to average net assets (d)	(0.36)%	(0.44)%	(0.35)%	(0.42)%	(0.56)%
Ratio of gross expenses to average net assets (d) (e)	1.00%	1.00%	0.98%	1.00%	1.02%
Ratio of net investment loss to average net assets (d) (e)	(0.42)%	(0.50)%	(0.38)%	(0.45)%	(0.56)%
Portfolio turnover (f)	29%	47%	78%	77%	82%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$18.63	$18.02	$14.91	$14.27	$13.65	$11.13
Investment Activities:
Net investment loss	(0.10)	(0.21)	(0.24)	(0.16)	(0.20)	(0.16)
Net realized and unrealized gains on investments	0.67	2.49	4.06	0.98	0.82	2.68
Total from Investment Activities	0.57	2.28	3.82	0.82	0.62	2.52
Distributions:
Net realized gains from investments	(1.64)	(1.67)	(0.71)	(0.18)	—	—
Total Distributions	(1.64)	(1.67)	(0.71)	(0.18)	—	—
Net Asset Value, End of Period	$17.56	$18.63	$18.02	$14.91	$14.27	$13.65
Total Return (a)	3.16%	13.17%	26.83%	5.89%	4.54%	22.64%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$830	$935	$902	$1,020	$1,005	$681
Ratio of net expenses to average net assets (b)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (b)	(1.02)%	(1.13)%	(1.01)%	(1.11)%	(1.12)%	(1.02)%
Ratio of gross expenses to average net assets (b) (c)	3.62%	2.72%	2.68%	2.79%	2.35%	2.84%
Ratio of net investment loss to average net assets (b) (c)	(2.99)%	(2.20)%	(2.04)%	(2.25)%	(1.82)%	(2.21)%
Portfolio turnover (d)	29%	47%	78%	77%	82%	51%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Large Cap Growth Fund
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.47	$18.65	$15.78
Investment Activities:
Net investment loss	(0.07)	(0.17)	(0.06)
Net realized and unrealized gains on investments	0.73	2.66	2.93
Total from Investment Activities	0.66	2.49	2.87
Distributions:
Net realized gains from investments	(1.64)	(1.67)	—
Total Distributions	(1.64)	(1.67)	—
Net Asset Value, End of Period	$18.49	$19.47	$18.65
Total Return (b)	3.50%	13.90%	18.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,835	$27,056	$50,100
Ratio of net expenses to average net assets (c)	1.02%	1.02%	1.02%
Ratio of net investment loss to average net assets (c)	(0.42)%	(0.46)%	(0.44)%
Ratio of gross expenses to average net assets (c) (d)	1.03%	1.03%	1.02%
Ratio of net investment loss to average net assets (c) (d)	(0.43)%	(0.46)%	(0.44)%
Portfolio turnover (e)	29%	47%	78%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Select Fund
	Class A Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.62	$10.00
Investment Activities:
Net investment income	0.03	0.05
Net realized and unrealized gains on investments	0.01	0.61
Total from Investment Activities	0.04	0.66
Distributions:
Net investment income	(0.04)	(0.04)
Net realized gains from investments	(0.21)	—
Total Distributions	(0.25)	(0.04)
Net Asset Value, End of Period	$10.41	$10.62
Total Return (excludes sales charge) (b)	0.24%	6.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$199	$145
Ratio of net expenses to average net assets (c)	1.15%	1.15%
Ratio of net investment income to average net assets (c)	0.54%	0.62%
Ratio of gross expenses to average net assets (c) (d)	4.19%	7.41%
Ratio of net investment loss to average net assets (c) (d)	(2.50)%	(5.64)%
Portfolio turnover (e)	48%	67%

(a)  Class A Shares commenced operations on January 2, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Select Fund
	Class I Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.62	$10.00
Investment Activities:
Net investment income	0.05	0.07
Net realized and unrealized gains (losses) on investments	(0.01)	0.62
Total from Investment Activities	0.04	0.69
Distributions:
Net investment income	(0.05)	(0.07)
Net realized gains from investments	(0.21)	—
Total Distributions	(0.26)	(0.07)
Net Asset Value, End of Period	$10.40	$10.62
Total Return (b)	0.25%	6.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,762	$2,860
Ratio of net expenses to average net assets (c)	0.90%	0.90%
Ratio of net investment income to average net assets (c)	0.88%	0.87%
Ratio of gross expenses to average net assets (c) (d)	1.45%	4.58%
Ratio of net investment income (loss) to average net assets (c) (d)	0.33%	(2.81)%
Portfolio turnover (e)	48%	67%

(a)  Class I Shares commenced operations on January 2, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$21.71	$19.98	$15.53	$14.77	$14.93		$12.25
Investment Activities:
Net investment income (loss)	0.07	(0.03)	(0.02)	(0.01)	(0.01)		0.01
Net realized and unrealized gains (losses) on investments	0.23	1.76	4.47	0.77	(0.14)		2.69
Total from Investment Activities	0.30	1.73	4.45	(0.76)	(0.15)		2.70
Distributions:
Net investment income	—	—	—	—	(0.01)		(0.02)
Total Distributions	—	—	—	—	(0.01)		(0.02)
Net Asset Value, End of Period	$22.01	$21.71	$19.98	$15.53	$14.77		$14.93
Total Return (excludes sales charge) (a)	1.38%	8.66%	28.65%	5.15%	(1.02)%		22.04	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$56,893	$71,027	$99,918	$152,428	$388,846		$722,165
Ratio of net expenses to average net assets (c)	1.29%	1.31%	1.27%	1.30%	1.19%		1.18%
Ratio of net investment income (loss) to average net assets (c)	0.66%	0.01%	0.01%	(0.02)%	—	%(d)	0.08%
Ratio of gross expenses to average net assets (c) (e)	1.33%	1.31%	1.27%	1.30%	1.19%		1.18%
Ratio of net investment income to average net assets (c) (e)	0.61%	0.01%	0.01%	(0.02)%	—	%(d)	0.08%
Portfolio turnover (f)	104%	174%	110%	87%	93%		97%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Rounds to less than 0.01%.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$19.82	$18.41	$14.44	$13.86	$14.13		$11.70
Investment Activities:
Net investment income (loss)	(0.02)	(0.20)	(0.20)	(0.17)	(0.14	)(a)	(0.13)
Net realized and unrealized gains (losses) on investments	0.22	1.61	4.17	0.75	(0.13)		2.56
Total from Investment Activities	0.20	1.41	3.97	0.58	(0.27)		2.43
Distributions:
Net investment income	—	—	—	—	—		—	(b)
Total Distributions	—	—	—	—	—		—	(b)
Net Asset Value, End of Period	$20.02	$19.82	$18.41	$14.44	$13.86		$14.13
Total Return (excludes contingent deferred sales charge) (c)	1.01%	7.66%	27.49%	4.18%	(1.91)%		20.78	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,250	$14,970	$17,106	$19,693	$26,874		$36,852
Ratio of net expenses to average net assets (e)	2.09%	2.20%	2.20%	2.20%	2.11%		2.16%
Ratio of net investment income (loss) to average net assets (e)	(0.16)%	(0.88)%	(0.95)%	(0.96)%	(0.93)%		(0.90)%
Ratio of gross expenses to average net assets (e) (f)	2.14%	2.20%	2.23%	2.23%	2.11%		2.16%
Ratio of net investment income (loss) to average net assets (e) (f)	(0.21)%	(0.88)%	(0.98)%	(1.00)%	(0.93)%		(0.90)%
Portfolio turnover (g)	104%	174%	110%	87%	93%		97%

(a)  Calculated using average shares for the period.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$21.96	$20.16	$15.62	$14.82	$14.95	$12.27
Investment Activities:
Net investment income	0.11	0.01	0.04	0.05 (a)	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.22	1.79	4.50	0.75	(0.14)	2.68
Total from Investment Activities	0.33	1.80	4.54	0.80	(0.09)	2.74
Distributions:
Net investment income	—	—	—	—	(0.04)	(0.06)
Total Distributions	—	—	—	—	(0.04)	(0.06)
Net Asset Value, End of Period	$22.29	$21.96	$20.16	$15.62	$14.82	$14.95
Total Return (b)	1.50%	8.93%	29.07%	5.40%	(0.66)%	22.38	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,316	$8,714	$34,058	$45,903	$158,816	$165,995
Ratio of net expenses to average net assets (d)	1.02%	1.01%	1.00%	0.95%	0.87%	0.86%
Ratio of net investment income to average net assets (d)	0.92%	0.30%	0.27%	0.35%	0.29%	0.40%
Ratio of gross expenses to average net assets (d) (e)	1.07%	1.01%	1.00%	0.95%	0.87%	0.86%
Ratio of net investment income to average net assets (d) (e)	0.87%	0.30%	0.27%	0.35%	0.29%	0.40%
Portfolio turnover (f)	104%	174%	110%	87%	93%	97%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91	$19.30	$15.05	$14.36	$14.55	$11.96
Investment Activities:
Net investment income (loss)	0.04	(0.09)	(0.08)	(0.07)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	0.21	1.70	4.33	0.76	(0.13)	2.62
Total from Investment Activities	0.25	1.61	4.25	0.69	(0.19)	2.59
Distributions:
Net investment income	—	—	—	—	—	—	(a)
Total Distributions	—	—	—	—	—	—	(a)
Net Asset Value, End of Period	$21.16	$20.91	$19.30	$15.05	$14.36	$14.55
Total Return (b)	1.20%	8.34%	28.24%	4.81%	(1.31)%	21.67	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$52,418	$59,036	$73,847	$90,166	$145,987	$182,091
Ratio of net expenses to average net assets (d)	1.55%	1.61%	1.59%	1.59%	1.51%	1.49%
Ratio of net investment income (loss) to average net assets (d)	0.38%	(0.30)%	(0.33)%	(0.35)%	(0.34)%	(0.24)%
Ratio of gross expenses to average net assets (d) (e)	1.60%	1.61%	1.59%	1.59%	1.51%	1.49%
Ratio of net investment income to average net assets (d) (e)	0.33%	(0.30)%	(0.33)%	(0.35)%	(0.34)%	(0.24)%
Portfolio turnover (f)	104%	174%	110%	87%	93%	97%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$21.80	$20.01	$17.11
Investment Activities:
Net investment income	0.11	0.05	0.01
Net realized and unrealized gains on investments	0.22	1.74	2.89
Total from Investment Activities	0.33	1.79	2.90
Distributions:
Total Distributions	—	—	—
Net Asset Value, End of Period	$22.13	$21.80	$20.01
Total Return (b)	1.51%	8.95%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,877	$2,068	$2,341
Ratio of net expenses to average net assets (c)	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets (c)	0.89%	0.28%	0.05%
Ratio of gross expenses to average net assets (c) (d)	1.32%	1.33%	1.72%
Ratio of net investment income (loss) to average net assets (c) (d)	0.60%	(0.02)%	(0.64)%
Portfolio turnover (e)	104%	174%	110%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$37.01	$34.89	$27.17	$25.84	$26.06	$21.69
Investment Activities:
Net investment income	0.30	0.23	0.19	0.19	0.17	0.13
Net realized and unrealized gains on investments	2.37	4.44	8.43	2.02	1.54	4.73
Total from Investment Activities	2.67	4.67	8.62	2.21	1.71	4.86
Distributions:
Net investment income	(0.27)	(0.22)	(0.20)	(0.19)	(0.17)	(0.12)
Net realized gains from investments	(4.56)	(2.33)	(0.70)	(0.69)	(1.76)	(0.37)
Total Distributions	(4.83)	(2.55)	(0.90)	(0.88)	(1.93)	(0.49)
Net Asset Value, End of Period	$34.85	$37.01	$34.89	$27.17	$25.84	$26.06
Total Return (excludes sales charge) (a)	7.50%	13.97%	32.61%	8.75%	6.46%	22.69	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,031,663	$958,992	$913,195	$686,762	$469,365	$299,333
Ratio of net expenses to average net assets (c)	1.00%	1.04%	1.04%	1.06%	1.07%	1.10%
Ratio of net investment income to average net assets (c)	1.63%	0.63%	0.62%	0.72%	0.62%	0.57%
Portfolio turnover (d)	30%	51%	46%	43%	38%	49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$37.01	$34.89	$27.17	$25.83	$26.04	$23.70
Investment Activities:
Net investment income	0.37	0.35	0.31	0.28	0.23	0.11
Net realized and unrealized gains on investments	2.38	4.44	8.42	2.03	1.56	2.36
Total from Investment Activities	2.75	4.79	8.73	2.31	1.79	2.47
Distributions:
Net investment income	(0.34)	(0.34)	(0.31)	(0.28)	(0.24)	(0.13)
Net realized gains from investments	(4.56)	(2.33)	(0.70)	(0.69)	(1.76)	—
Total Distributions	(4.90)	(2.67)	(1.01)	(0.97)	(2.00)	(0.13)
Net Asset Value, End of Period	$34.86	$37.01	$34.89	$27.17	$25.83	$26.04
Total Return (b)	7.71%	14.38%	33.09%	9.18%	6.81%	10.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$577,190	$529,882	$398,382	$182,738	$64,128	$10,952
Ratio of net expenses to average net assets (d)	0.63%	0.66%	0.67%	0.68%	0.70%	0.95%
Ratio of net investment income to average net assets (d)	2.01%	0.99%	0.95%	1.08%	0.95%	0.60%
Ratio of gross expenses to average net assets (d) (e)	0.63%	0.66%	0.67%	0.68%	0.73%	1.07%
Ratio of net investment income to average net assets (d) (e)	2.01%	0.99%	0.95%	1.08%	0.92%	0.48%
Portfolio turnover (f)	30%	51%	46%	43%	38%	49%

(a)  Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$36.67	$34.60	$26.96	$25.64	$25.87	$21.54
Investment Activities:
Net investment income	0.27	0.16	0.14	0.14	0.12	0.11
Net realized and unrealized gains on investments	2.36	4.40	8.35	2.01	1.53	4.68
Total from Investment Activities	2.63	4.56	8.49	2.15	1.65	4.79
Distributions:
Net investment income	(0.25)	(0.16)	(0.15)	(0.14)	(0.12)	(0.09)
Net realized gains from investments	(4.56)	(2.33)	(0.70)	(0.69)	(1.76)	(0.37)
Total Distributions	(4.81)	(2.49)	(0.85)	(0.83)	(1.88)	(0.46)
Net Asset Value, End of Period	$34.49	$36.67	$34.60	$26.96	$25.64	$25.87
Total Return (a)	7.43%	13.76%	32.35%	8.61%	6.28%	22.48	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$706,997	$675,421	$598,429	$412,131	$302,485	$247,733
Ratio of net expenses to average net assets (c)	1.16%	1.20%	1.22%	1.23%	1.24%	1.25%
Ratio of net investment income to average net assets (c)	1.47%	0.46%	0.44%	0.55%	0.47%	0.43%
Portfolio turnover (d)	30%	51%	46%	43%	38%	49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class R6 Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$37.02	$34.74
Investment Activities:
Net investment income	0.35	0.20
Net realized and unrealized gains on investments	2.39	2.33
Total from Investment Activities	2.74	2.53
Distributions:
Net investment income	(0.34)	(0.25)
Net realized gains from investments	(4.56)	—
Total Distributions	(4.90)	(0.25)
Net Asset Value, End of Period	$34.86	$37.02
Total Return (b)	7.69%	7.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,712	$24,880
Ratio of net expenses to average net assets (c)	0.63%	0.64%
Ratio of net investment income to average net assets (c)	1.90%	0.66%
Ratio of gross expenses to average net assets (c) (d)	0.67%	0.91%
Ratio of net investment income to average net assets (c) (d)	1.86%	0.37%
Portfolio turnover (e)	30%	51%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$37.02	$34.90	$29.46
Investment Activities:
Net investment income	0.33	0.30	0.17
Net realized and unrealized gains on investments	2.38	4.44	5.42
Total from Investment Activities	2.71	4.74	5.59
Distributions:
Net investment income	(0.30)	(0.29)	(0.15)
Net realized gains from investments	(4.56)	(2.33)	—
Total Distributions	(4.86)	(2.62)	(0.15)
Net Asset Value, End of Period	$34.87	$37.02	$34.90
Total Return (b)	7.62%	14.19%	19.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,020	$7,516	$7,855
Ratio of net expenses to average net assets (c)	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (c)	1.79%	0.83%	0.70%
Ratio of gross expenses to average net assets (c) (d)	0.87%	0.87%	1.04%
Ratio of net investment income to average net assets (c) (d)	1.76%	0.79%	0.49%
Portfolio turnover (e)	30%	51%	46%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$42.01	$40.29	$32.19	$29.82	$27.35	$22.70
Investment Activities:
Net investment income	0.02	0.02	0.09	0.03	0.05	0.03
Net realized and unrealized gains on investments	1.08	4.40	9.61	2.51	2.47	4.63
Total from Investment Activities	1.10	4.42	9.70	2.54	2.52	4.66
Distributions:
Net investment income	—	(0.01)	(0.14)	(0.05)	(0.05)	(0.01)
Net realized gains from investments	(3.63)	(2.69)	(1.46)	(0.12)	—	—
Total Distributions	(3.63)	(2.70)	(1.60)	(0.17)	(0.05)	(0.01)
Net Asset Value, End of Period	$39.48	$42.01	$40.29	$32.19	$29.82	$27.35
Total Return (excludes sales charge) (a)	2.56%	11.29%	31.42%	8.56%	9.23%	20.54%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$449,915	$467,936	$513,668	$405,693	$296,044	$256,084
Ratio of net expenses to average net assets (b)	1.30%	1.31%	1.34%	1.38%	1.40%	1.43%
Ratio of net investment income to average net assets (b)	0.09%	0.06%	0.22%	0.08%	0.15%	0.12%
Portfolio turnover (c)	24%	47%	56%	41%	44%	66%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$42.31	$40.56	$32.32	$29.92	$27.41	$22.73
Investment Activities:
Net investment income	0.09	0.16	0.20	0.15	0.16	0.11
Net realized and unrealized gains on investments	1.09	4.43	9.67	2.52	2.48	4.66
Total from Investment Activities	1.18	4.59	9.87	2.67	2.64	4.77
Distributions:
Net investment income	(0.09)	(0.15)	(0.17)	(0.15)	(0.13)	(0.09)
Net realized gains from investments	(3.63)	(2.69)	(1.46)	(0.12)	—	—
Total Distributions	(3.72)	(2.84)	(1.63)	(0.27)	(0.13)	(0.09)
Net Asset Value, End of Period	$39.77	$42.31	$40.56	$32.32	$29.92	$27.41
Total Return (a)	2.75%	11.66%	31.89%	8.95%	9.63%	21.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,748,935	$1,568,121	$1,148,731	$552,745	$347,783	$274,045
Ratio of net expenses to average net assets (b)	0.94%	0.98%	0.98%	1.02%	1.04%	1.05%
Ratio of net investment income to average net assets (b)	0.44%	0.37%	0.48%	0.43%	0.50%	0.53%
Portfolio turnover (c)	24%	47%	56%	41%	44%	66%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$40.21	$38.77	$31.08	$28.84	$26.50	$22.03
Investment Activities:
Net investment loss	(0.03)	(0.09)	— (a)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gains on investments	1.05	4.22	9.27	2.43	2.40	4.49
Total from Investment Activities	1.02	4.13	9.27	2.40	2.38	4.47
Distributions:
Net investment income	—	—	(0.12)	(0.04)	(0.04)	—
Net realized gains from investments	(3.63)	(2.69)	(1.46)	(0.12)	—	—
Total Distributions	(3.63)	(2.69)	(1.58)	(0.16)	(0.04)	—
Net Asset Value, End of Period	$37.60	$40.21	$38.77	$31.08	$28.84	$26.50
Total Return (b)	2.47%	10.97%	31.14%	8.33%	8.99%	20.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$288,843	$298,601	$294,246	$232,234	$186,467	$147,459
Ratio of net expenses to average net assets (c)	1.52%	1.58%	1.56%	1.61%	1.60%	1.63%
Ratio of net investment loss to average net assets (c)	(0.14)%	(0.22)%	(0.01)%	(0.15)%	(0.06)%	(0.07)%
Portfolio turnover (d)	24%	47%	56%	41%	44%	66%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$42.06	$40.36	$34.42
Investment Activities:
Net investment income	0.05	0.12	0.01
Net realized and unrealized gains on investments	1.08	4.36	5.93
Total from Investment Activities	1.13	4.48	5.94
Distributions:
Net investment income	(0.02)	(0.09)	—
Net realized gains from investments	(3.63)	(2.69)	—
Total Distributions	(3.65)	(2.78)	—
Net Asset Value, End of Period	$39.54	$42.06	$40.36
Total Return (b)	2.65%	11.45%	17.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$81,260	$88,387	$15,072
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	0.24%	0.06%	0.04%
Ratio of gross expenses to average net assets (c) (d)	1.25%	1.18%	1.23%
Ratio of net investment income (loss) to average net assets (c) (d)	0.13%	0.02%	(0.04)%
Portfolio turnover (e)	24%	47%	56%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Expedition Emerging Markets Small Cap Fund
	Class A Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35	$10.00
Investment Activities:
Net investment loss	(0.03)	(0.01)
Net realized and unrealized gains on investments	0.24	0.36
Total from Investment Activities	0.21	0.35
Distributions:
Total Distributions	—	—
Net Asset Value, End of Period	$10.56	$10.35
Total Return (excludes sales charge) (b)	2.03%	3.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$76	$48
Ratio of net expenses to average net assets (c)	1.80%	1.80%
Ratio of net investment loss to average net assets (c)	(0.82)%	(0.13)%
Ratio of gross expenses to average net assets (c) (d)	38.14%	37.44%
Ratio of net investment loss to average net assets (c) (d)	(37.16)%	(35.78)%
Portfolio turnover (e)	131%	87%

(a)  Class A Shares commenced on April 1, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Expedition Emerging Markets Small Cap Fund
	Class C Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.31	$9.83
Investment Activities:
Net investment loss	(0.08)	(0.04)
Net realized and unrealized gains on investments	0.25	0.52
Total from Investment Activities	0.17	0.48
Distributions:
Total Distributions	—	—
Net Asset Value, End of Period	$10.48	$10.31
Total Return (excludes contingent deferred sales charge) (b)	1.65%	4.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$53	$53
Ratio of net expenses to average net assets (c)	2.55%	2.55%
Ratio of net investment loss to average net assets (c)	(1.62)%	(0.68)%
Ratio of gross expenses to average net assets (c) (d)	42.88%	37.19%
Ratio of net investment loss to average net assets (c) (d)	(41.95)%	(35.34)%
Portfolio turnover (d)	131%	87%

(a)  Class C Shares commenced operations on April 11, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Expedition Emerging Markets Small Cap Fund
	Class I Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.37	$10.00
Investment Activities:
Net investment income (loss)	(0.01)	0.01
Net realized and unrealized gains on investments	0.23	0.36
Total from Investment Activities	0.22	0.37
Distributions:
Total Distributions	—	—
Net Asset Value, End of Period	$10.59	$10.37
Total Return (b)	2.12%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,421	$4,861
Ratio of net expenses to average net assets (c)	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)	(0.44)%	0.09%
Ratio of gross expenses to average net assets (c) (d)	2.91%	4.30%
Ratio of net investment loss to average net assets (c) (d)	(1.86)%	(2.72)%
Portfolio turnover (e)	131%	87%

(a)  Class I Shares commenced operations on April 1, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Newbridge Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.27	$14.34	$11.89	$10.72	$10.97	$10.00
Investment Activities:
Net investment income	0.06	0.07	0.07	0.11	0.08	0.03
Net realized and unrealized gains (losses) on investments	0.85	1.37	2.57	1.17	(0.09)	0.94
Total from Investment Activities	0.91	1.44	2.64	1.28	(0.01)	0.97
Distributions:
Net investment income	(0.03)	(0.09)	(0.10)	(0.11)	(0.24)	—
Net realized gains from investments	(1.35)	(1.42)	(0.09)	—	—	—
Total Distributions	(1.38)	(1.51)	(0.19)	(0.11)	(0.24)	—
Net Asset Value, End of Period	$13.80	$14.27	$14.34	$11.89	$10.72	$10.97
Total Return (excludes sales charge) (b)	6.81%	10.67%	22.53%	12.06%	(0.24)%	9.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,769	$3,509	$3,387	$2,815	$2,410	$1,840
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.40%	1.39%
Ratio of net investment income to average net assets (c)	0.91%	0.47%	0.56%	1.00%	0.85%	0.43%
Ratio of gross expenses to average net assets (c) (d)	1.96%	1.95%	2.01%	2.32%	2.70%	5.81%
Ratio of net investment income (loss) to average net assets (c) (d)	0.35%	(0.08)%	(0.05)%	0.08%	(0.45)%	(3.99)%
Portfolio turnover (e)	37%	83%	119%	90%	87%	80%

(a)  Class A Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.14	$14.23	$11.81	$10.64	$10.92	$10.00
Investment Activities:
Net investment income (loss)	0.01	(0.04)	(0.02)	0.03	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	0.83	1.37	2.54	1.17	(0.12)	0.94
Total from Investment Activities	0.84	1.33	2.52	1.20	(0.10)	0.92
Distributions:
Net investment income	—	—	(0.01)	(0.03)	(0.18)	—
Net realized gains from investments	(1.35)	(1.42)	(0.09)	—	—	—
Total Distributions	(1.35)	(1.42)	(0.10)	(0.03)	(0.18)	—
Net Asset Value, End of Period	$13.63	$14.14	$14.23	$11.81	$10.64	$10.92
Total Return (excludes contingent deferred sales charge) (b)	6.35%	9.88%	21.55%	11.32%	(1.04)%	9.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,759	$2,582	$2,378	$2,036	$1,805	$1,819
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%	2.15%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (c)	0.16%	(0.27)%	(0.19)%	0.27%	0.11%	(0.32)%
Ratio of gross expenses to average net assets (c) (d)	2.75%	2.72%	2.93%	3.18%	3.39%	6.56%
Ratio of net investment loss to average net assets (c) (d)	(0.44)%	(0.84)%	(0.97)%	(0.76)%	(1.13)%	(4.74)%
Portfolio turnover (e)	37%	83%	119%	90%	87%	80%

(a)  Class C Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.32	$14.38	$11.92	$10.74	$10.98	$10.00
Investment Activities:
Net investment income	0.08	0.11	0.10	0.15	0.13	0.04
Net realized and unrealized gains (losses) on investments	0.84	1.37	2.57	1.17	(0.11)	0.94
Total from Investment Activities	0.92	1.48	2.67	1.32	0.02	0.98
Distributions:
Net investment income	(0.06)	(0.12)	(0.12)	(0.14)	(0.26)	—
Net realized gains from investments	(1.35)	(1.42)	(0.09)	—	—	—
Total Distributions	(1.41)	(1.54)	(0.21)	(0.14)	(0.26)	—
Net Asset Value, End of Period	$13.83	$14.32	$14.38	$11.92	$10.74	$10.98
Total Return (b)	6.90%	10.94%	22.85%	12.42%	0.03%	9.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,469	$4,495	$4,031	$2,452	$2,120	$1,854
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.15%	1.14%
Ratio of net investment income to average net assets (c)	1.19%	0.73%	0.77%	1.26%	1.10%	0.68%
Ratio of gross expenses to average net assets (c) (d)	1.62%	1.67%	1.77%	2.20%	2.51%	5.10%
Ratio of net investment income (loss) to average net assets (c) (d)	0.72%	0.21%	0.15%	0.21%	(0.26)%	(3.28)%
Portfolio turnover (e)	37%	83%	119%	90%	87%	80%

(a)  Class I Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Newbridge Global Equity Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.24	$14.32	$12.29
Investment Activities:
Net investment income	0.04	0.03	0.04
Net realized and unrealized gains on investments	0.84	1.37	1.99
Total from Investment Activities	0.88	1.40	2.03
Distributions:
Net investment income	—	(0.06)	—
Net realized gains from investments	(1.35)	(1.42)	—
Total Distributions	(1.35)	(1.48)	—
Net Asset Value, End of Period	$13.77	$14.24	$14.32
Total Return (b)	6.60%	10.39%	16.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$411	$386	$350
Ratio of net expenses to average net assets (c)	1.67%	1.67%	1.67%
Ratio of net investment income to average net assets (c)	0.63%	0.21%	0.45%
Ratio of gross expenses to average net assets (c) (d)	3.23%	4.17%	6.31%
Ratio of net investment loss to average net assets (c) (d)	(0.93)%	(2.29)%	(4.19)%
Portfolio turnover (e)	37%	83%	119%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27	$10.62	$11.26	$11.49	$11.81	$11.62
Investment Activities:
Net investment income	0.06	0.11	0.03	0.22	0.34	0.44
Net realized and unrealized gains (losses) on investments	0.17	0.06	(0.14)	0.11	(0.03)	0.42
Total from Investment Activities	0.23	0.17	(0.11)	0.33	0.31	0.86
Distributions:
Net investment income	(0.26)	(0.52)	(0.53)	(0.56)	(0.63)	(0.67)
Total Distributions	(0.26)	(0.52)	(0.53)	(0.56)	(0.63)	(0.67)
Net Asset Value, End of Period	$10.24	$10.27	$10.62	$11.26	$11.49	$11.81
Total Return (excludes sales charge) (a)	2.23%	1.69%	(1.03)%	2.92%	2.73%	7.66	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$306,239	$338,122	$506,249	$793,120	$490,961	$444,257
Ratio of net expenses to average net assets (c)	0.94%	0.96%	0.93%	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets (c)	1.38%	1.57%	1.11%	1.60%	2.55%	3.11%
Portfolio turnover (d)	16%	32%	62%	90%	43%	49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20	$10.55	$11.19	$11.43	$11.76	$11.59
Investment Activities:
Net investment income	0.02	0.02	0.04 (a)	0.16	0.28	0.42
Net realized and unrealized gains (losses) on investments	0.17	0.08	(0.24)	0.08	(0.06)	0.34
Total from Investment Activities	0.19	0.10	(0.20)	0.24	0.22	0.76
Distributions:
Net investment income	(0.22)	(0.45)	(0.44)	(0.48)	(0.55)	(0.59)
Total Distributions	(0.22)	(0.45)	(0.44)	(0.48)	(0.55)	(0.59)
Net Asset Value, End of Period	$10.17	$10.20	$10.55	$11.19	$11.43	$11.76
Total Return (excludes contingent deferred sales charge) (b)	1.88%	0.96%	(1.80)%	2.11%	1.93%	6.77	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$71,665	$79,353	$129,193	$201,522	$123,425	$65,869
Ratio of net expenses to average net assets (d)	1.71%	1.72%	1.69%	1.69%	1.72%	1.76%
Ratio of net investment income to average net assets (d)	0.60%	0.80%	0.35%	0.84%	1.76%	2.24%
Portfolio turnover (e)	16%	32%	62%	90%	43%	49%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.26	$10.61	$11.25	$11.48	$11.54
Investment Activities:
Net investment income	0.09	0.21	0.07	0.30	0.22
Net realized and unrealized gains (losses) on investments	0.15	(0.01)	(0.15)	0.06	0.16
Total from Investment Activities	0.24	0.20	(0.08)	0.36	0.38
Distributions:
Net investment income	(0.27)	(0.55)	(0.56)	(0.59)	(0.44)
Total Distributions	(0.27)	(0.55)	(0.56)	(0.59)	(0.44)
Net Asset Value, End of Period	$10.23	$10.26	$10.61	$11.25	$11.48
Total Return (b)	2.38%	1.98%	(0.75)%	3.20%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$385,563	$379,805	$386,827	$450,593	$221,570
Ratio of net expenses to average net assets (c)	0.65%	0.67%	0.65%	0.65%	0.67%
Ratio of net investment income to average net assets (c)	1.69%	1.85%	1.39%	1.85%	2.74%
Portfolio turnover (d)	16%	32%	62%	90%	43%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$10.28	$10.62	$11.26	$11.50	$11.82	$11.63
Investment Activities:
Net investment income	0.06	0.15	0.06	0.21	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.17	0.03	(0.17)	0.10	(0.05)	0.48
Total from Investment Activities	0.23	0.18	(0.11)	0.31	0.31	0.86
Distributions:
Net investment income	(0.26)	(0.52)	(0.53)	(0.55)	(0.63)	(0.67)
Total Distributions	(0.26)	(0.52)	(0.53)	(0.55)	(0.63)	(0.67)
Net Asset Value, End of Period	$10.25	$10.28	$10.62	$11.26	$11.50	$11.82
Total Return (a)	2.23%	1.78%	(1.05)%	2.80%	2.71%	7.64	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$75,781	$84,368	$99,302	$135,313	$115,459	$89,223
Ratio of net expenses to average net assets (c)	0.95%	0.96%	0.94%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets (c)	1.35%	1.56%	1.10%	1.61%	2.52%	3.14%
Portfolio turnover (d)	16%	32%	62%	90%	43%	49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Fund for Income
Class R6 Shares
Period Ended April 30, 2015(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.23
Investment Activities:
Net investment income	0.03
Net realized and unrealized gains on investments	0.06
Total from Investment Activities	0.09
Distributions:
Net investment income	(0.09)
Total Distributions	(0.09)
Net Asset Value, End of Period	$10.23
Total Return (b)	0.87%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,452
Ratio of net expenses to average net assets (c)	0.63%
Ratio of net investment income to average net assets (c)	1.66%
Ratio of gross expenses to average net assets (c) (d)	1.00%
Ratio of net investment income to average net assets (c) (d)	1.28%
Portfolio turnover (e)	16%

(a)  Class R6 Shares commenced operations on March 4, 2015.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27	$10.62	$11.15
Investment Activities:
Net investment income	0.07	0.12	0.11 (b)
Net realized and unrealized gains (losses) on investments	0.17	0.08	(0.20)
Total from Investment Activities	0.24	0.20	(0.09)
Distributions:
Net investment income	(0.27)	(0.55)	(0.44)
Total Distributions	(0.27)	(0.55)	(0.44)
Net Asset Value, End of Period	$10.24	$10.27	$10.62
Total Return (c)	2.34%	1.94%	(0.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,955	$7,491	$10,393
Ratio of net expenses to average net assets (d)	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (d)	1.60%	1.81%	1.35%
Ratio of gross expenses to average net assets (d) (e)	0.88%	0.82%	0.81%
Ratio of net investment income to average net assets (d) (e)	1.43%	1.70%	1.24%
Portfolio turnover (f)	16%	32%	62%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Calculated using average shares method for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.21	$11.09	$11.63	$11.38	$11.52	$11.26
Investment Activities:
Net investment income	0.11	0.24	0.21	0.20	0.25	0.31
Net realized and unrealized gains (losses) on investments	(0.05)	0.12	(0.35)	0.46	0.07	0.43
Total from Investment Activities	0.06	0.36	(0.14)	0.66	0.32	0.74
Distributions:
Net investment income	(0.11)	(0.24)	(0.21)	(0.20)	(0.26)	(0.31)
Net realized gains from investments	(0.05)	— (a)	(0.19)	(0.21)	(0.20)	(0.17)
Total Distributions	(0.16)	(0.24)	(0.40)	(0.41)	(0.46)	(0.48)
Net Asset Value, End of Period	$11.11	$11.21	$11.09	$11.63	$11.38	$11.52
Total Return (excludes sales charge) (b)	0.58%	3.32%	(1.22)%	5.86%	3.01%	6.75	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$75,723	$90,787	$84,355	$148,011	$147,447	$142,979
Ratio of net expenses to average net assets (d)	0.99%	0.99%	0.98%	0.97%	0.98%	0.99%
Ratio of net investment income to average net assets (d)	2.01%	2.14%	1.77%	1.69%	2.27%	2.75%
Ratio of gross expenses to average net assets (d) (e)	1.04%	1.07%	1.06%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets (d) (e)	1.95%	2.07%	1.70%	1.61%	2.20%	2.69%
Portfolio turnover (f)	42%	31%	36%	70%	133%	74%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.20	$11.09	$11.44
Investment Activities:
Net investment income	0.13	0.27	0.18
Net realized and unrealized gains (losses) on investments	(0.04)	0.11	(0.34)
Total from Investment Activities	0.09	0.38	(0.16)
Distributions:
Net investment income	(0.13)	(0.27)	(0.19)
Net realized gains from investments	(0.05)	— (b)	—
Total Distributions	(0.18)	(0.27)	(0.19)
Net Asset Value, End of Period	$11.11	$11.20	$11.09
Total Return (c)	0.80%	3.50%	(1.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,389	$1,635	$2,449
Ratio of net expenses to average net assets (d)	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets (d)	2.24%	2.43%	2.10%
Ratio of gross expenses to average net assets (d) (e)	1.03%	1.16%	1.37%
Ratio of net investment income to average net assets (d) (e)	1.93%	1.99%	1.45%
Portfolio turnover (f)	42%	31%	36%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.63	$11.46	$11.96	$11.68	$12.00	$11.88
Investment Activities:
Net investment income	0.17	0.33	0.30	0.28	0.32	0.37
Net realized and unrealized gains (losses) on investments	(0.05)	0.22	(0.40)	0.39	(0.16)	0.36
Total from Investment Activities	0.12	0.55	(0.10)	0.67	0.16	0.73
Distributions:
Net investment income	(0.17)	(0.33)	(0.30)	(0.28)	(0.33)	(0.38)
Net realized gains from investments	(0.15)	(0.05)	(0.10)	(0.11)	(0.15)	(0.23)
Total Distributions	(0.32)	(0.38)	(0.40)	(0.39)	(0.48)	(0.61)
Net Asset Value, End of Period	$11.43	$11.63	$11.46	$11.96	$11.68	$12.00
Total Return (excludes sales charge) (a)	0.96%	4.90%	(0.85)%	5.81%	1.44%	6.29	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$48,893	$55,069	$63,999	$81,251	$97,000	$121,042
Ratio of net expenses to average net assets (c)	1.04%	1.04%	1.04%	1.07%	1.03%	1.01%
Ratio of net investment income to average net assets (c)	2.85%	2.82%	2.56%	2.35%	2.79%	3.09%
Portfolio turnover	11%	17%	27%	28%	54%	53%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.06% lower.

(c)  Annualized for periods less than one year.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.69	$14.92	$12.65	$11.93	$11.89	$10.97
Investment Activities:
Net investment income	0.07	0.13	0.12	0.11	0.11	0.19
Net realized and unrealized gains on investments	0.32	1.18	2.36	1.12	0.09	0.97
Total from Investment Activities	0.39	1.31	2.48	1.23	0.20	1.16
Distributions:
Net investment income	(0.16)	(0.32)	(0.21)	(0.16)	(0.16)	(0.24)
Net realized gains from investments	(1.00)	(0.22)	—	(0.35)	—	—
Total Distributions	(1.16)	(0.54)	(0.21)	(0.51)	(0.16)	(0.24)
Net Asset Value, End of Period	$14.92	$15.69	$14.92	$12.65	$11.93	$11.89
Total Return (excludes sales charge) (a)	2.43%	8.97%	19.77%	10.58%	1.64%	10.67	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,010	$10,293	$12,296	$11,650	$16,572	$27,560
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.12%	1.11%	1.15%
Ratio of net investment income to average net assets (c)	0.96%	0.92%	0.86%	1.00%	1.00%	1.69%
Ratio of gross expenses to average net assets (c) (d)	1.42%	1.34%	1.44%	1.48%	1.29%	1.15%
Ratio of net investment income to average net assets (c) (d)	0.70%	0.73%	0.57%	0.64%	0.82%	1.69%
Portfolio turnover (e)	36%	66%	142%	106%	130%	238%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.57	$14.82	$12.57	$11.86	$11.83	$10.91
Investment Activities:
Net investment income	0.02	0.02	0.04	0.02	0.03	0.09
Net realized and unrealized gains on investments	0.31	1.17	2.33	1.11	0.08	0.97
Total from Investment Activities	0.33	1.19	2.37	1.13	0.11	1.06
Distributions:
Net investment income	(0.11)	(0.22)	(0.12)	(0.07)	(0.08)	(0.14)
Net realized gains from investments	(1.00)	(0.22)	—	(0.35)	—	—
Total Distributions	(1.11)	(0.44)	(0.12)	(0.42)	(0.08)	(0.14)
Net Asset Value, End of Period	$14.79	$15.57	$14.82	$12.57	$11.86	$11.83
Total Return (excludes contingent deferred sales charge) (a)	2.05%	8.16%	18.95%	9.81%	0.90%	9.83	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,954	$2,778	$2,780	$1,214	$1,330	$1,014
Ratio of net expenses to average net assets (c)	1.85%	1.85%	1.85%	1.84%	1.80%	2.00%
Ratio of net investment income to average net assets (c)	0.24%	0.23%	0.05%	0.27%	0.28%	0.85%
Ratio of gross expenses to average net assets (c) (d)	2.21%	2.14%	2.66%	3.01%	2.82%	3.00%
Ratio of net investment loss to average net assets (c) (d)	(0.12)%	(0.06)%	(0.77)%	(0.90)%	(0.74)%	(0.15)%
Portfolio turnover (e)	36%	66%	142%	106%	130%	238%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.74	$14.97	$12.69	$11.97	$11.87	$10.95
Investment Activities:
Net investment income	0.05	0.19	0.14	0.18	0.19 (a)	0.24
Net realized and unrealized gains on investments	0.37	1.16	2.38	1.08	0.13	0.96
Total from Investment Activities	0.42	1.35	2.52	1.26	0.32	1.20
Distributions:
Net investment income	(0.18)	(0.36)	(0.24)	(0.19)	(0.22)	(0.28)
Net realized gains from investments	(1.00)	(0.22)	—	(0.35)	—	—
Total Distributions	(1.18)	(0.58)	(0.24)	(0.54)	(0.22)	(0.28)
Net Asset Value, End of Period	$14.98	$15.74	$14.97	$12.69	$11.97	$11.87
Total Return (b)	2.61%	9.20%	20.06%	10.88%	2.64%	11.05	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$121	$318	$278	$311	$26	$63,961
Ratio of net expenses to average net assets (d)	0.90%	0.90%	0.90%	0.85%	0.66%	0.80%
Ratio of net investment income to average net assets (d)	1.32%	1.16%	1.12%	1.02%	1.52%	2.04%
Ratio of gross expenses to average net assets (d) (e)	5.80%	4.80%	4.46%	19.77%	0.90%	0.84%
Ratio of net investment income (loss) to average net assets (d) (e)	(3.58)%	(2.74)%	(2.44)%	(17.90)%	1.28%	2.00%
Portfolio turnover (f)	36%	66%	142%	106%	130%	238%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.68	$14.90	$12.64	$11.92	$11.88	$10.96
Investment Activities:
Net investment income (loss)	0.05	(0.21)	0.08	0.08	0.08	0.14
Net realized and unrealized gains on investments	0.32	1.48	2.35	1.11	0.08	0.97
Total from Investment Activities	0.37	1.27	2.43	1.19	0.16	1.11
Distributions:
Net investment income	(0.14)	(0.27)	(0.17)	(0.12)	(0.12)	(0.19)
Net realized gains from investments	(1.00)	(0.22)	—	(0.35)	—	—
Total Distributions	(1.14)	(0.49)	(0.17)	(0.47)	(0.12)	(0.19)
Net Asset Value, End of Period	$14.91	$15.68	$14.90	$12.64	$11.92	$11.88
Total Return (a)	2.29%	8.66%	19.34%	10.27%	1.36%	10.22	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,876	$1,867	$7,089	$5,980	$5,063	$4,678
Ratio of net expenses to average net assets (c)	1.45%	1.45%	1.45%	1.44%	1.40%	1.59%
Ratio of net investment income to average net assets (c)	0.64%	0.71%	0.54%	0.64%	0.68%	1.25%
Ratio of gross expenses to average net assets (c) (d)	2.44%	1.72%	1.72%	1.79%	1.70%	1.59%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.35)%	0.44%	0.27%	0.29%	0.38%	1.25%
Portfolio turnover (e)	36%	66%	142%	106%	130%	238%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$14.10	$12.70	$10.85	$10.52	$10.74	$10.00
Investment Activities:
Net investment income	0.07	0.08	0.12 (a)	0.14 (a)	0.16 (a)	0.18
Net realized and unrealized gains (losses) on investments	0.28	1.67	1.85	0.45	(0.09)	1.01
Total from Investment Activities	0.35	1.75	1.97	0.59	0.07	1.19
Distributions:
Net investment income	(0.21)	(0.35)	(0.12)	(0.26)	(0.29)	(0.45)
Total Distributions	(0.21)	(0.35)	(0.12)	(0.26)	(0.29)	(0.45)
Net Asset Value, End of Period	$14.24	$14.10	$12.70	$10.85	$10.52	$10.74
Total Return (excludes sales charge) (b)	2.48%	14.03%	18.30%	5.82%	0.56%	12.16	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,836	$6,964	$6,299	$9,879	$11,437	$17,824
Ratio of net expenses to average net assets (d)	1.44%	1.52%	1.50%	1.44%	1.35%	1.34%
Ratio of net investment income to average net assets (d)	0.66%	0.66%	1.04%	1.35%	1.44%	1.59%
Portfolio turnover (e)	16%	28%	27%	47%	35%	24%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$14.09	$12.68	$10.87	$10.52	$10.74	$10.00
Investment Activities:
Net investment income	0.10	0.20	0.18	0.19 (a)	0.20 (a)	0.19
Net realized and unrealized gains (losses) on investments	0.27	1.62	1.84	0.45	(0.09)	1.03
Total from Investment Activities	0.37	1.82	2.02	0.64	0.11	1.22
Distributions:
Net investment income	(0.24)	(0.41)	(0.21)	(0.29)	(0.33)	(0.48)
Total Distributions	(0.24)	(0.41)	(0.21)	(0.29)	(0.33)	(0.48)
Net Asset Value, End of Period	$14.22	$14.09	$12.68	$10.87	$10.52	$10.74
Total Return (b)	2.64%	14.68%	18.81%	6.26%	0.95%	12.52	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$42,000	$30,683	$9,406	$8,373	$16,214	$12,259
Ratio of net expenses to average net assets (d)	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (d)	1.11%	1.17%	1.55%	1.84%	1.80%	1.91%
Ratio of gross expenses to average net assets (d) (e)	0.99%	1.08%	1.19%	1.12%	1.07%	1.06%
Ratio of net investment income to average net assets (d) (e)	1.11%	1.09%	1.36%	1.72%	1.73%	1.85%
Portfolio turnover (f)	16%	28%	27%	47%	35%	24%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2015, the Trust offered shares of 25 funds. Effective April 24, 2015 the Trust liquidated the International Fund, International Select Fund and Dividend Growth Fund.

Effective April 1, 2015, the following funds within the Trust were renamed: Large Cap Growth Fund became NewBridge Large Cap Growth, Established Value Fund became Sycamore Established Value Fund, Small Company Opportunity Fund became Sycamore Small Company Opportunity Fund, Emerging Markets Small Cap Fund became Expedition Emerging Markets Small Cap Fund and Global Equity Fund became NewBridge Global Equity Fund.

The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
NewBridge Large Cap Growth Fund	Classes A, C, I, R and Y
Select Fund	Classes A and I
Special Value Fund	Classes A, C, I, R and Y
Sycamore Established Value Fund	Classes A, I, R, R6 and Y
Sycamore Small Company Opportunity Fund	Classes A, I, R and Y
Expedition Emerging Markets Small Cap Fund	Classes A, C, and I
NewBridge Global Equity Fund	Classes A, C, I and R
Fund for Income	Classes A, C, I, R, R6 and Y
National Municipal Bond Fund	Classes A and Y
Ohio Municipal Bond Fund	Class A
Balanced Fund	Classes A, C, I and R
Investment Grade Convertible Fund	Classes A and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The NewBridge Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Select Fund seeks to provide long-term growth of capital. The Special Value Fund seeks to provide long-term growth of capital and dividend income. The Sycamore Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Sycamore Small Company Opportunity Fund seeks to provide capital appreciation. The Expedition Emerging Markets Small Cap Fund seeks to provide long-term appreciation of capital. The NewBridge Global Equity Fund seeks to provide long-term growth and capital appreciation. The Fund for Income Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for

Notes to Financial Statements — continued

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general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Financial Statements — continued

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In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The NewBridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	Total
Newbridge Large Cap Growth Fund
Common Stocks	$183,055		$—	$183,055
Investment Companies	—		1,526	1,526
Total	183,055		1,526	184,581
Select Fund
Common Stocks	2,849		—	2,849
Investment Companies	—		111	111
Total	2,849		111	2,960
Special Value Fund
Common Stocks	130,818		—	130,818
Investment Companies	—		1,410	1,410
Total	130,818		1,410	132,228
Sycamore Established Value Fund
Common Stocks	2,261,410		—	2,261,410
Exchange-Traded Funds	23,761		—	23,761
Investment Companies	—		69,614	69,614
Total	2,285,171		69,614	2,354,785
Sycamore Small Company Opportunity Fund
Common Stocks	2,404,062		—	2,404,062
Exchange-Traded Funds	44,992		—	44,992
Investment Companies	—		112,683	112,683
Total	2,449,054		112,683	2,561,737
Expedition Emerging Markets Small Cap Fund
Common Stocks	478	(a)	11,541	12,019
Cash Equivalents	—		375	375
Total	478		11,916	12,394
Newbridge Global Equity Fund
Common Stocks	6,697	(b)	5,069	11,766
Cash Equivalents	—		221	221
Exchange-Traded Funds	107		223	330
Total	6,804		5,513	12,317

Notes to Financial Statements — continued

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	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs		Total
Fund for Income
Government National Mortgage Association	$—	$753,539		$753,539
U.S. Treasury Obligations	—	88,556		88,556
Investment Companies	—	100		100
Total	—	842,195		842,195
National Municipal Bond Fund
Municipal Bonds	—	77,778		77,778
Investment Companies	—	3,103		3,103
Total	—	80,881		80,881
Ohio Municipal Bond Fund
Municipal Bonds	—	46,986		46,986
Investment Companies	—	1,279		1,279
Total	—	48,265		48,265
Balanced Fund
Common Stocks	8,783	—		8,783
U.S. Government Mortgage Backed Agencies	—	4,673		4,673
U.S. Treasury Obligations	—	244		244
Investment Companies	—	204		204
Total	8,783	5,121		13,904
Investment Grade Convertible Fund
Common Stock	326	—		326
Convertible Corporate Bonds	—	36,074		36,074
Convertible Preferred Stocks	10,346	817	(c)	11,163
Investment Companies	—	3,436		3,436
Total	10,672	40,327		50,999

(a) Consists of holdings: 21vianet Group, Inc. listed under China; all securities listed under Brazil and Chile.

(b) Consists of holdings: Vipshop Holdings Ltd. listed under China, NXP Semiconductor NV listed under Netherlands, Delphi Automotive PLC listed under United Kingdom and ACE Ltd. and TE Connectivity, Ltd. listed under Switzerland; all securities under Brazil, Canada and United States.

(c) Consists of holdings: AMG Capital Trust II listed under Financials.

Significant transfers occurred between Levels 1 and 2 on recognition dates of October 31, 2014 and April 30, 2015. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from Level 1 to Level 2
Investment Grade Convertible Fund
Convertible Preferred Stocks	817

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements — continued

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Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust's policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of April 30, 2015, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the NewBridge Large Cap Growth Fund, Select Fund, Sycamore Established Value Fund and NewBridge Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out at which time the gain or loss is realized. A fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance

Notes to Financial Statements — continued

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than if the fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2015, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid monthly for the Fund for Income, National Municipal Bond Fund, Ohio Municipal Bond Fund and Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Select Fund, Sycamore Established Value Fund and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid annually for the NewBridge Large Cap Growth Fund, Special Value Fund, Sycamore Small Company Opportunity Fund, Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Notes to Financial Statements — continued

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Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2015 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
NewBridge Large Cap Growth Fund	$54,958	$78,662	$—	$—
Select Fund	1,601	1,341	—	—
Special Value Fund	148,200	173,776	—	—
Sycamore Established Value Fund	704,298	675,501	—	—
Sycamore Small Company Opportunity Fund	675,097	560,738	—	—
Expedition Emerging Markets Small Cap Fund	15,528	8,322	—	—
NewBridge Global Equity Fund	5,075	4,141	—	—
Fund for Income	—	—	133,526	175,142
National Municipal Bond Fund	35,977	42,876	—	—
Ohio Municipal Bond Fund	5,415	11,999	—	—
Balanced Fund	5,228	6,708	918	1,182
Investment Grade Convertible Fund	16,566	6,226	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
Fund	Up to $100 million	$100 million — $200 million	over $200 million
Sycamore Established Value Fund	0.65%	0.55%	0.45%

Notes to Financial Statements — continued

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	Adviser Fee Tier and Rate
Fund	Up to $400 million	$400 million — $800 million	over $800 million
NewBridge Large Cap Growth Fund	0.75%	0.65%	0.60%
Special Value Fund	0.75%	0.65%	0.60%
Fund for Income	0.50%	0.45%	0.40%
National Municipal Bond Fund	0.55%	0.50%	0.45%
Ohio Municipal Bond Fund	0.55%	0.50%	0.45%
Balanced Fund	0.60%	0.55%	0.50%
Investment Grade Convertible Fund	0.75%	0.65%	0.60%
Fund	Up to $500 million	over $500 million
Sycamore Small Company Opportunity Fund	0.85%	0.75%
Fund	Up to $2.5 billion	$2.5 billion — $5.0 billion	over $5.0 billion
Select Fund	0.65%	0.60%	0.50%
NewBridge Global Equity Fund	0.80%	0.75%	0.70%
Fund
Expedition Emerging Markets Small Cap Fund	1.25%

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.005% (prior to January 1, 2015 the annualized rate was 0.00774%) of each funds' aggregate average daily net assets, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective April 1, 2015, Sungard Investor Services LLC ("Sungard") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Sungard receives for its services an annual fee at a rate of 0.02% of the first $8 billion in average daily net assets of the Trusts, 0.015% of the average daily net assets above $8 billion to $16 billion of the Trusts, 0.01% of the average daily net assets above $16 billion to $20 billion of the Trusts and 0.005% of the average daily net assets above $20 billion of the Trusts. Prior to April 1, 2015, Citi served as the Funds' transfer agent and received the same fees.

Notes to Financial Statements — continued

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Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds. For the six months ended April 30, 2015, the Funds paid affiliates of the Adviser or the Funds $104 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2015, the Distributor received approximately $36 thousand from commissions earned on sales of Class A Shares and the transfer agent received $3 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2015, the expense limits are as follows:

Fund	Class	Expense Limit
NewBridge Large Cap Growth Fund	Class C Shares	2.10	%(a)
NewBridge Large Cap Growth Fund	Class I Shares	0.95	%(a)
NewBridge Large Cap Growth Fund	Class R Shares	1.65	%(a)
NewBridge Large Cap Growth Fund	Class Y Shares	1.02	%(b)
Select Fund	Class A Shares	1.15	%(c)
Select Fund	Class I Shares	0.90	%(c)
Special Value Fund	Class C Shares	2.20	%(a)
Special Value Fund	Class Y Shares	1.03	%(b)
Sycamore Established Value Fund	Class R6 Shares	0.63	%(b)
Sycamore Established Value Fund	Class Y Shares	0.83	%(b)
Sycamore Small Company Opportunity Fund	Class Y Shares	1.15	%(b)
Expedition Emerging Markets Small Cap Fund	Class A Shares	1.80	%(d)
Expedition Emerging Markets Small Cap Fund	Class C Shares	2.55	%(d)
Expedition Emerging Markets Small Cap Fund	Class I Shares	1.50	%(d)
Expedition Emerging Markets Small Cap Fund	Class Y Shares	1.55	%(d)

Notes to Financial Statements — continued

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Fund	Class	Expense Limit
NewBridge Global Equity Fund	Class A Shares	1.40	%(e)
NewBridge Global Equity Fund	Class C Shares	2.15	%(e)
NewBridge Global Equity Fund	Class I Shares	1.15	%(e)
NewBridge Global Equity Fund	Class R Shares	1.67	%(f)
Fund for Income	Class R6 Shares	0.63	%(f)
Fund for Income	Class Y Shares	0.71	%(b)
National Municipal Bond Fund	Class A Shares	0.99	%(a)
National Municipal Bond Fund	Class Y Shares	0.72	%(b)
Balanced Fund	Class A Shares	1.15	%(a)
Balanced Fund	Class C Shares	1.85	%(a)
Balanced Fund	Class I Shares	0.90	%(a)
Balanced Fund	Class R Shares	1.45	%(a)
Investment Grade Convertible Fund	Class I Shares	1.00	%(a)

(a)  In effect until at least February 28, 2016.

(b)  In effect until at least February 28, 2017.

(c)  In effect until at least February 28, 2019.

(d)  In effect until at least March 31, 2017.

(e)  In effect until at least February 28, 2020.

(f)  In effect until at least February 28, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Balanced Fund is no longer subject to repaying waived or reimbursed fees to the Advisor. As of April 30, 2015, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
NewBridge Large Cap Growth Fund	$31,102	2015
NewBridge Large Cap Growth Fund	31,024	2016
NewBridge Large Cap Growth Fund	77,131	2017
NewBridge Large Cap Growth Fund	45,750	2018
Select Fund	83,480	2017
Select Fund	10,360	2018
Special Value Fund	4,640	2015
Special Value Fund	18,123	2016
Special Value Fund	6,598	2017
Special Value Fund	2,465	2018
Sycamore Established Value Fund	12,297	2016
Sycamore Established Value Fund	14,356	2017
Sycamore Established Value Fund	9,137	2018
Sycamore Small Company Opportunity Fund	7,932	2016
Sycamore Small Company Opportunity Fund	33,500	2017
Sycamore Small Company Opportunity Fund	43,500	2018

Notes to Financial Statements — continued

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Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Expedition Emerging Markets Small Cap Fund	$111,065	2017
Expedition Emerging Markets Small Cap Fund	65,019	2018
NewBridge Global Equity Fund	68,323	2015
NewBridge Global Equity Fund	63,285	2016
NewBridge Global Equity Fund	65,850	2017
NewBridge Global Equity Fund	32,300	2018
Fund for Income	13,973	2016
Fund for Income	10,124	2017
Fund for Income	7,491	2018
National Municipal Bond Fund	112,955	2015
National Municipal Bond Fund	106,644	2016
National Municipal Bond Fund	74,401	2017
National Municipal Bond Fund	27,715	2018
Investment Grade Convertible Fund	15,046	2015
Investment Grade Convertible Fund	16,194	2016
Investment Grade Convertible Fund	15,559	2017

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Special Value Fund voluntarily waived $34 thousand for the six months ended 4/30/2015.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the SEC approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights, except for Small Company Opportunity Fund and Large Cap Growth Fund which impacted total return by less than 0.01%.

5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the

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private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2015, Citibank earned approximately $25 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. There were no loans for the Funds during the six months ended April 30, 2015.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2015.

The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Net Ordinary Income	Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
NewBridge Large Cap Growth Fund	$2	$19,197	$19,199	$—	$19,199
Select Fund	18	—	18	—	18
Sycamore Established Value Fund	35,671	106,882	142,553	—	142,553
Sycamore Small Company Opportunity Fund	54,206	82,240	136,446	—	136,446
NewBridge Global Equity Fund	444	618	1,062	—	1,062
Fund for Income	49,258	—	49,258	—	49,258
National Municipal Bond Fund	—	20	20	1,926	1,946
Ohio Municipal Bond Fund	—	281	281	1,644	1,925
Balanced Fund	365	340	705	—	705
Investment Grade Convertible Fund	605	—	605	—	605

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As of October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Late Year Ordinary Losses**	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/ (Deficit)
NewBridge Large Cap Growth Fund	$644	$16,308	$16,952	$—	$(1,137)	$70,151	$85,966
Select Fund	60	—	60	—	—	124	184
Special Value Fund	—	—	—	(82,646)	(234)	4,159	(78,721)
Sycamore Established Value Fund	38,094	232,505	270,599	—	—	434,254	704,853
Sycamore Small Company Opportunity Fund	62,328	147,043	209,371	—	—	411,787	621,158
Expedition Emerging Markets Small Cap Fund	—	—	—	(24)	—	224	199
NewBridge Global Equity Fund	451	633	1,084	—	—	1,685	2,769
Fund for Income	1,647	—	1,647	(156,491)	—	(14,542)	(169,386)
Balanced Fund	7	962	969	(4,682)	—	833	(2,880)
Investment Grade Convertible Fund	535	—	535	(4,094)	—	3,961	402
	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/ (Deficit)
National Muncipal Bond Fund	$46	$8	$426	$480	$—	$5,441	$5,921
Ohio Municipal Bond Fund	43	—	663	706	—	4,445	5,151

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

**  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

As of the end of their tax year ended October 31, 2014, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

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CLCFs subject to expiration:

	Expiration Year
	2015	2016	2017	2018	2019	Total
Special Value Fund	$—	$—	$82,645	$—	$—	$82,645
Fund for Income	9,829	3,917	3,074	3,563	10,878	31,261
Balanced Fund	—	—	3,121	—	—	3,121
Investment Grade Convertible Fund	—	802	3,292	—	—	4,094

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2017	Total
Balanced Fund	$4,682	$4,682

During the year ended October 31, 2014 the Special Value Fund, Balanced Fund and Investment Grade Convertible Fund utilized $36,939, $1,561, and $822, respectively, (in thousands) of capital loss carryforwards.

CLCFs expired during the year ended October 31, 2014:

Fund for Income	$6,110

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Expedition Emerging Markets Small Cap Fund	$24	$—	$24
Fund for Income	69,508	55,722	125,230

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2015 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NewBridge Large Cap Growth Fund	$120,424	$67,124	$(2,967)	$64,157
Select Fund	2,834	162	(36)	126
Special Value Fund	132,893	4,133	(4,798)	(665)
Sycamore Established Value	1,899,718	467,397	(12,330)	455,067
Sycamore Small Company Opportunity	2,178,270	435,215	(51,748)	383,467
Expedition Emerging Markets Small Cap Fund	11,584	1,104	(294)	810
NewBridge Global Equity Fund	10,305	2,172	(160)	2,012
Fund for Income	840,263	18,138	(16,206)	1,932
National Municipal Bond Fund	76,796	4,203	(118)	4,085
Ohio Municipal Bond Fund	44,318	3,965	(18)	3,947
Balanced Fund	13,408	768	(272)	496
Investment Grade Convertible Fund	46,983	5,122	(1,106)	4,016

  Supplemental Information

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds, one portfolio in The Victory Institutional Funds and 21 portfolios in the Compass EMP Funds Trust, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 63	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 68	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 63	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 to November 2011).
Sally M. Dungan, 61	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 62	Trustee	February 2015	Bulk physical commodities broker, Endgate Commodities LLC (since 2014); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Member, Crossroad LLC (Consultants) (2009-2011).	Director, Caledonia Mining Corporation (since May 2012); Managing Member, Crossroad LLC (since May 2009).
David L. Meyer, 58	Trustee	December 2008	Retired.	None.
Leigh A. Wilson, 70	Chair and Trustee	November 1994	Private Investor.

Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 43	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 53	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 45	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 41	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP 2001-2010).
Christopher E. Sabato, 46	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 71	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Kim Oeder, 60**	Anti-Money Laundering Compliance Officer and Identity Theft Officer	October 2014-April 2015	Chief Compliance Officer, Victory Capital Advisers, Inc. (since 2011); Registered Principal, Victory Capital Advisers, Inc. (since 2006).
Chuck Booth, 55**	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 61	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President of the Trust.

**  On April 30, 2015, Mr. Oeder resigned as Anti-Money Laundering Compliance Officer and Identity Theft Officer. Effective, May 1, 2015 Chuck Booth accepted the position as Anti-Money Laundering Compliance Officer and Identity Theft Officer.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14-4/30/15	Expense Ratio During Period* 11/1/14-4/30/15
NewBridge Large Cap Growth Fund
Class A Shares	$1,000.00	$1,034.10	$6.46	1.28%
Class C Shares	1,000.00	1,030.00	10.57	2.10%
Class I Shares	1,000.00	1,035.30	4.79	0.95%
Class R Shares	1,000.00	1,031.60	8.31	1.65%
Class Y Shares	1,000.00	1,035.00	5.15	1.02%
Select Fund
Class A Shares	1,000.00	1,002.40	5.71	1.15%
Class I Shares	1,000.00	1,002.50	4.47	0.90%
Special Value Fund
Class A Shares	1,000.00	1,013.80	6.44	1.29%
Class C Shares	1,000.00	1,010.10	10.42	2.09%
Class I Shares	1,000.00	1,015.00	5.10	1.02%
Class R Shares	1,000.00	1,012.00	7.73	1.55%
Class Y Shares	1,000.00	1,015.10	5.15	1.03%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

**  Annualized.

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	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14-4/30/15	Expense Ratio During Period* 11/1/14-4/30/15
Sycamore Established Value Fund
Class A Shares	$1,000.00	$1,075.00	$5.14	1.00%
Class I Shares	1,000.00	1,077.10	3.24	0.63%
Class R Shares	1,000.00	1,074.30	5.97	1.16%
Class R6 Shares	1,000.00	1,076.90	3.24	0.63%
Class Y Shares	1,000.00	1,076.20	4.27	0.83%
Sycamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,025.60	6.53	1.30%
Class I Shares	1,000.00	1,027.50	4.73	0.94%
Class R Shares	1,000.00	1,024.70	7.63	1.52%
Class Y Shares	1,000.00	1,026.50	5.78	1.15%
Expedition Emerging Markets Small Cap Fund
Class A Shares	1,000.00	1,020.30	9.02	1.80%
Class C Shares	1,000.00	1,016.50	12.75	2.55%
Class I Shares	1,000.00	1,021.20	7.52	1.50%
NewBridge Global Equity Fund
Class A Shares	1,000.00	1,068.10	7.18	1.40%
Class C Shares	1,000.00	1,063.50	11.00	2.15%
Class I Shares	1,000.00	1,069.00	5.90	1.15%
Class R Shares	1,000.00	1,066.00	8.55	1.67%
Fund for Income
Class A Shares	1,000.00	1,022.30	4.71	0.94%
Class C Shares	1,000.00	1,018.80	8.56	1.71%
Class I Shares	1,000.00	1,023.80	3.26	0.65%
Class R Shares	1,000.00	1,022.30	4.76	0.95%
Class R6 Shares (a)	1,000.00	1,008.70	1.01	0.63%
Class Y Shares	1,000.00	1,023.40	3.56	0.71%
National Municipal Bond Fund
Class A Shares	1,000.00	1,005.80	4.92	0.99%
Class Y Shares	1,000.00	1,008.00	3.58	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,009.60	5.18	1.04%
Balanced Fund
Class A Shares	1,000.00	1,024.30	5.77	1.15%
Class C Shares	1,000.00	1,020.50	9.27	1.85%
Class I Shares	1,000.00	1,026.10	4.52	0.90%
Class R Shares	1,000.00	1,022.90	7.27	1.45%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,024.80	7.23	1.44%
Class I Shares	1,000.00	1,026.40	4.97	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

**  Annualized.

(a)  Information shown reflects values for the period March 4, 2015 (commencement of operations) to April 30, 2015 and has been calculated using expense ratios and rates of return of the same period.

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14-4/30/15	Expense Ratio During Period* 11/1/14-4/30/15
NewBridge Large Cap Growth Fund
Class A Shares	$1,000.00	$1,018.45	$6.41	1.28%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Class Y Shares	1,000.00	1,019.74	5.11	1.02%
Select Fund
Class A Shares	1,000.00	1,019.09	5.76	1.15%
Class I Shares	1,000.00	1,020.33	4.51	0.90%
Special Value Fund
Class A Shares	1,000.00	1,018.40	6.46	1.29%
Class C Shares	1,000.00	1,014.43	10.44	2.09%
Class I Shares	1,000.00	1,019.74	5.11	1.02%
Class R Shares	1,000.00	1,017.11	7.75	1.55%
Class Y Shares	1,000.00	1,019.69	5.16	1.03%
Sycamore Established Value Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Class I Shares	1,000.00	1,021.67	3.16	0.63%
Class R Shares	1,000.00	1,019.04	5.81	1.16%
Class R6 Shares	1,000.00	1,021.67	3.16	0.63%
Class Y Shares	1,000.00	1,020.68	4.16	0.83%
Syacamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.35	6.51	1.30%
Class I Shares	1,000.00	1,020.13	4.71	0.94%
Class R Shares	1,000.00	1,017.26	7.60	1.52%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%
Expedition Emerging Markets Small Cap Fund
Class A Shares	1,000.00	1,015.87	9.00	1.80%
Class C Shares	1,000.00	1,012.15	12.72	2.55%
Class I Shares	1,000.00	1,017.36	7.50	1.50%
NewBridge Global Equity Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%
Class R Shares	1,000.00	1,016.51	8.35	1.67%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14-4/30/15	Expense Ratio During Period* 11/1/14-4/30/15
Fund for Income
Class A Shares	$1,000.00	$1,020.13	$4.71	0.94%
Class C Shares	1,000.00	1,016.31	8.55	1.71%
Class I Shares	1,000.00	1,021.57	3.26	0.65%
Class R Shares	1,000.00	1,020.08	4.76	0.95%
Class R6 Shares	1,000.00	1,021.67	3.16	0.63%
Class Y Shares	1,000.00	1,021.27	3.56	0.71%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.89	4.96	0.99%
Class Y Shares	1,000.00	1,021.22	3.61	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.64	5.21	1.04%
Balanced Fund
Class A Shares	1,000.00	1,019.09	5.76	1.15%
Class C Shares	1,000.00	1,015.62	9.25	1.85%
Class I Shares	1,000.00	1,020.33	4.51	0.90%
Class R Shares	1,000.00	1,017.60	7.25	1.45%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,017.65	7.20	1.44%
Class I Shares	1,000.00	1,019.89	4.96	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Newbridge Large Cap Growth Fund	Select Fund

Special Value Fund	Sycamore Established Value Fund

Sycamore Small Company Opportunity Fund	Expedition Emerging Markets Small Cap Fund

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Newbridge Global Equity Fund	Fund for Income

National Municipal Bond Fund	Ohio Municipal Bond Fund

Balanced Fund	Investment Grade Convertible Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 3, 2014. The Board also considered information relating to the Agreement throughout the year and at a meeting on November 11, 2014. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, taking into consideration any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. With respect to the Newbridge Large Cap Growth Fund, Sycamore Established Value Fund, Sycamore Small Company Opportunity Fund, Investment Grade Convertible Fund, Fund for Income, and Expedition Emerging Markets Small Cap Fund, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

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Newbridge Large Cap Growth Fund:

With respect to the Newbridge Large Cap Growth Fund, the Board compared the Fund's 0.83% gross annual management fee to the median management fee of 0.75% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund, but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.28% to the median expense ratio of 1.25% for the peer group and considered the fact that the Fund's ratio was higher than the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, through February 28, 2015, if the Fund's Class C, Class I and Class R total expenses exceed 2.10%, 0.95% and 1.65%, respectively, and through February 28, 2017, if the Fund's Class Y total expenses exceed 1.02%. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $184 million in assets, the Fund remained modest in size. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods as of July 31, 2014, to that of the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund had matched the peer group performance for the one-year period but underperformed that group for the three-year and five-year periods and its benchmark index and Morningstar category for all three periods. The Board noted the Fund's December 2003 inception date. The Board addressed the Fund's performance with the Adviser and requested and received additional information regarding the Adviser's efforts to improve investment performance.

Having concluded, among other things, that: (1) the Newbridge Large Cap Growth Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Select Fund:

The Board considered the Select Fund with the understanding that as of July 31, 2014, the Fund had not had a full year of operations. The Board compared the Fund's 0.76% gross annual management fee to the median management fee of 0.90% for the peer group and considered the fact that the Fund's fee was lower than the peer group's median fee. The Board also compared the Fund's Class A total annual expense ratio, taking into account any distribution fee, of 1.15% to the median expense ratio of 1.21% for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, through February 28, 2019, if the Fund's Class A and Class I total expenses exceed 1.15% and 0.90%, respectively. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement.

Having concluded, among other things, that: (1) the Select Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Adviser's willingness to limit the Fund's Class A and Class I expenses through February 28, 2019, would provide stability to the Fund's expenses during its initial growth period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Special Value Fund:

The Board compared the Special Value Fund's 0.87% gross annual management fee to the median management fee for the peer group and considered the fact that the Fund's fee was equal to the peer group's median fee. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.25% to the median expense ratio of 1.27% for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median expense ratio. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, through February 28, 2015, if the Fund's Class C and Class Y total expenses exceed 2.20% and 1.03%, respectively. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods as of

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July 31, 2014, to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed its benchmark index and Morningstar category for the four periods and outperformed the peer group for the ten-year period only. The Board addressed the Fund's performance with the Adviser and requested and received additional information regarding the Adviser's efforts to improve investment performance.

Having concluded, among other things, that: (1) the Special Value Fund's management fee and annual expenses were within the range of fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C and Class Y expense ratios would provide stability to the Fund's expenses; and (3) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Sycamore Established Value Fund:

With respect to the Sycamore Established Value Fund, the Board compared the Fund's 0.57% gross annual management fee to the median management fee of 0.73% for the peer group and considered the fact that the Fund's fee was lower than the peer group's median fee. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.04% to the median expense ratio of 1.21% for the peer group and considered the fact that the Fund's expense ratio was lower than the peer group's median expense ratio. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, through February 28, 2017, if the Fund's Class R6 and Class Y total expenses exceed 0.63% and 0.83%, respectively. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods as of July 31, 2014, to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group in the one-year and ten-year periods. The Board noted that the Fund underperformed the benchmark index for the one-year, three-year and five-year periods, but outperformed it for the ten-year period. The Board considered the fact that the Fund underperformed its Morningstar category for three-year and five-year periods, but outperformed it for the one-year and ten-year periods.

Having concluded, among other things, that: (1) the Sycamore Established Value Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class R6 and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund had outperformed its peer group, benchmark index and Morningstar category over longer periods and its peer group and Morningstar category over the one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Sycamore Small Company Opportunity Fund:

With respect to the Sycamore Small Company Opportunity Fund, the Board compared the Fund's 0.88% gross annual management fee to the median management fee of 0.83% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund, but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.34% to the median expense ratio of 1.29% for the peer group and considered the fact that the Fund's ratio was higher than the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, through February 28, 2017, if the Fund's Class Y total expenses exceed 1.15%. The Board noted that during the period, the Adviser did not waive fees or reimbursed expenses under the agreement since the Class Y expenses were below the contractual amount. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods as of July 31, 2014, to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group, benchmark index and Morningstar category for the one-year, and ten-year periods.

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Having concluded, among other things, that: (1) the Sycamore Small Company Opportunity Fund's annual management fee and expenses remained in an acceptable range of fees and expenses of comparable mutual funds; and (2) the Fund outperformed the peer group, benchmark index, and Morningstar category for at least the one-year and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Expedition Emerging Markets Small Cap Fund:

The Board considered the Expedition Emerging Markets Small Cap Fund with the understanding that as of July 31, 2014, the Fund had not had a full year of operations. The Board compared the Fund's 1.36% gross annual management fee to the median management fee of 1.20% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board also compared the Fund's Class A total annual expense ratio, taking into account any distribution fee, of 1.80% to the median expense ratios for the peer group and considered the fact that the Fund's ratio was equal to the peer group's median. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, through March 31, 2017, if the Fund's Class A, Class C, Class I and Class Y total expenses exceed 1.80%, 2.55%, 1.50% and 1.55%, respectively. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement.

Having concluded, among other things, that: (1) the Expedition Emerging Markets Small Cap Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Adviser's willingness to limit the Fund's Class A, Class C, Class I, and Class Y expenses through March 31, 2017, would provide stability to the Fund's expenses during its initial growth period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Newbridge Global Equity Fund:

The Board considered the Newbridge Global Equity Fund with the understanding that it had been operational since March 18, 2010. The Board compared the Fund's 1.11% gross annual management fee to the median management fee of 1.06% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.40% to the median expense ratio of 1.55% for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median expense ratio. The Board recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, though February 28, 2020, if the Fund's Class A, Class C, and Class I total expenses exceed 1.40%, 2.15%, and 1.15%, respectively, and through February 28, 2018, if the Fund's Class R total expenses exceed 1.67%. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year and three-year period ended July 31, 2014, to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund underperformed its peer group for the three-year period but outperformed its peer group for the one-year period and outperformed its benchmark index and Morningstar category for both periods.

Having concluded, among other things, that: (1) the Newbridge Global Equity Fund's gross management fee, while higher than the peer group median, was acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratio; (2) the Fund's expenses were lower than the expenses of comparable mutual funds; and (3) the Fund had generally performed well; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.55% gross annual management fee to the median management fee of 0.50% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund, but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 0.93% to the median expense ratio of 0.82% for the peer group and considered the fact that the Fund's ratio was higher than the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its

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fees and reimburse expenses, excluding certain specified costs, through February 28, 2017, if the Fund's Class Y total expenses exceed 0.71%,. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group, benchmark index and Morningstar category in each of the three-year, five-year and ten-year periods.

Having concluded, among other things, that: (1) the Fund for Income's gross management fee, though higher than the median gross management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class Y expenses through February 28, 2017,would provide stability to the Fund's expenses for that share class during the period; and (3) the Fund had performed well as compared to its peer group during all but the most recent periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's 0.67% gross annual management fee to the median management fee of 0.52% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 0.98% to the median expense ratio of 0.85% for the peer group and considered that the Fund's ratio was higher than the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, through February 28, 2015, if the Fund's Class A total expenses exceed 0.99%, and through February 28, 2017, if the Fund's Class Y total expenses exceed 0.72%. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $109 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014,to that of its peer group, benchmark index and Morningstar category and considered the fact that the Fund underperformed the peer group, benchmark index and Morningstar category for the one-year, three-year period and five-year periods, but outperformed its peer group and Morningstar category for the ten-year period. The Board addressed the Fund's performance with the Adviser and requested and received additional information regarding the Adviser's efforts to improve investment performance.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross management fee, while higher than the peer group median, was acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratios for Class A and Class Y; and (2) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.68% gross annual management fee to the median management fee of 0.48% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.04% to the median expense ratio of 0.81% for the peer group and considered the fact that the Fund's ratio was higher than the peer group's median expense ratio. The Board also considered the fact that, at approximately $69 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group, benchmark index Morningstar category for each period. The Board considered that the Fund's benchmark index had a national scope while its peer group, like the Fund, was more state-specific. The Board specifically discussed the Fund's expenses, performance and size with the Adviser and was assured that the Fund remained an important part of the overall product line.

Having concluded, among other things, that: (1) while the Ohio Municipal Bond Fund's management fee and expense ratio were higher than those of the peer group median, the Fund's management fee and expenses were within the range of fees and expenses of comparable mutual funds, taking the Fund's size into consideration; and (2) the Fund was important to the strategy of offering a broad range of products; the Board

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determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

The Board compared the Balanced Fund's 0.82% gross annual management fee to the median management fee of 0.81% for the peer group and considered the fact that the Fund's fee was comparable to the peer group's median fee. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.15% to the median expense ratio for the peer group and considered the fact the Fund's ratio was equal to the peer group's median expense ratio. The Board also considered the fact that, at approximately $21 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods as of July 31, 2014, to that of the peer group, benchmark index and Morningstar category and considered the fact that the Fund outperformed or matched the peer group performance in each of the periods. The Board noted that the Fund had also outperformed its benchmark index for the one-year period and Morningstar category for the one-year and three-year periods.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the improvement in the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.89% gross annual management fee to the median management fee of 0.71% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund, but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.50% to the median expense ratio of 1.06% for the peer group and considered the fact that Fund's ratio was higher than the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, through February 28, 2015, if the Fund's Class I total expenses exceed 1.00%. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $18 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group, benchmark index and Morningstar category for the five-year and ten-year periods. The Board considered the fact that the Fund outperformed or matched its peer group performance for the one-year and three-year periods and its Morningstar category for the one-year period, but underperformed its benchmark index in all three periods. The Board specifically discussed the Fund's expenses, performance and size with the Adviser and was assured that the Fund remained an important part of the overall product line.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Adviser's willingness to limit the Fund's Class I expense ratio would provide stability to the expenses of that share class; (3) the Fund's performance had improved for the one-year period; and (4) the Fund was important to the strategy of offering a broad range of products; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved

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the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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Considerations of the Board in Continuing the Investment Sub-Advisory Agreement (the

"Sub-Advisory Agreement")

The Board considered and approved the Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC (the "Sub-Adviser") and the Trust on behalf of the National Municipal Bond Fund and the Ohio Municipal Bond Fund at a meeting, which was called for that purpose, on December 3, 2014. The Board also considered information relating to the Sub-Advisory Agreement throughout the year and at a meeting on November 11, 2014. In considering whether to approve the Sub-Advisory Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Trust and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Sub-Advisory Agreement should be continued. The Trustees discussed the services to be provided by VCM as the investment adviser, and its profitability with respect to the Funds. In considering whether the compensation paid to the Sub-Adviser was fair and reasonable the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Sub-Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  The Sub-Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Sub-Adviser (as reflected by comparing fees earned against an estimate of the Sub-Adviser's costs) with respect to the Sub-Adviser's relationship with the Funds;

•  Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Sub-Adviser, including revenues paid to affiliates of the Sub-Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Sub-Adviser; and

•  Current economic and industry trends.

The Board reviewed each Fund's performance against comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. In addition, the Board reviewed each Fund's performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee independently determined the weights attributed to the various factors.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014, to that of its peer group, benchmark index and Morningstar category and considered the fact that the Fund underperformed the peer group, benchmark index and Morningstar category for the one-year, three-year period and five-year periods, but outperformed its peer group and Morningstar category for the ten-year period. The Board noted that the Sub-Adviser had advised the Fund only since August 2013 and, in that context, addressed the Fund's performance with the Adviser.

Having concluded, among other things, that the Adviser was addressing the Trustees' concerns about the Fund's performance, the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Sub-Advisory Agreement with respect to this Fund.

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(Unaudited)

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group, benchmark index and Morningstar category for each period. The Board took into consideration that the Fund's benchmark index had a national scope while its peer group, like the Fund, was more state-specific. The Board noted that the Sub-Adviser had advised the Fund only since August 2013 and, in that context, addressed the Fund's performance with the Adviser.

Having concluded, among other things, that the Adviser was addressing the Trustee's concerns about the Fund's performance, the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Sub-Advisory Agreement with respect to this Fund.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Sub-Advisory Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the continuation of the Sub-Advisory Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services, the estimated profitability of the Sub-Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment advisers;

•  The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser which have resulted in each Fund achieving its stated investment objective;

•  The Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Sub-Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI  (4/15)

April 30, 2015

Semi Annual Report

Diversified Stock Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	3
Financial Statements
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	18
Supplemental Information
Trustee and Officer Information	24
Proxy Voting and Form N-Q Information	28
Expense Examples	28
Portfolio Holdings	29
Advisory Contract Approval	30

The Fund is distributed by Victory Capital Advisers Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Letter to Our Shareholders

Dear Shareholder:

Over the past six months, Victory Capital has worked diligently to expand its available product set and enhance the investor experience with our firm. In addition to its previously announced acquisition of Munder Capital Management, Victory Capital also acquired its ninth investment franchise, Compass Efficient Model Portfolios, LLC ("Compass EMP"), on April 30th, 2015. Compass EMP has developed a strategic indexing approach that combines fundamental criteria with volatility weighting seeking to improve an investor's ability to outperform traditional indexing strategies. Victory Capital's acquisition of Compass EMP is an extension of the firm's multi-boutique business model and provides our investors access to this dynamic asset class. We believe that this partnership enables the firm and our clients to leverage new strengths, and we look forward to the opportunities afforded by this acquisition. In addition to a broadened product set, Victory Capital has also revamped its website, which now highlights our distinctly branded, autonomous investment franchises and significantly enhances our investor's browsing experience. As a shareholder, we encourage you to visit our new website (www.vcm.com) and benefit from these technological enhancements and expanded product offerings.

Marking the 6th consecutive year of positive gains, the S&P 500® Index posted a 13.7% total return in 2014, despite increased uncertainty created by decelerating global economic growth and a rapidly evolving macroeconomic backdrop. While there were numerous geopolitical events impacting the global landscape, such as slowing growth in China, rising conflicts in the Ukraine, sanctions against Russia, and the potential Greek exit from the Eurozone, the dominant forces driving market action can be boiled down to: (1) the strengthening U.S. dollar, (2) declining energy prices and (3) accommodative global monetary policy. The S&P 500® Index corrected nearly 10% in September/October during its initial reaction to the sharp decline in oil prices and the strengthening U.S. dollar before charging back to end the year at near record highs. This strength, which has continued into 2015, is due in large part to the monetary easing seen across the globe, resulting in record low interest rates, which in turn has helped justify P/E multiple expansion.

Indeed, 2015 and 2016 estimates continued to decline during the quarter, with EPS growth now expected to be a somewhat muted +2% year-over-year in 2015, the lowest level seen since exiting the great recession of 2008/2009. Expectations have been ratcheted backward on both the international and domestic fronts. In regards to the former, profits from overseas faced stiff headwinds from weak emerging market demand and a strengthening U.S. dollar. That said, a sharp reversal in both the dollar and oil prices post quarter end, could end up being a tailwind to estimates in the coming quarter.

It's worth noting that the dollar is both a proxy for the relative strength of the U.S. economy, as well as an equilibrium mechanism that helps drive economic convergence. It is also highly susceptible to cyclical and technical forces. Despite a few lackluster domestic economic data points such as flat GDP growth and lackluster retail sales, labor market indicators continue to harden and nonresidential investment remains solid. Continued productivity gains should lead

3

to real wage increases in the U.S., which in turn should support positive GDP growth moving forward.

In the fixed income market, harsh winter weather, west coast port slowdowns and cut-backs in the energy sector, all contributed to slower growth over the past six months. Many expected the U.S. consumer to pick up the slack with strong consumption given the steep drop in gasoline prices, which functions to increase disposable income. Unfortunately, a significant pick-up in consumer spending did not materialize as readings on retail sales were mediocre and the personal savings rate became the primary beneficiary of lower energy prices. Similarly, outside of the U.S., growth and inflation remained low, and liquidity was on the rise as central banks in Europe and Japan continued to ease policy.

Weak growth and low inflation complicated the policy outlook for the Federal Reserve, as the committee continued to inch towards the beginning of policy normalization. The fixed income market conveyed a different outlook, however, as interest rates declined further given the uncertain outlook for both growth and inflation. The Fed's own forecast for short term interest rates declined as well, yet they continued to guide modest increases in the federal funds rate in 2015. The fixed income market remains skeptical regarding the pace of rate increases relative to the Fed's forecast as we look forward to the remainder of 2015, a dichotomy of views that underscores the "data dependent" nature of monetary policy.

This environment of slower growth and lower interest rates produced solidly, positive absolute returns in the fixed income markets. Furthermore, the uncertainty over monetary policy produced mixed results on an excess returns basis relative to Treasuries over the prior twelve months. This is because securitized sectors generally outperformed Treasuries while corporate bonds trailed.

We continue to believe that the markets could provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863 or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher Dyer

President,
Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communications Equipment (5.7%):
Cisco Systems, Inc.	1,277,000	$36,816
F5 Networks, Inc. (a)	242,000	29,529
		66,345
Consumer Discretionary (15.2%):
Advance Auto Parts, Inc.	127,000	18,161
H&R Block, Inc.	1,084,000	32,780
Hilton Worldwide Holdings, Inc. (a)	1,142,000	33,073
Johnson Controls, Inc.	531,000	26,752
Newell Rubbermaid, Inc.	599,650	22,865
PVH Corp.	112,040	11,579
Starbucks Corp.	370,320	18,360
Tractor Supply Co.	150,800	12,978
		176,548
Consumer Staples (8.0%):
CVS Caremark Corp.	289,360	28,731
Diageo PLC, ADR	206,870	22,967
The Procter & Gamble Co.	228,450	18,164
Wal-Mart Stores, Inc.	289,780	22,617
		92,479
Energy (5.9%):
Chesapeake Energy Corp.	854,050	13,468
Occidental Petroleum Corp.	374,429	29,992
Schlumberger Ltd.	131,000	12,394
Weatherford International PLC (a)	845,275	12,299
		68,153
Financials (12.9%):
American Express Co.	207,000	16,032
Bank of America Corp.	981,000	15,627
Bank of New York Mellon Corp.	746,300	31,598
Citigroup, Inc.	935,430	49,878
Progressive Corp.	1,364,000	36,364
		149,499
Health Care (16.8%):
Abbott Laboratories	377,100	17,505
Baxter International, Inc.	355,050	24,406
Cardinal Health, Inc.	186,000	15,687
Eli Lilly & Co.	308,730	22,188
Medtronic PLC	494,000	36,778
Merck & Co., Inc.	388,480	23,138
Perrigo Co. PLC	94,009	17,230
Pfizer, Inc.	1,142,330	38,760
		195,692

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (11.9%):
Danaher Corp.	225,282	$18,446
Masco Corp.	972,000	25,748
Nielsen Holdings NV	473,084	21,260
Precision Castparts Corp.	147,000	30,383
Stanley Black & Decker, Inc.	175,000	17,273
United Parcel Service, Inc., Class B	246,748	24,806
		137,916
Internet Software & Services (7.6%):
Facebook, Inc., Class A (a)	306,000	24,103
Google, Inc., Class C (a)	87,167	46,838
Twitter, Inc. (a)	455,000	17,727
		88,668
IT Services (2.0%):
Visa, Inc., Class A	360,000	23,778
Materials (1.9%):
Air Products & Chemicals, Inc.	154,200	22,117
Semiconductors & Semiconductor Equipment (3.0%):
Applied Materials, Inc.	1,794,500	35,513
Software (2.6%):
SAP SE, ADR	400,000	30,276
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc.	186,600	23,353
EMC Corp.	1,671,200	44,972
		68,325
Total Common Stocks (Cost $1,016,513)		1,155,309
Investment Companies (1.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	16,700,950	16,701
Total Investment Companies (Cost $16,701)		16,701
Total Investments (Cost $1,033,214) — 100.8%		1,172,010
Liabilities in excess of other assets — (0.8)%		(9,136)
NET ASSETS — 100.00%		$1,162,874

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/15.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

6

Statement of Assets and Liabilities

The Victory Portfolios  April 30, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $1,033,214)	$1,172,010
Dividends receivable	745
Receivable for capital shares issued	236
Receivable for investments sold	6,640
Receivable from adviser	3
Prepaid expenses	73
Total Assets	1,179,707
LIABILITIES:
Payable for investments purchased	4,973
Payable for capital shares redeemed	10,757
Accrued expenses and other payables:
Investment advisory fees	625
Administration fees	91
Custodian fees	10
Transfer agent fees	107
Chief Compliance Officer fees	1
Trustees' fees	6
12b-1 fees	238
Other accrued expenses	25
Total Liabilities	16,833
NET ASSETS:
Capital	950,879
Distributions in excess of net investment income	(7)
Accumulated net realized gains from investments	73,206
Net unrealized appreciation on investments	138,796
Net Assets	$1,162,874
Net Assets
Class A Shares	$650,270
Class C Shares	72,098
Class I Shares	324,919
Class R Shares	95,054
Class R6 Shares	126
Class Y Shares	20,407
Total	$1,162,874
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	31,934
Class C Shares	3,663
Class I Shares	15,974
Class R Shares	4,728
Class R6 Shares	6
Class Y Shares	1,002
Total	57,307
Net asset value, offering (except Class A Shares) and redemption price per share: (a)
Class A Shares	$20.36
Class C Shares (b)	$19.68
Class I Shares	$20.34
Class R Shares	$20.11
Class R6 Shares	$20.33
Class Y Shares	$20.36
Maximum Sales Charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$21.60

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2015

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Dividend income	$11,955
Total Income	11,955
Expenses:
Investment advisory fees	4,009
Administration fees	568
12b-1 fees — Class A Shares	905
12b-1 fees — Class C Shares	378
12b-1 fees — Class R Shares	255
Custodian fees	53
Transfer agent fees	127
Transfer agent fees — Class A Shares	135
Transfer agent fees — Class C Shares	23
Transfer agent fees — Class I Shares	20
Transfer agent fees — Class R Shares	30
Transfer agent fees — Class Y Shares	13
Trustees' fees	52
Chief Compliance Officer fees	7
Legal and audit fees	74
State registration and filing fees	50
Other expenses	77
Total Expenses	6,776
Expenses waived/reimbursed by Adviser	(17)
Net Expenses	6,759
Net Investment Income	5,196
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	78,112
Net change in unrealized appreciation/depreciation on investments	(49,340)
Net realized/unrealized gains on investments	28,772
Change in net assets resulting from operations	$33,968

See notes to financial statements.

8

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5,196	$13,692
Net realized gains from investment transactions	78,112	175,389
Net change in unrealized appreciation/depreciation on investments	(49,340)	(19,395)
Change in net assets resulting from operations	33,968	169,686
Distributions to Shareholders:
From net investment income:
Class A Shares	(3,158)	(7,764)
Class C Shares	(78)	(121)
Class I Shares	(2,028)	(4,233)
Class R Shares	(325)	(787)
Class R6 Shares (a)	(2)	— (b)
Class Y Shares (c)	(123)	(278)
From net realized gains:
Class A Shares	(103,013)	(16,247)
Class C Shares	(10,867)	(1,520)
Class I Shares	(48,656)	(7,097)
Class R Shares	(14,579)	(2,274)
Class R6 Shares (a)	(56)	—
Class Y Shares (c)	(3,111)	(447)
Change in net assets resulting from distributions to shareholders	(185,996)	(40,768)
Change in net assets from capital transactions	(65,283)	(296,992)
Change in net assets	(217,311)	(168,074)
Net Assets:
Beginning of period	1,380,185	1,548,259
End of period	$1,162,874	$1,380,185
Accumulated undistributed (distributions in excess of) net investment income	$(7)	$511

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Rounds to less than $1.

(c)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$36,298	$69,044
Dividends reinvested	92,948	20,033
Cost of shares redeemed	(203,133)	(276,688)
Total Class A Shares	$(73,887)	$(187,611)
Class C Shares
Proceeds from shares issued	$4,097	$3,852
Dividends reinvested	7,482	1,059
Cost of shares redeemed	(6,842)	(17,207)
Total Class C Shares	$4,737	$(12,296)
Class I Shares
Proceeds from shares issued	$42,408	$78,294
Dividends reinvested	48,148	9,499
Cost of shares redeemed	(86,792)	(151,169)
Total Class I Shares	$3,764	$(63,376)
Class R Shares
Proceeds from shares issued	$4,456	$7,679
Dividends reinvested	14,197	2,913
Cost of shares redeemed	(18,701)	(39,905)
Total Class R Shares	$(48)	$(29,313)
Class R6 Shares (a)
Proceeds from shares issued	$376	$50
Dividends reinvested	58	— (b)
Cost of shares redeemed	(311)	—
Total Class R6 Shares	$123	$50
Class Y Shares (c)
Proceeds from shares issued	$3,253	$3,137
Dividends reinvested	39	9
Cost of shares redeemed	(3,264)	(7,592)
Total Class Y Shares	$28	$(4,446)
Change in net assets from capital transactions	$(65,283)	$(296,992)

(continues on next page)

See notes to financial statements.

10

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Diversified Stock Fund
	Six Months Ended April 30, 2015	Year Ended October 31, 2014
	(Unaudited)
Share Transactions:
Class A Shares
Issued	1,716	3,137
Reinvested	4,444	913
Redeemed	(9,387)	(12,511)
Total Class A Shares	(3,227)	(8,461)
Class C Shares
Issued	201	181
Reinvested	370	50
Redeemed	(335)	(803)
Total Class C Shares	236	(572)
Class I Shares
Issued	2,027	3,538
Reinvested	2,306	433
Redeemed	(4,129)	(6,907)
Total Class I Shares	204	(2,936)
Class R Shares
Issued	211	354
Reinvested	687	134
Redeemed	(887)	(1,802)
Total Class R Shares	11	(1,314)
Class R6 Shares (a)
Issued	16	2
Reinvested	3	— (b)
Redeemed	(15)	—
Total Class R6 Shares	4	2
Class Y Shares (c)
Issued	156	142
Reinvested	2	— (b)
Redeemed	(154)	(340)
Total Class Y Shares	4	(198)
Change in Shares	(2,768)	(13,479)

(a) Class R6 Shares commenced operations on March 3, 2014.

(b)  Rounds to less than 1.

(c)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$23.04	$21.10	$16.26	$14.40	$14.47	$12.93
Investment Activities:
Net investment income	0.09	0.21	0.21	0.14	0.13	0.12
Net realized and unrealized gains (losses) on investments	0.54	2.32	4.83	1.86	(0.08)	1.54
Total from Investment Activities	0.63	2.53	5.04	2.00	0.05	1.66
Distributions:
Net investment income	(0.10)	(0.20)	(0.20)	(0.14)	(0.12)	(0.12)
Net realized gains from investments	(3.21)	(0.39)	—	—	—	—
Total Distributions	(3.31)	(0.59)	(0.20)	(0.14)	(0.12)	(0.12)
Net Asset Value, End of Period	$20.36	$23.04	$21.10	$16.26	$14.40	$14.47
Total Return (excludes sales charge) (a)	2.38%	12.13%	31.19%	14.00%	0.32%	12.87	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$650,270	$810,011	$920,589	$1,202,263	$1,907,016	$2,966,629
Ratio of net expenses to average net assets (c)	1.08%	1.10%	1.08%	1.09%	1.06%	1.06%
Ratio of net investment income to average net assets (c)	0.81%	0.93%	1.12%	0.92%	0.80%	0.86%
Portfolio turnover (d)	44%	70%	89%	87%	84%	87%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$22.38	$20.53	$15.83	$14.04	$14.12	$12.64
Investment Activities:
Net investment income (loss)	— (a)	0.02	0.04	0.01	(0.01)	—	(a)
Net realized and unrealized gains (losses) on investments	0.53	2.25	4.72	1.82	(0.05)	1.50
Total from Investment Activities	0.53	2.27	4.76	1.83	(0.06)	1.50
Distributions:
Net investment income	(0.02)	(0.03)	(0.06)	(0.04)	(0.02)	(0.02)
Net realized gains from investments	(3.21)	(0.39)	—	—	—	—
Total Distributions	(3.23)	(0.42)	(0.06)	(0.04)	(0.02)	(0.02)
Net Asset Value, End of Period	$19.68	$22.38	$20.53	$15.83	$14.04	$14.12
Total Return (excludes contingent deferred sales charge) (b)	1.99%	11.18%	30.16%	13.02%	(0.44)%	11.89	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$72,098	$76,697	$82,069	$73,664	$87,817	$110,194
Ratio of net expenses to average net assets (d)	1.86%	1.89%	1.90%	1.93%	1.88%	1.87%
Ratio of net investment income (loss) to average net assets (d)	0.02%	0.13%	0.25%	0.06%	(0.03)%	0.05%
Portfolio turnover (e)	44%	70%	89%	87%	84%	87%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$23.01	$21.08	$16.25	$14.39	$14.46	$12.92
Investment Activities:
Net investment income	0.12	0.27	0.25	0.19	0.15	0.16
Net realized and unrealized gains (losses) on investments	0.55	2.31	4.83	1.86	(0.05)	1.54
Total from Investment Activities	0.67	2.58	5.08	2.05	0.10	1.70
Distributions:
Net investment income	(0.13)	(0.26)	(0.25)	(0.19)	(0.17)	(0.16)
Net realized gains from investments	(3.21)	(0.39)	—	—	—	—
Total Distributions	(3.34)	(0.65)	(0.25)	(0.19)	(0.17)	(0.16)
Net Asset Value, End of Period	$20.34	$23.01	$21.08	$16.25	$14.39	$14.46
Total Return (a)	2.57%	12.39%	31.49%	14.33%	0.63%	13.21	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$324,919	$362,936	$394,394	$484,884	$713,829	$264,798
Ratio of net expenses to average net assets (c)	0.80%	0.82%	0.82%	0.82%	0.78%	0.76%
Ratio of net investment income to average net assets (c)	1.08%	1.20%	1.38%	1.20%	1.01%	1.18%
Portfolio turnover (d)	44%	70%	89%	87%	84%	87%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$22.79	$20.89	$16.10	$14.26	$14.33	$12.81
Investment Activities:
Net investment income	0.06	0.14	0.14	0.09	0.07	0.09
Net realized and unrealized gains (losses) on investments	0.54	2.29	4.80	1.85	(0.06)	1.52
Total from Investment Activities	0.60	2.43	4.94	1.94	0.01	1.61
Distributions:
Net investment income	(0.07)	(0.14)	(0.15)	(0.10)	(0.08)	(0.09)
Net realized gains from investments	(3.21)	(0.39)	—	—	—	—
Total Distributions	(3.28)	(0.53)	(0.15)	(0.10)	(0.08)	(0.09)
Net Asset Value, End of Period	$20.11	$22.79	$20.89	$16.10	$14.26	$14.33
Total Return (a)	2.28%	11.77%	30.82%	13.69%	0.07%	12.61	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$95,054	$107,486	$125,974	$111,727	$135,607	$173,005
Ratio of net expenses to average net assets (c)	1.36%	1.38%	1.38%	1.38%	1.32%	1.27%
Ratio of net investment income to average net assets (c)	0.53%	0.66%	0.77%	0.61%	0.53%	0.65%
Portfolio turnover (d)	44%	70%	89%	87%	84%	87%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. The distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R6 Shares
	Six Months Ended April 30, 2015	Period Ended October 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$23.01	$21.45
Investment Activities:
Net investment income	0.10	0.19
Net realized and unrealized gains on investments	0.56	1.58
Total from Investment Activities	0.66	1.77
Distributions:
Net investment income	(0.13)	(0.21)
Net realized gains from investments	(3.21)	—
Total Distributions	(3.34)	(0.21)
Net Asset Value, End of Period	$20.33	$23.01
Total Return (b)	2.54%	8.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$126	$54
Ratio of net expenses to average net assets (c)	0.78%	0.78%
Ratio of net investment income to average net assets (c)	1.12%	1.25%
Ratio of gross expenses to average net assets (c) (d)	7.24%	29.23%
Ratio of net investment loss to average net assets (c) (d)	(5.34)%	(27.20)%
Portfolio turnover (e)	44%	70%

(a)  Class R6 commenced operations on March 3, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

16

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class Y Shares
	Six Months Ended April 30, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$23.04	$21.10	$17.66
Investment Activities:
Net investment income	0.11	0.26	0.16
Net realized and unrealized gains on investments	0.54	2.32	3.43
Total from Investment Activities	0.65	2.58	3.59
Distributions:
Net investment income	(0.12)	(0.25)	(0.15)
Net realized gains from investments	(3.21)	(0.39)	—
Total Distributions	(3.33)	(0.64)	(0.15)
Net Asset Value, End of Period	$20.36	$23.04	$21.10
Total Return (b)	2.50%	12.39%	20.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,407	$23,001	$25,233
Ratio of net expenses to average net assets (c)	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets (c)	1.02%	1.17%	1.06%
Ratio of gross expenses to average net assets (c) (d)	0.93%	0.95%	1.01%
Ratio of net investment income to average net assets (c) (d)	0.95%	1.08%	0.91%
Portfolio turnover (e)	44%	70%	89%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

17

Notes to Financial Statements

The Victory Portfolios  April 30, 2015

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2015, the Trust offered shares of 25 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue six classes of shares: Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class R6 Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or

18

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2015

(Unaudited)

system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2— Other Significant Observable Inputs	Total
Common Stocks	$1,155,309	$—	$1,155,309
Investment Companies	—	16,701	16,701
Total	$1,155,309	$16,701	$1,172,010

There were no transfers between Level 1 and Level 2 as of April 30, 2015.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2015

(Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2015 were as follows for the Fund (in thousands):

Purchases*	Sales*
$552,405	$779,870

*There were no purchases or sales of U.S. Government Securities during the period.

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at rate of 0.65% of the first $800 million in average daily net assets, 0.60% of the average daily net assets above $800 million to $2.4 billion and 0.55% of the average daily net assets above $2.4 billion of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.005% (prior to January 1, 2015 the

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2015

(Unaudited)

annualized rate was 0.00774%) of each funds' aggregate average daily net assets, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective April 1, 2015, Sungard Investor Services LLC ("Sungard") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, Sungard receives for its services an annual fee at a rate of 0.02% of the first $8 billion in average daily net assets of the Trusts, 0.015% of the average daily net assets above $8 billion to $16 billion of the Trusts, 0.01% of the average daily net assets above $16 billion to $20 billion of the Trusts and 0.005% of the average daily net assets above $20 billion of the Trusts. Prior to April 1, 2015, Citi served as the Fund's transfer agent and received the same fees.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of 0.25% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R and Class C Shares of the Fund. For the six months ended April 30, 2015, the Fund paid affiliates of the Adviser or the Fund $65 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2015, the Distributor received approximately $4 thousand from commissions earned on sales of Class A Shares and the transfer agent received $1 thousand from redemptions of Class C Shares of the Fund.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2015, the expense limits were as follows:

Class	Expense Limit(a)
Class R6 Shares	0.78%
Class Y Shares	0.86%

(a) In effect until at least February 28, 2017.

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2015

(Unaudited)

repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of April 30, 2015, the following amounts are available to be repaid to the Adviser. The amount repaid to the Adviser during the six months, if any, is reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Amount Waived or Reimbursed Available to Recoup	Expires October 31,
$29,169	2016
33,298	2017
16,631	2018

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2015.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the SEC approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2015, Citibank earned approximately $25 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. There were no loans for the Fund during the six months ended April 30, 2015.

22

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The Victory Portfolios  April 30, 2015

(Unaudited)

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2015.

The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$12,736	$28,032	$40,768

As of October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
$62,493	$118,452	$183,230	$364,175

*The difference between the book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2015, were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
$1,037,423	$152,830	$(18,243)	$134,587

23

Supplemental Information

The Victory Portfolios  April 30, 2015

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds, one portfolio in The Victory Institutional Funds and 21 portfolios in the Compass EMP Funds Trust, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 63	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 68	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 63	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 to November 2011).
Sally M. Dungan, 61	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

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Supplemental Information — continued

The Victory Portfolios  April 30, 2015

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 62	Trustee	February 2015	Bulk physical commodities broker, Endgate Commodities LLC (since 2014); Chief Operating Officer, Liquidnet Holdings Inc, (2011-2014); Managing Member, Crossroad LLC (Consultants) (2009-2011).	Director, Caledonia Mining Corporation (since May 2012); Managing Member, Crossroad LLC (since May 2009).
David L. Meyer, 58	Trustee	December 2008	Retired.	None.
Leigh A. Wilson, 70	Chair and Trustee	November 1994	Private Investor.

Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

25

Supplemental Information — continued

The Victory Portfolios  April 30, 2015

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 43	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 53	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 45	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 41	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 46	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Kim Oeder, 60**	Anti-Money Laundering Compliance Officer and Identity Theft Officer	October 2014-April 2015	Chief Compliance Officer, Victory Capital Advisers, Inc. (since 2011); Registered Principal, Victory Capital Advisers, Inc. (since 2006).
Chuck Booth, 55**	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 71	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Jay G. Baris, 61	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President of the Trust.

**  On April 30, 2015, Mr. Oeder resigned as Anti-Money Laundering Compliance Officer and Identity Theft Officer. Effective, May 1, 2015 Chuck Booth accepted the position as Anti-Money Laundering Compliance Officer and Identity Theft Officer.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14-4/30/15	Expense Ratio During Period* 11/1/14-4/30/15
Diversified Stock Fund
Class A Shares	$1,000.00	$1,023.80	$5.42	1.08%
Class C Shares	1,000.00	1,019.90	9.32	1.86%
Class I Shares	1,000.00	1,025.70	4.02	0.80%
Class R Shares	1,000.00	1,022.80	6.82	1.36%
Class R6 Shares	1,000.00	1,025.40	3.92	0.78%
Class Y Shares	1,000.00	1,025.00	4.32	0.86%

*  Expenses are equal to average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

**  Annualized.

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14-4/30/15	Expense Ratio During Period* 11/1/14-4/30/15
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.44	$5.41	1.08%
Class C Shares	1,000.00	1,015.57	9.30	1.86%
Class I Shares	1,000.00	1,020.83	4.01	0.80%
Class R Shares	1,000.00	1,018.05	6.80	1.36%
Class R6 Shares	1,000.00	1,020.93	3.91	0.78%
Class Y Shares	1,000.00	1,020.53	4.31	0.86%

* Expenses are equal to average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

** Annualized.

Portfolio Holdings

(As a Percentage of Total Investments)

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(Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at a special meeting, which was called for that purpose, on December 3, 2014. The Board also considered information relating to the Agreement throughout the year and at a meeting on November 11, 2014. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of the Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Fund at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Fund for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, taking into consideration any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used in the selection of the Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that the Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

The Board compared the Fund's 0.73% gross annual management fee to the median management fee of 0.659% for the peer group and considered the fact that the Fund's fee was higher than the peer group's median fee. The

30

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(Unaudited)

Board noted that the fees paid by institutional accounts may be lower than that of the Fund, but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any distribution fee, of 1.08% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was equal to the peer group's median expense ratio. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, through February 28, 2017, if the Fund's Class R6 and Class Y total expenses exceed 0.78% and 0.86%, respectively. The Board noted that during the period, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2014, to that of the peer group, its benchmark index and its Morningstar category for the same periods and considered the fact that the Fund's underperformed its peer group and benchmark index for these periods. The Board noted that the Fund outperformed its Morningstar category for the three-year period. The Board considered the steps being taken to improve performance noting the longevity of the portfolio manager and the management team.

Approval of the Agreement on Behalf of the Fund

Having concluded, among other things, that: (1) the Fund's management fee, while higher than the peer group median, was within a reasonable range of the peer group median; (2) the Adviser's willingness to limit the Fund's Class R6 and Class Y expense ratios would provide stability to the Fund's Class R6 and Class Y expenses; and (3) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

31

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI  (4/15)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)              Not applicable.

(b)              Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K, Dyer
Christopher K. Dyer, President

Date	June 25, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 25, 2015